Retirement Investment
Account


PROSPECTUS DATED MAY 4, 1999

 Please read this prospectus and keep it for future reference. It contains important information you should know before participating or taking any other action under RIA.


--------------------------------------------------------------------------------

 ABOUT THE RETIREMENT INVESTMENT ACCOUNT

 The Retirement Investment Account ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Twenty-five investment funds ("Funds") and a guaranteed interest account are available under RIA. The Funds and guaranteed interest account comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.


--------------------------------------------------------------------------------
 FUNDS
--------------------------------------------------------------------------------
 POOLED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
 o Alliance Bond -- Separate            o Alliance Common Stock --
   Account No. 13                         Separate Account No. 4
 o Alliance Balanced -- Separate        o Alliance Aggressive Stock --
   Account No. 10                         Separate Account No. 3
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT NO. 51
--------------------------------------------------------------------------------
 o Alliance Money Market               o Alliance Equity Index
 o Alliance Intermediate               o Alliance Global
   Government Securities               o Alliance International
 o Alliance Quality Bond               o Alliance Small Cap Growth
 o Alliance High Yield                 o Alliance Conservative Investors
 o Alliance Growth & Income            o Alliance Growth Investors
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT NO. 66
--------------------------------------------------------------------------------
 o T. Rowe Price Equity Income         o Morgan Stanley Emerging
 o EQ/Putnam Growth & Income             Markets Equity
   Value                               o Warburg Pincus Small Company
 o Merrill Lynch Basic Value Equity      Value
 o MFS Research                        o MFS Emerging Growth
 o T. Rowe Price International           Companies
   Stock                               o Merrill Lynch World Strategy
 o EQ/Putnam Balanced
--------------------------------------------------------------------------------

 The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Aggressive Stock Funds are managed by Equitable Life. The Alliance Bond Fund is available only to employer plans that signed an agreement to invest monies in the Alliance Bond Fund before June 1, 1994.

 Each of the Separate Account No. 51 Funds invest in shares of a corresponding portfolio ("Portfolio") of The Hudson River Trust. Each of the Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("Portfolio") of EQ Advisors Trust. In each case, the Funds and the corresponding Portfolios have the same name. You should also read the attached prospectuses for The Hudson River Trust and EQ Advisors Trust and keep them for future reference.

 GUARANTEED INTEREST ACCOUNT. The guaranteed interest account credits interest daily and we guarantee principal.

 Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 4, 1999, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA Service Office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



 THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
2    CONTENTS OF THIS PROSPECTUS
--------------------------------------------------------------------------------


Contents of this prospectus


--------------------------------------------------------------------------------


 RETIREMENT INVESTMENT ACCOUNT


---------------------------------------------------------------
Index of key words and phrases                                4
RIA at a glance -- key features                               5



---------------------------------------------------------------
FEE TABLE                                                     7
---------------------------------------------------------------
Examples                                                     11
Condensed financial information                              12
---------------------------------------------------------------


---------------------------------------------------------------
1
RIA FEATURES AND BENEFITS                                    13
---------------------------------------------------------------
Investment options                                           13
The Alliance Bond Fund                                       13
The Alliance Balanced Fund                                   14
The Alliance Common Stock Fund                               15
The Alliance Aggressive Stock Fund                           15
Investment manager of the Alliance Bond, Alliance
   Balanced, Alliance Common Stock and Alliance
   Aggressive Stock Funds                                    16
Funds investing in The Hudson River Trust and
   EQ Advisors Trust                                         16
Risks of investing in the Funds                              19
Risk factors -- Alliance Bond, Alliance Common Stock,
   Alliance Aggressive Stock and Alliance Balanced Funds     19
Change of investment objectives                              21
Guaranteed interest account                                  21


---------------------------------------------------------------
2
 HOW WE VALUE YOUR PLAN BALANCES                             23
---------------------------------------------------------------



--------------------------------------------------------------------------------

When we use the words "we," "us" and "our," we mean Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your", we generally mean the employer or plan sponsor of the plans considering RIA as and investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in the prospectus.

--------------------------------------------------------------------------------
                                                 CONTENTS OF THIS PROSPECTUS   3
--------------------------------------------------------------------------------


-----------------------------------------------------------
3
TRANSFERS                                              24
-----------------------------------------------------------

Transfers among investment options                     24
Special rules applicable to the Alliance Bond Fund     24


-----------------------------------------------------------
4
ACCESS TO YOUR PLAN BALANCES                           26
-----------------------------------------------------------

Participant loans                                      26
Choosing benefit payment options                       26


-----------------------------------------------------------
5
RIA                                                    27
-----------------------------------------------------------

Summary of plan choices                                27
Getting started                                        27
How to make contributions                              28
Selecting investment options                           28
Allocating program contributions                       28


-----------------------------------------------------------
6
DISTRIBUTIONS                                          30
-----------------------------------------------------------


-----------------------------------------------------------
7
OPTIONAL PARTICIPANT RECORDKEEPING
   SERVICES                                            32
-----------------------------------------------------------


-----------------------------------------------------------
8
RATES OF RETURN                                        33
-----------------------------------------------------------

Comparative benchmarks                                 33


-----------------------------------------------------------
9
CHARGES AND EXPENSES                                   42
-----------------------------------------------------------

Charges reflected in reductions in the unit value      42
Indirect expenses borne by the Funds                   42
Charges which reduce the number of units               42
Other billing arrangements                             44
Individual annuity charges                             44
General information on fees and charges                44


-----------------------------------------------------------
10
TAX INFORMATION                                        45
-----------------------------------------------------------


-----------------------------------------------------------
11
MORE INFORMATION                                       52
-----------------------------------------------------------

About changes or terminations                          52
IRS disqualification                                   52
About the separate accounts                            52
About the general account                              54
When we pay proceeds                                   54
When transaction requests are effective                54
Voting rights                                          54
About our year 2000 progress                           55
About legal proceedings                                55
About our independent accountants                      56
About the trustee                                      56
Reports we provide and available information           56
Acceptance and responsibilities                        56
About registered units                                 56
Assignment and creditors' claims                       57
Commissions and service fees we pay                    57


-----------------------------------------------------------
12
WHO IS EQUITABLE LIFE?                                 58
-----------------------------------------------------------


-----------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL
   INFORMATION                                          A-1
-----------------------------------------------------------


-----------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION
-----------------------------------------------------------

--------------------------------------------------------------------------------
4    INDEX OF KEY WORDS AND PHRASES
--------------------------------------------------------------------------------


Index of key words and phrases


--------------------------------------------------------------------------------


 Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                       PAGE
  business day                          23
  benefit payment options               26
  contracts                             27
  contributions                         28
  CWC                                   42
  current rate                          21
  DOL                                   28
  ERISA                                 5
  EQ Advisors Trust                     17
  Equitable Life                        58
  exclusive funding employer plan       27
  Funds                               cover
  guaranteed interest account           21
  IRS                                   42
  investment options                    13
  minimum rate                          21
  PRS                                   32
  partial funding employer plan         27
  participant-directed plans            24
  Portfolios                          cover
  RIA                                   27
  SAI                                 cover
  separate accounts                     52
  The Hudson River Trust                18
  trustee-directed plans                24
  unit                                  23
  unit value                            23

--------------------------------------------------------------------------------
RIA AT A GLANCE -- KEY FEATURES     5
--------------------------------------------------------------------------------


RIA at a glance -- key features


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EMPLOYER            RIA is an investment program designed for employer plans
CHOICE OF           that qualify for tax-favored treatment under Section 401(a)
PLAN                of the Internal Revenue Code of 1986, as amended ("Code").
ARRANGEMENTS        Eligible employer plans include defined benefit plans,
                    defined contribution plans or profit-sharing plans,
                    including 401(k) plans. These employer plans generally also must meet the requirements of the Employee Retirement Income
                    Security Act of 1974, as amended ("ERISA").
--------------------------------------------------------------------------------
                    Employers have a choice of two retirement plan arrangements under RIA:

                    o You may choose RIA as the exclusive funding vehicle for an employer plan. If you choose this option, the annual amount of plan contributions must be at least $10,000.

                    o You may choose RIA as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest account is not available. Also, a partial funding agreement must be completed.

--------------------------------------------------------------------------------
RIA                 o Twenty-six investment options. The maximum number of
FEATURES active investment options that may be selected at any time is 25.

                    o Benefit distribution payments.

                    o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                    o Available for trustee-directed or participant-directed
                      plans.

                    ------------------------------------------------------------
                    A participant-directed employer plan, is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                    ------------------------------------------------------------

--------------------------------------------------------------------------------
CONTRIBUTIONS       o Can be allocated to any one option or divided among them.

                    o May be made by check or wire transfer.

                    o Are credited on the day of receipt if accompanied by
                      properly completed forms.

--------------------------------------------------------------------------------
TRANSFERS AMONG     o Generally, amounts may be transferred among the investment
INVESTMENT OPTIONS    options at any time.

                    o There is no charge for transfers and no tax liability.

                    o Transfers to the Alliance Bond Fund and from the
                      guaranteed interest account may be subject to limitations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    RIA AT A GLANCE - KEY FEATURES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PROFESSIONAL        The Funds are managed by professional investment advisers.
INVESTMENT
MANAGEMENT
GUARANTEED
--------------------------------------------------------------------------------
GUARANTEED          The guaranteed interest account pays interest at guaranteed
OPTIONS             rates and provides guarantees of principal.
--------------------------------------------------------------------------------
TAX CONSIDERATIONS  o On earnings              No tax on investment earnings
                                               until withdrawn.

                    o On transfers             No tax on internal transfers
                                               among the investment options.
                    ------------------------------------------------------------
                    Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral.
                    The tax deferral of the contract does not provide additional benefits.
--------------------------------------------------------------------------------
CHARGES AND         o Ongoing operations fee assessed against combined assets
EXPENSES invested in investment options including any outstanding loan balance.

                    o Investment management and financial accounting fees and
                      other expenses charged on an investment Fund-by-Fund basis, as applicable.

                    o No sales charges deducted from contributions, but
                      contingent withdrawal charges may apply for non-benefit distributions.

                    o Charges of The Hudson River Trust and EQ Advisors Trust
                      Portfolios for investment advisory fees and other expenses, and 12b-1 fees (EQ Advisors Trust only).

                    o Administrative fee if you purchase an annuity payout
                      option.

                    o Participant recordkeeping (optional) charge per
                      participant annual fee of $25.00.

                    o Loan fee of 1% of loan principal amount at the time the
                      plan loan is made.

                    o Administrative charge for Funds of Separate Account No.
                      51.
--------------------------------------------------------------------------------
BENEFIT             o Lump sum.
PAYMENT
OPTIONS             o Installments on a time certain or dollar certain basis.

                    o Variety of fixed annuity benefit payout options as
                      available under an employer's plan.
--------------------------------------------------------------------------------
ADDITIONAL          o Participant loans (if elected by your employer; some
FEATURES              restrictions apply).

                    o Quarterly reports showing:

                      o transactions in the investment options during the
                        quarter for the employer plan;

                      o the number of units in the Funds credited to the
                        employer plan; and

                      o the unit values and the balances in all of the
                        investment options as of the end of the quarter.

                    o Automatic confirmation notice to employer/trustee
                      following the processing of a financial investment option transfer.

                    o Annual and semiannual report of the Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                FEE TABLE      7
--------------------------------------------------------------------------------


Fee table


--------------------------------------------------------------------------------

 The fee table below will help you understand the various charges and expenses that apply under RIA. The table reflects transaction expenses that affect plan balances participating in the Funds as well as Fund annual expenses you will directly incur under your contract. The table also shows charges and expenses of the Portfolios of The Hudson River Trust and EQ Advisors Trust you will incur indirectly. The only expenses shown in the table that apply to the guaranteed interest account are the contingent withdrawal charge and the ongoing operations fee. If an annuity payout benefit is elected, we will impose a $175 charge. We may also impose a charge for applicable taxes such as state premium taxes.

 WE DEDUCT NO SALES LOADS FROM PLAN CONTRIBUTIONS, AND THERE ARE NO TRANSFER OR EXCHANGE FEES WHEN MOVING ASSETS AMONG THE FUNDS.

 The tables do not include other charges which are specific to the various plans, such as optional participant recordkeeping and loan fees. Also, certain expenses and fees shown in the tables may not apply to your plan. See "Charges and expenses," for more details.

 THE FUND CHARGES AND FEES ARE EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE NET ASSETS. THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST FEES AND EXPENSES ARE SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO.



---------------------------------------------------------------------------------------------------------------------
 POOLED SEPARATE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                           ALLIANCE       ALLIANCE       ALLIANCE       ALLIANCE
                                                            BOND         BALANCED        COMMON       AGGRESSIVE
                                                            FUND           FUND        STOCK FUND     STOCK FUND
---------------------------------------------------------------------------------------------------------------------
 PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)                       ------------------------  6% Maximum   -------------------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)                       ---------------------  1.25% Maximum   -------------------

 SEPARATE ACCOUNT ANNUAL EXPENSES:
  Annual investment management fee including financial
   accounting fees (as a percentage of plan balances in
   each Fund)(3)                                            0.50%          0.50%        0.50%           0.50%

 TRUST ANNUAL EXPENSES:                                  ---------------------  not applicable -------------------
---------------------------------------------------------------------------------------------------------------------

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the portion of plan balances over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3)   The Fund annual expenses are reflected in the unit value.

--------------------------------------------------------------------------------
8    FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FUNDS OF SEPARATE ACCOUNT NO. 51


---------------------------------------------------------------------------------------------------------------------------------
                                                                  ALLIANCE
                                                               INTERMEDIATE                                ALLIANCE
                                                   ALLIANCE     GOVERNMENT       ALLIANCE      ALLIANCE   GROWTH &     ALLIANCE
                                                MONEY MARKET    SECURITIES    QUALITY BOND   HIGH YIELD    INCOME    EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)             -----------------------------------  6% Maximum ----------------------------------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)             ----------------------------------  1.25% Maximum --------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
  Administrative Charge(3)(4)                  -------------------------------------  0.05% -------------------------------------
THE HUDSON RIVER TRUST ANNUAL EXPENSES:
  Investment advisory fee                            0.35%          0.50%          0.53%         0.60%       0.55%       0.31%
  Other Expenses                                     0.02%          0.05%          0.04%         0.03%       0.03%       0.03%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Expenses for The Hudson River
  Trust(4)(5)                                        0.37%          0.55%          0.57%         0.63%       0.58%       0.34%
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                              ALLIANCE      ALLIANCE      ALLIANCE
                                                 ALLIANCE       ALLIANCE     SMALL CAP   CONSERVATIVE     GROWTH
                                                  GLOBAL    INTERNATIONAL     GROWTH       INVESTORS    INVESTORS
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)             ---------------------------  6% Maximum ----------------------------------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)             -------------------------- 1.25% Maximum ---------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
  Administrative Charge(3)(4)                  -----------------------------  0.05% -------------------------------------
THE HUDSON RIVER TRUST ANNUAL EXPENSES:
  Investment advisory fee                          0.64%         0.90%          0.90%         0.48%        0.51%
  Other expenses                                   0.07%         0.16%          0.06%         0.05%        0.04%
---------------------------------------------------------------------------------------------------------------------------------
   Total Annual Expenses for The Hudson
     River Trust(4)(5)                             0.71%         1.06%          0.96%         0.53%        0.55%
---------------------------------------------------------------------------------------------------------------------------------

See Notes following tables.

--------------------------------------------------------------------------------
                                                                FEE TABLE      9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FUNDS OF SEPARATE ACCOUNT NO. 66


---------------------------------------------------------------------------------------------------------------------------------
                                                  T. ROWE PRICE                      EQ/PUTNAM
                                                  INTERNATIONAL    T. ROWE PRICE     GROWTH &      EQ/PUTNAM
                                                      STOCK        EQUITY INCOME   INCOME VALUE    BALANCED    MFS RESEARCH
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)              --------------------------------  6% Maximum -----------------------------------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)              -------------------------------  1.25% Maximum ---------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSE:
  Administrative charge                         -----------------------------------  None --------------------------------------
EQ ADVISORS TRUST ANNUAL EXPENSES:
  Investment advisory fee                              0.75%            0.55%           0.55%        0.55%         0.55%
  Rule 12b-1 Fee (6)                                   0.25%            0.25%           0.25%        0.25%         0.25%
  Other expenses                                       0.20%            0.05%           0.05%        0.10%         0.05%
---------------------------------------------------------------------------------------------------------------------------------
Total EQ Advisors Trust Annual Expenses (After
  Expense Limitation)(4)(7)                            1.20%            0.85%           0.85%        0.90%         0.85%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MFS EMERGING    MORGAN STANLEY
                                                     GROWTH          EMERGING
                                                   COMPANIES      MARKETS EQUITY
                                                --------------- -----------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)              ---------  6% Maximum ---------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)              --------  1.25% Maximum -------
SEPARATE ACCOUNT ANNUAL EXPENSE:
  Administrative Charge                         ------------ None -------------
EQ ADVISORS TRUST ANNUAL EXPENSES:
  Investment advisory fee                             0.55%            1.15%
  Rule 12b-1 fee(6)                                   0.25%            0.25%
  Other expenses                                      0.05%            0.35%
--------------------------------------------------------------------------------
Total EQ Advisors Trust Annual Expenses (After
  Expense Limitation)(4)(7)                           0.85%            1.75%
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                                  WARBURG PINCUS    MERRILL LYNCH    MERRILL LYNCH
                                                  SMALL COMPANY         WORLD        BASIC VALUE
                                                      VALUE           STRATEGY          EQUITY
---------------------------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
  Maximum contingent withdrawal charge (as a
   percentage of plan balances)(1)                ------------------  6% Maximum -----------------
  Maximum annual ongoing operations fee (as a
   percentage of plan balances)(2)                ----------------  1.25% Maximum ----------------
SEPARATE ACCOUNT ANNUAL EXPENSE:
  Administrative Charge                           --------------------- None ---------------------
EQ ADVISORS TRUST ANNUAL EXPENSES:
  Investment advisory fee                              0.65%             0.70%           0.55%
  Rule 12b-1 fee(6)                                    0.25%             0.25%           0.25%
  Other expenses                                       0.10%             0.25%           0.05%
---------------------------------------------------------------------------------------------------
Total EQ Advisors Trust Annual Expenses (After
  Expense Limitation)(4)(7)                            1.00%             1.20%           0.85%
---------------------------------------------------------------------------------------------------

Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the portion of plan balances over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3) We reserve the right to increase the separate account administrative charge upon 90 days written notice to the employer.

(4) The Fund annual expenses and The Hudson River Trust or EQ Advisors Trust annual expenses are reflected in the unit value.

--------------------------------------------------------------------------------
10   FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

(5) The fees and expenses shown for all Portfolios are for the year ended December 31, 1998. The investment advisory fee for each Portfolio of The Hudson River Trust may vary from year to year depending upon the average daily net assets of the respective Portfolio of The Hudson River Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for The Hudson River Trust. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. Expenses of The Hudson River Trust are shown as a percentage of each Portfolio's average daily net assets.

(6) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The 12b-1 fee will not be increased for the life of the Contracts.

(7) The maximum investment management and advisory fees for each Portfolio of EQ Advisors Trust cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for EQ Advisors Trust. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. However, EQ Financial Consultants, Inc. ("EQF"), EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to each Portfolio. Under this agreement EQF has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the average daily net assets of each Portfolio as follows: 0.60% for EQ/Putnam Growth & Income Value, MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, and T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

     Absent the expense limitation, "Other Expenses" for 1998 on an annualized basis for each of the Portfolios would have been as follows: 0.24% for MFS Emerging Growth Companies, EQ/Putnam Growth and Income Value, and T. Rowe Price Equity Income; 0.25% for MFS Research; 0.26% for Merrill Lynch Basic Value Equity; 0.66% for Merrill Lynch World Strategy; 1.23% for Morgan Stanley Emerging Markets Equity, 0.45% for EQ/Putnam Balanced; 0.40% for T. Rowe Price International Stock; and 0.27% for Warburg Pincus Small Company Value.

     Each Portfolio may at a later date make a reimbursement to EQF for any of the management fees waived or limited and other expenses assumed and paid by EQF pursuant to the expense limitation agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio.

--------------------------------------------------------------------------------
                                                               FEE TABLE      11
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 EXAMPLES

 The examples below show the expenses that a plan would pay in the situations illustrated. We assume a single contribution of $1,000 invested in one of the Funds listed and a 5% annual return is earned on assets in that Fund. For purposes of these examples, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans other than corporate plans. See "About registered units" under "More information." These examples assume that no loan has been taken and do not reflect PRS or a charge for premium taxes, none of which may apply to any particular participant.



---------------------------------------------------------------------------------------------
                                                  IF THE ENTIRE EMPLOYER PLAN BALANCE IS
                                                    WITHDRAWN AT THE END OF EACH PERIOD
                                                       SHOWN, THE EXPENSE WOULD BE:
                                              -----------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
 THE HUDSON RIVER TRUST
---------------------------------------------------------------------------------------------
Alliance Money Market                           $74.74   $ 94.74     $115.41    $148.26
Alliance Intermediate Government Securities     $76.51   $100.19     $124.80    $169.04
Alliance Bond                                   $75.53   $ 97.17     $119.59    $157.54
Alliance Quality Bond                           $76.70   $100.80     $125.83    $171.33
Alliance High Yield                             $77.29   $102.61     $128.94    $178.16
Alliance Growth & Income                        $76.80   $101.10     $126.35    $172.47
Alliance Equity Index                           $74.45   $ 93.83     $113.84    $144.76
Alliance Common Stock                           $75.53   $ 97.17     $119.59    $157.54
Alliance Global                                 $78.07   $105.03     $133.08    $187.21
Alliance International                          $81.50   $115.54     $151.00    $225.95
Alliance Aggressive Stock                       $75.53   $ 97.17     $119.59    $157.54
Alliance Small Cap Growth                       $80.52   $112.54     $145.91    $215.02
Alliance Conservative Investors                 $76.31   $ 99.59     $123.76    $166.75
Alliance Balanced                               $75.53   $ 97.17     $119.59    $157.54
Alliance Growth Investors                       $76.51   $100.19     $124.80    $169.04
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $82.38   $118.23          --         --
T. Rowe Price Equity Income                     $78.95   $107.74          --         --
EQ/Putnam Growth & Income Value                 $78.95   $107.74          --         --
EQ/Putnam Balanced                              $79.44   $109.24          --         --
MFS Research                                    $78.95   $107.74          --         --
MFS Emerging Growth Companies                   $78.95   $107.74          --         --
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT
                                                   WITHDRAWN AT THE END OF EACH PERIOD
                                                       SHOWN, THE EXPENSE WOULD BE:
---------------------------------------------------------------------------------------------
                                                 1 YEAR     3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
 THE HUDSON RIVER TRUST
---------------------------------------------------------------------------------------------
Alliance Money Market                           $12.49    $38.90   $ 67.33     $148.26
Alliance Intermediate Government Securities     $14.37    $44.66   $ 77.14     $169.04
Alliance Bond                                   $13.33    $41.46   $ 71.70     $157.54
Alliance Quality Bond                           $14.58    $45.29   $ 78.23     $171.33
Alliance High Yield                             $15.20    $47.21   $ 81.48     $178.16
Alliance Growth & Income                        $14.68    $45.61   $ 78.77     $172.47
Alliance Equity Index                           $12.18    $37.94   $ 65.68     $144.76
Alliance Common Stock                           $13.33    $41.46   $ 71.70     $157.54
Alliance Global                                 $16.03    $49.76   $ 85.81     $187.21
Alliance International                          $19.68    $60.85   $104.56     $225.95
Alliance Aggressive Stock                       $13.33    $41.46   $ 71.70     $157.54
Alliance Small Cap Growth                       $18.64    $57.69   $ 99.23     $215.02
Alliance Conservative Investors                 $14.16    $44.02   $ 76.06     $166.75
Alliance Balanced                               $13.33    $41.46   $ 71.70     $157.54
Alliance Growth Investors                       $14.37    $44.66   $ 77.14     $169.04
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $20.62    $63.69        --          --
T. Rowe Price Equity Income                     $ 6.97    $52.62        --          --
EQ/Putnam Growth & Income Value                 $16.97    $52.62        --          --
EQ/Putnam Balanced                              $17.49    $54.20        --          --
MFS Research                                    $16.97    $52.62        --          --
MFS Emerging Growth Companies                   $16.97    $52.62        --          --
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12   FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                     IF THE ENTIRE EMPLOYER PLAN BALANCE IS
                       WITHDRAWN AT THE END OF EACH PERIOD
                          SHOWN, THE EXPENSE WOULD BE:
---------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST (CONTINUED)
---------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity     $87.77     $134.56          --         --
Warburg Pincus Small Company Value         $80.42     $112.24          --         --
Merrill Lynch World Strategy               $82.38     $118.23          --         --
Merrill Lynch Basic Value Equity           $78.95     $107.74          --         --
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                   IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT
                       WITHDRAWN AT THE END OF EACH PERIOD
                          SHOWN, THE EXPENSE WOULD BE:
---------------------------------------------------------------------------------------------
                                            1 YEAR  3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST (CONTINUED)
---------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity     $26.35    $80.93       --         --
Warburg Pincus Small Company Value         $18.54    $57.37       --         --
Merrill Lynch World Strategy               $20.62    $63.69       --         --
Merrill Lynch Basic Value Equity           $16.97    $52.62       --         --
---------------------------------------------------------------------------------------------

 The examples above should not be considered a representation of past or future expenses for each Fund. Actual expenses may be greater or less than those shown above. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

 ANNUITY ADMINISTRATIVE FEE. We generally deduct a $175 annuity administrative fee from amounts applied to purchase certain life annuity payout options. Assuming an annuity payout option could be issued and you elect a life annuity payout option, the expenses shown in the example for "If the entire employer plan balance is not withdrawn" would, in each case, be increased by $2.22 based on the average amount applied to annuity payout options in 1998.


 CONDENSED FINANCIAL INFORMATION

 Please see the Appendix at the end of this prospectus for condensed financial information concerning (i) the Alliance Bond Fund (Separate Account No. 13 (Pooled)), the Alliance Common Stock Fund (Separate Account No. 4 (Pooled)), the Alliance Aggressive Stock Fund (Separate Account No. 3 (Pooled)), and the Alliance Balanced Fund (Separate Account No. 10 (Pooled)); (ii) unit value and units outstanding information for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors, and Alliance Growth Investors Funds (Separate Account No. 51 (Pooled)); and (iii) unit value and units outstanding information for the T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, Merrill Lynch Basic Value Equity, MFS Research, T. Rowe Price International Stock, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, MFS Emerging Growth Companies, EQ/Putnam Balanced, and Merrill Lynch World Strategy Funds (Separate Account No. 66 (Pooled)).


 FINANCIAL STATEMENTS OF THE FUNDS

 Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information." The financial statements of the Funds are contained in the SAI. The financial statements for the Portfolios of The Hudson River Trust and EQ Advisors Trust are included in the respective SAI for each Trust.

--------------------------------------------------------------------------------
                                              RIA FEATURES AND BENEFITS       13
--------------------------------------------------------------------------------

1
RIA features and benefits
--------------------------------------------------------------------------------

 INVESTMENT OPTIONS

 We offer 26 investment options under RIA, including the Funds and the guaranteed interest account. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under an employer plan at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

 THE ALLIANCE BOND FUND

 OBJECTIVE

 The Alliance Bond Fund is available only to employer plans that signed an agreement to invest monies in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.

 INVESTMENT STRATEGIES

 The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

 The Alliance Bond Fund invests in fixed-income securities that have maturities of ten years or less. The weighted average duration of the Fund's total portfolio is expected to be between one and five years. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity. In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

 Additionally, the Alliance Bond Fund may also invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments, either directly or through our Separate Account 2A. For temporary or defensive purposes, the Alliance Bond Fund also may invest directly or indirectly in money market securities without limitation.

 Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable

--------------------------------------------------------------------------------
14   RIA FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 rates of interest with periodic demand features. The Alliance Bond Fund may also purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.


 RISKS OF INVESTMENT STRATEGIES

 See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.


 THE ALLIANCE BALANCED FUND


 OBJECTIVES

 The Alliance Balanced Fund seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.


 INVESTMENT STRATEGIES

 The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

 In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

 The Fund's investment in non-money market debt securities consists primarily of
 (a) publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such actions are considered advantageous in light of existing market conditions.

 The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) 20% in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities, either directly or through our Separate Account No. 2A. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

 Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.


 RISKS OF INVESTMENT STRATEGIES

 See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.

--------------------------------------------------------------------------------
                                                RIA FEATURES AND BENEFITS     15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 THE ALLIANCE COMMON STOCK FUND

 OBJECTIVE

 The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy - and those of other leading industrialized countries - over a long period. The Fund maintains its own portfolio of securities.

 INVESTMENT STRATEGIES

 The Alliance Common Stock Fund invests primarily in common stocks. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment causes: (1) more than 10% of the Fund's book value to be invested in the securities of one issuer; or (2) more than 40% of the Fund's book value to be invested in the securities of four or fewer issuers.

 The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund's non-equity investments could be substantial if we believe that the Fund will not meet its investment objectives by buying common stock and other equity-type securities. The Fund also may invest up to 10% of its total assets in restricted securities (securities not freely traded) and up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States.)

 As a defensive strategy, the Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments, either directly or through our Separate Account No. 2A, which invests in such securities. The Fund would not be pursuing its investment objective when using this temporary defensive strategy.

 RISKS OF INVESTMENT STRATEGIES

 See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.


 THE ALLIANCE AGGRESSIVE STOCK FUND


 OBJECTIVES

 The Alliance Aggressive Stock Fund seeks to achieve long-term capital growth, consistent with investment quality, by investing primarily in securities of medium and smaller sized companies (with capitalization generally between $100 million and $5 billion) that we believe have greater growth potential than larger companies. The Fund maintains its own portfolio of securities.


 INVESTMENT STRATEGIES

 The Alliance Aggressive Stock Fund invests primarily in common stocks of medium and smaller sized companies. The Fund may also invest in securities not generally defined as growth stocks, but with unusual value or earnings potential. For example, the Fund may seek opportunities for capital growth by investing in companies (a) believed to be in cyclical industries; (b) whose securities are temporarily undervalued; (c) in special situations; (d) that are younger but not widely known; or (e) doing business in countries whose economies are expanding. The Fund may also invest in foreign companies without substantial business in the United States. The Fund may invest in other equity-type investments, and may at times be less diversified than a traditional equity portfolio.

 The Fund may also invest in short-term debt securities such as corporate notes, and temporarily invest in money market

--------------------------------------------------------------------------------
16   RIA FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 investments, including our Separate Account No. 2A. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.


 RISKS OF INVESTMENT STRATEGIES

 See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Aggressive Stock Fund specifically. Note, however, that due to the Alliance Aggressive Stock Fund's aggressive investment policies and less diversified investments, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


 INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS

 We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the indirect majority-owners of Alliance, a publicly-traded limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940.

 Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment Funds, insurance companies, foreign entities, qualified and non-tax qualified corporate Funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 1998, Alliance had total assets under management of $286.7 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

 The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

 We, together with Equitable Life's parent company, own 72.2% of the outstanding common stock of Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to numerous independent regional securities firms and banks.

 To the extent permitted by law and consistent with the Fund transaction practices discussed in the prospectus, and subject to the consent of Fund contractholders, the Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. In 1998, there were no such transactions through DLJ subsidiaries.


 FUNDS INVESTING IN THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST

 The Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index,

--------------------------------------------------------------------------------
                                                RIA FEATURES AND BENEFITS     17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors, and Alliance Growth Investors Funds invest in corresponding Portfolios of The Hudson River Trust.

 Alliance is also the investment adviser of The Hudson River Trust, including each of its Portfolios.

 The T. Rowe Price International Stock, T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, EQ/Putnam Balanced, MFS Research, MFS Emerging Growth Companies, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, Merrill Lynch Basic Value Equity, and Merrill Lynch World Strategy Funds invest in corresponding Portfolios of EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding Portfolios. The table below shows the names of the corresponding Portfolios, their investment objectives, and for the EQ Advisors Trust Portfolios, their advisers.



 THE HUDSON RIVER TRUST PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
 NAME                                  OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Alliance Money Market               High level of current income while preserving assets and maintaining liquidity.
----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate
 Government Securities              High current income consistent with relative stability of principal.
----------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond               High current income consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                 High return by maximizing current income and, to the extent consistent with that objective, capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income            High total return through a combination of current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index               Total return performance (before expenses) that approximates the investment performance of the Index at risk level consistent with that of the Index.
----------------------------------------------------------------------------------------------------------------------
Alliance Global                     Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Alliance International              Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth           Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors     High total return without, in the adviser's opinion, undue risk to principal.
----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors           High total return consistent with the adviser's determination of reasonable risk.
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   RIA FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                        EQ ADVISORS TRUST PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                NAME                            OBJECTIVE                            ADVISER
-------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock      Long-term growth of capital.         Rowe Price - Fleming
                                                                            International, Inc.
-------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income            Substantial dividend income and      T. Rowe Price Associates, Inc.
                                       also capital appreciation.
-------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value        Capital growth and, secondarily,     Putnam Investment Management,
                                       current income.                      Inc.
-------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                     Balanced investment.                 Putnam Investment Management,
                                                                            Inc.
-------------------------------------------------------------------------------------------------------------
MFS Research                           Long-term growth of capital and      Massachusetts Financial Services
                                       future income.                       Company
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies          Long-term growth of capital.         Massachusetts Financial Services
                                                                            Company
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets        Long-term capital appreciation.      Morgan Stanley Asset
  Equity                                                                    Management, Inc.
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value     Long-term capital appreciation.      Warburg Pincus Asset
                                                                            Management, Inc.
-------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy           High total investment return.        Merrill Lynch Asset Management.
                                                                            L.P.
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity       Capital appreciation and,            Merrill Lynch Asset Management.
                                       secondarily, income.                 L.P.
-------------------------------------------------------------------------------------------------------------

Please see "More information" for further information regarding The Hudson River Trust and EQ Advisors Trust.

PLEASE REFER TO THE PROSPECTUSES AND SAIS OF THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST FOR A DETAILED DISCUSSION OF THE INVESTMENT OBJECTIVES AND STRATEGIES, ADVISERS, RISK FACTORS AND OTHER INFORMATION CONCERNING THE TRUSTS AND THE PORTFOLIOS.

See "Proposed substitution of Portfolios" under "More information" for information regarding the proposed substitution of newly created Portfolios of EQ Advisors Trust for the Portfolios of The Hudson River Trust currently available under the Funds.

--------------------------------------------------------------------------------
                                               RIA FEATURES AND BENEFITS      19
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 RISKS OF INVESTING IN THE FUNDS

 All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

 Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Aggressive Stock Funds.

 The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See The Hudson River Trust and EQ Advisors Trust prospectuses for risk factors and investment techniques associated with the Portfolios in which the other Funds invest.


 RISK FACTORS -- ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE BALANCED FUNDS

 COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

 SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The Alliance Aggressive Stock Fund invests primarily in the securities of medium and smaller sized companies, although the Alliance Common Stock and Alliance Balanced Funds may also make these investments. The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

 The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks (those with capitalizations of between $100 million to $5 billion) and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

 NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond and Alliance Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the

--------------------------------------------------------------------------------
20   RIA FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 income received from the Fund's current portfolio holdings. Moreover, convertible securities, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

 FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock and Balanced Fund's foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

 RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Common Stock Fund may be unable to quickly sell its restricted security holdings at fair market value.

 The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Aggressive Stock Fund or the Alliance Balanced Fund.

 INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 1998, the Fund held 27.4% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.

 AGGRESSIVE INVESTMENT POLICIES. Due to the Alliance Aggressive Stock Fund's aggressive investment policies and less diversified investments, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

 ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.

 DEBT INSTRUMENTS ISSUED BY SCHEDULE B BANKS. The Alliance Balanced Fund may invest in debt instruments issued by Schedule B Banks, which are foreign branches of United States banks. Schedule B Banks are not required to maintain the same financial reserves which are required of United States banks, but Schedule B Bank certificates of deposit are fully guaranteed by the U.S. parent of the issuing bank. Debt instruments issued by Schedule B Banks may include certificates of deposit and time deposits of London branches of United States banks ("Eurodollars"). Eurodollar investments are subject to the types of risks associated with foreign securities. London branches of the United States banks have extensive government regulation which may limit both the amount and the type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the banking industry. United States banks are required to maintain reserves, are limited in how much they can loan to a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of United States banks.

--------------------------------------------------------------------------------
                                              RIA FEATURES AND BENEFITS       21
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 CHANGE OF INVESTMENT OBJECTIVES

 We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds if the New York State Insurance Department approves the change.

 The investment objectives of the Portfolios of The Hudson River Trust can only be changed by a majority vote of shareholders of those Portfolios. The investment objectives of the Portfolios of EQ Advisors Trust may be changed by the Board of Trustees of EQ Advisors Trust without the approval of shareholders. See "Voting rights" under "More information."


 GUARANTEED INTEREST ACCOUNT

 The guaranteed interest account is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information."

 The amount allocated to the guaranteed interest account earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

 We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month on the amount maintained for the employer plan at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to the employer plan.


 CURRENT AND MINIMUM INTEREST RATES

 Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest account for any given calendar year. We declare current rates for each class of employer plan before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. The minimum interest rates will never be lower than 4%. In general, we expect to declare current rates, in any year, greater than the previously declared minimum rates for that year. If the employer plan is permitted to invest in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest account. See "Special rules applicable to the Alliance Bond Fund" for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest account without regard to any previously declared minimum rate.

 The current interest rate for 1999 and 2000 and year 2001 minimum interest guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2000 and the minimum rates effective for calendar years 2001 and 2002 will be declared in December 1999.


 CLASSES OF EMPLOYER PLANS

 We assign an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in our guaranteed interest account. The initial class of employer plans to which an employer plan is assigned will depend on the date the plan is adopted.


 REVISED INTEREST RATES

 All of the following conditions must exist for us to declare a revised rate:

 o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising Equitable Life's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which Fund those plans;

 o  on the date of the allocation, the otherwise applicable

--------------------------------------------------------------------------------
22   RIA FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    "current" guaranteed interest rate with respect to the employer plan's guaranteed interest account exceeds the benchmark treasury rate by at least 0.75%; and

 o prior allocations to the guaranteed interest account for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest account for the employer plan during the three immediately preceding calendar years.

 If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.

--------------------------------------------------------------------------------
                                          HOW WE VALUE YOUR PLAN BALANCES     23
--------------------------------------------------------------------------------


2
How we value your plan balances


--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.


--------------------------------------------------------------------------------
A business day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. We may also choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

For a description of how Fund unit values are computed, see "How We Determine the Unit Value" in the SAI.

FOR THE GUARANTEED INTEREST ACCOUNT. The value of an employer plan's investment in the guaranteed interest account is, at any time, the total contributions allocated to the guaranteed interest account, plus the interest earned, less (i) employer plan benefit payments, (ii) other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.

--------------------------------------------------------------------------------
24   TRANSFERS
--------------------------------------------------------------------------------


3
Transfers


--------------------------------------------------------------------------------

 TRANSFERS AMONG INVESTMENT OPTIONS

 You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

 The following section describes transfer limitations applicable, under certain situations, to amounts transferred out of the guaranteed interest account during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").

 PARTICIPANT-DIRECTED PLANS. If the employer elects to fund the employer plan with the guaranteed interest account and the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, during any transfer period, the following limitations apply:

 For plans electing the PRS, the maximum amount that may be transferred by a participant from the guaranteed interest account is equal to the greater of:
 (i) 25% of the amount the participant had in the guaranteed interest account as of the last calendar day of the prior calendar year, and (ii) the total of all amounts the participant transferred out of the guaranteed interest account during the prior calendar year. Generally, this means that new participants will not be able to transfer amounts out of the guaranteed interest account during the first calendar year of their participation under the contract.

 If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest account.

 For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest account is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest account as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest account during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation.

 If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest account.

 TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

 If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest account.

 SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

 The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made any of the Funds of Separate Account No. 51 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds of Separate Account No. 51, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out the guaranteed interest account will be subject to certain restrictions described above.

 TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount (in whole percentages) arising from participant-directed

--------------------------------------------------------------------------------
                                                               TRANSFERS      25
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest account is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA Service Office at 1-800-967-4560.

 If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.


 TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.

--------------------------------------------------------------------------------
26   ACCESS TO YOUR PLAN BALANCES
--------------------------------------------------------------------------------


4
Access to your plan balances


--------------------------------------------------------------------------------

 PARTICIPANT LOANS

 Participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information."

 Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan Provision."

 Generally, all loan amounts must be taken from the guaranteed interest account. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest account. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

 The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the plan participant's balances in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.


 CHOOSING BENEFIT PAYMENT OPTIONS

 RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

 o  purchase of one of our annuities;

 o  lump sum distribution;

 o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

 o  permitted cash withdrawals.

 Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

 o  life annuity;

 o  life annuity - period certain;

 o  life annuity - refund certain;

 o  period certain annuity; and

 o  qualified joint and survivor life annuity.

 All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

 The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity Benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative charge of $175 will be deducted from the amount used to purchase an annuity.

 We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

 Requests for cash distributions must be made to us on an aggregate as opposed to a participant-by-participant basis, except for employer plans using the PRS. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information."

 We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information."

 RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.

--------------------------------------------------------------------------------
                                                                    RIA       27
--------------------------------------------------------------------------------


5
RIA


--------------------------------------------------------------------------------

 This section explains RIA in further detail. It is intended for employers who wish to use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

 RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.

 RIA consists of two group annuity contracts ("contracts") issued by Equitable Life, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $1.4 billion in assets at December 31, 1998.

 Our Service Consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" in the back of this prospectus.


 SUMMARY OF PLAN CHOICES

 You have a choice of two retirement plan arrangements under RIA. You can:

 o Choose RIA as the exclusive funding vehicle for the assets of an employer plan. If you choose this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

 o Choose RIA as a partial investment funding vehicle for an employer plan. If you choose this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We determine at our sole discretion if this option will be available to you. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest account with a partial funding employer plan. You must enter into a partial funding agreement with us to use this partial funding employer plan.

 An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us.

 We reserve:

 o  the right to change these amounts in the future for new sales only; and

 o the right to impose higher annual minimums for certain plans.

     We will give you advance notice of any such changes.

 You also have the choice of using RIA with two types of plans. You may use RIA for:

 o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

 o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

 At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

 CHOOSING THE RIGHT PLAN DEPENDS ON YOUR OWN SET OF CIRCUMSTANCES. WE RECOMMEND THAT YOU REVIEW ALL CONTRACTS, TRUST, PARTICIPATION AND RELATED AGREEMENTS WITH YOUR LEGAL AND TAX COUNSEL.


 GETTING STARTED

 To enroll in RIA, a partnership, sole proprietor or corporation must adopt the Master Retirement Trust as part of its employer plan. You also must execute the participation or installation agreement, and provide us with certain plan information. We will not accept contributions until we accept the enrollment of the employer plan.

--------------------------------------------------------------------------------
28        RIA
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 HOW TO MAKE CONTRIBUTIONS

 REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" in the back of this prospectus. All contributions made by check must be drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars, and made payable to Equitable Life. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

 Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

 There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information."

 ROLLOVER OR TRANSFERS FROM ANOTHER PLAN. You can change the funding of an existing plan to use RIA. Before making a change, however, you should carefully consider the following:

 o The comparative costs and benefits under existing funding arrangements and under RIA; and

 o The amendments or changes that may have to be made in the plan if Funds are transferred.

 To make a rollover or transfer to RIA, Funds must be in cash. Therefore, any assets accumulated under an existing plan will have to be liquidated for cash.



 SELECTING INVESTMENT OPTIONS

 You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the Employer or the Plan Trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

 Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:

 o select the Alliance Money Market Fund if you select any of the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds; or

 o select the guaranteed interest account if you do not select any of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Small Cap Growth or Alliance Conservative Investors Funds.

 If you select any of the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds and the guaranteed interest account, certain restrictions will apply to transfers out of the guaranteed interest account. The Alliance Bond Fund is available only to employer plans that signed an Agreement to participate in that Fund prior to June 1, 1994, and, as described below, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account Nos. 51 or 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest account will be subject to certain restrictions.


 ALLOCATING PROGRAM CONTRIBUTIONS

 We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

--------------------------------------------------------------------------------
                                                                    RIA       29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.

--------------------------------------------------------------------------------
30        DISTRIBUTIONS
--------------------------------------------------------------------------------


6
Distributions


--------------------------------------------------------------------------------


 Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

 Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" in this prospectus and the SAI. You should discuss your options with a qualified financial advisor. Our Service Consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information."

 AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding Portfolio of The Hudson River Trust or EQ Advisors Trust, as applicable. See "When we pay proceeds."

 AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA Contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest account, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

 When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest account. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

 Participant-directed employer plans are not subject to the deferred payout provision.

--------------------------------------------------------------------------------
                                                          DISTRIBUTIONS       31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION


Transaction Date               End of Year 1                End of Year 2
--------------------------------------------------------------------------------
  guaranteed interest account
  Plan Assets
- Withdrawal Charge
------------------------------
Distribution Amount 1
Dist. Amt. 1  = 1st Payment
---------------
   6
Dist. Amount 1
- 1st Payment
---------------
   Balance 1  |ad
                               Balance 1
                               + Interest
                               - Operations Fee
                               ----------------------------
                               Distribution Amount 2
                               Dist. Amt. 2  = 2nd Payment
                               ---------------
                                  5
                               Dist. Amount 2
                               - 2nd Payment
                               ---------------
                                    Balance  |ad
                                                            Balance 2
                                                            + Interest
                                                            - Operations Fee
                                                            -------------------
                                                            Distribution Amount 3
                                                            Dist. Amt. 3  = 3rd Payment
                                                            ---------------
                                                               4
                                                            Dist. Amount 3
                                                            - 3rd Payment
                                                            ---------------
                                                                 Balance  |ad


Transaction Date               End of Year 3                End of Year 4                End of Year 5
------------------------------------------------------------------------------------------------------
  guaranteed interest account
  Plan Assets
- Withdrawal Charge
------------------------------
Distribution Amount 1
Dist. Amt. 1  = 1st Payment
---------------   6
Dist. Amount 1
- 1st Payment
---------------
   Balance 1  |ad
                               Balance 3
                               + Interest
                               - Operations Fee
                               ------------------
                               Distribution Amount 4
                               Dist. Amt. 4  = 4th Payment
                               ---------------
                                  3
                               Dist. Amount 4
                               - 4th Payment
                               ---------------
                                    Balance  |ad            Balance 4
                                                            + Interest
                                                            - Operations Fee
                                                            ----------------------------
                                                            Distribution Amount 5
                                                            Dist. Amt. 5  = 5th Payment
                                                            ---------------
                                                               2
                                                            Dist. Amount 5
                                                            - 5th Payment
                                                            ---------------
                                                                    Balance  |ad         Balance 5
                                                                                         + Interest
                                                                                         - Operations Fee
                                                                                         -------------------
                                                                                         Final Distribution

--------------------------------------------------------------------------------
32   OPTIONAL PARTICIPANT RECORDKEEPING SERVICES
--------------------------------------------------------------------------------


7
Optional participant recordkeeping services


--------------------------------------------------------------------------------

 SERVICES PROVIDED. If you elect the optional participant recordkeeping services
 (PRS) program, we:

 o establish an individual participant account for each participant covered by your plan based on data you provide;

 o receive and deposit contributions on behalf of participants to individual participant accounts;

 o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

 o provide to you individual participants' reports reflecting the activity in the individual participant's proportionate interest in the plan; and

 o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

 You are responsible for providing Equitable Life with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

 INVESTMENT OPTIONs. You must include the guaranteed interest account in the investment options if you select PRS.

 FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the individual participant's account at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest account. We retain the right to change the fee upon 30 days notice to the employer. See "Charges and expenses."

 ENROLLMENT. You may enroll for PRS at the time your plan is established with us under RIA, or at any time thereafter. Enrollment is subject to our approval, at our sole discretion. We have summarized the main features of PRS here, and participation in this aspect of the RIA program is subject to the terms set forth in the participation agreement (including any separate supplementary agreement) entered into between you and us.

--------------------------------------------------------------------------------
                                                        RATES OF RETURN       33
--------------------------------------------------------------------------------


8
Rates of return


--------------------------------------------------------------------------------

 In order to show how the performance of the Funds may affect employer balances, the following tables provide a historical view of investment performance. The information presented includes performance results for each Fund including, for the Funds of Separate Account Nos. 51 and 66, performance results since inception of the corresponding Portfolios, along with the appropriate benchmarks. These performance results are based on the change in the unit value for the periods shown. Note that year-to-date figures are not annualized.

 Performance data for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds reflect (i) the investment results of the Fund since inception and (ii) the investment management and financial accounting fee. We have recalculated performance prior to June 1, 1994 to reflect the deduction of this fee even though it did not apply as an asset-based charge.

 Performance data for the Funds of Separate Account Nos. 51 and 66 reflect (i) the investment results of the corresponding Portfolios of The Hudson River Trust and EQ Advisors Trust respectively, from the date of inception of those Portfolios, (ii) the actual investment advisory fee and direct operating expenses of the relevant Portfolio and (iii) for Separate Account No. 51, the separate account administrative charge (although this latter charge was not an asset-based charge before the Portfolios were available under RIA).

 None of the data reflects the ongoing operations fee or the loan fee, annuity administrative fee or charge for premium taxes, which may not be applicable to any particular participant. Because rates of return do not reflect the ongoing operations fee or other charges and fees applicable to employer plans under RIA, the rate of return for an employer plan would be lower if such charges and fees were reflected.

 For amounts allocated or transferred to a Fund, investment return and principal will fluctuate and unit values may be worth more or less than the original cost when redeemed.

 Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.


 COMPARATIVE BENCHMARKS

 ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.

 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman Intermediate Government Bond Index.

 ALLIANCE BOND: Lehman Intermediate Government/ Corporate Bond Index.

 ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.

 ALLIANCE HIGH YIELD: Merrill Lynch High Yield Master Index.

 ALLIANCE GROWTH & INCOME: 75% Standard & Poor's 500 Index, and 25% Value Line Convertible Index.

 ALLIANCE EQUITY INDEX: Standard & Poor's 500 which includes reinvested dividends.

 ALLIANCE COMMON STOCK: Standard & Poor's 500 Index which includes reinvested dividends.

 ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.

 ALLIANCE INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.

 ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Small Stock Index and 50% Standard & Poor's Mid-Cap Total Return.

 ALLIANCE SMALL CAP GROWTH: 100% Russell 2000 Growth.

 ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500.

 ALLIANCE BALANCED: 50% Standard & Poor's 500 and 50% Lehman
 Government/Corporate Bond Index.

--------------------------------------------------------------------------------
34   RATES OF RETURN
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500.

 T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital International Europe, Australia, Far East Index.

 T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.

 EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500 Index.

 EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index

 MFS RESEARCH: Standard & Poor's 500 Index.

 MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.

 MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International Emerging Markets Free Price Return Index.

 WARBURG PINCUS SMALL COMPANY VALUE: Russell 2000 Index.

 MERRILL LYNCH WORLD STRATEGY: 36% Standard & Poor's 500/24% Morgan Stanley Capital International Europe, Australia, Far East/21% Salomon Brothers U.S. Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex U.S./5% 3-Month T-Bill.

 MERRILL LYNCH BASIC VALUE EQUITY: Standard & Poor's 500 Index.

 The Lipper Mutual Funds Survey (Lipper) records the performance of over 7,000 mutual funds. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses, and, for Funds with Rule 12b-1 plans, asset-based sales charges. Lipper data provide a more accurate picture of RIA performance relative to that of other mutual funds underlying retirement plan products than the market indices.

 All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

 The performance of the Funds does not represent the actual experience of a particular participating employer plan; the amount and timing of contributions affects individual performance, as do Fund expenses. For a discussion of charges and fees and how they are deducted from a RIA plan, see "Charges and expenses."

 PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE RESULTS. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTION.

--------------------------------------------------------------------------------
                                                        RATES OF RETURN       35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998



--------------------------------------------------------------------------------------------------------------------------
                                                                                                              PORTFOLIO
                                                                                                    SINCE    INCEPTION
                                       1 YEAR       3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------------------------------------------------
 FIXED-INCOME SERIES:
--------------------------------------------------------------------------------------------------------------------------
 Domestic Fixed Income
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                  5.29%        5.31%       5.12%       5.53%         --        7.01%    7/13/81
--------------------------------------------------------------------------------------------------------------------------
      Lipper Money Market               4.84%        4.87%       4.77%       5.20%         --        6.77%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                         5.05%        5.18%       5.11%       5.44%         --        6.76%
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                 7.69%        6.20%       5.34%         --          --        7.04%    4/28/81
--------------------------------------------------------------------------------------------------------------------------
      Lipper U.S. Government            7.68%        6.21%       5.91%         --          --        7.25%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                         8.49%        6.74%       6.45%         --          --        7.60%
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE BOND                          7.98%        6.10%       6.20%       8.14%         --       10.09%    4/28/81
--------------------------------------------------------------------------------------------------------------------------
      Lipper Gen. U.S. Govt.            8.07%        6.16%       6.15%       8.19%      10.05%      10.48%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                         8.44%        6.77%       6.60%       8.52%       9.84%      10.45%
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                  8.63%        7.66%       6.72%         --          --        6.29%    10/1/93
--------------------------------------------------------------------------------------------------------------------------
      Lipper Corporate Bond A-Rated     7.47%        6.38%       6.54%         --          --        6.21%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                         8.69%        7.29%       7.27%         --          --        6.92%
--------------------------------------------------------------------------------------------------------------------------
 Aggressive Fixed Income
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                   (5.20)%      11.30%       9.93%      11.11%         --       10.44%     1/2/87
--------------------------------------------------------------------------------------------------------------------------
      Lipper High Yield                (0.44)%       8.21%       7.37%       9.34%         --        8.97%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                         3.66%        9.11%       9.01%      11.08%         --       10.72%
--------------------------------------------------------------------------------------------------------------------------
 EQUITY SERIES:
--------------------------------------------------------------------------------------------------------------------------
 Domestic Equity
--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY
  INCOME+                               9.11%          --          --          --          --       18.73%     5/1/97
--------------------------------------------------------------------------------------------------------------------------
      Lipper Equity Income             10.90%          --          --          --          --       19.65%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                        28.58%          --          --          --          --       31.31%
--------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH &
  INCOME VALUE+                        12.75%          --          --          --          --       17.56%     5/1/97
--------------------------------------------------------------------------------------------------------------------------
      Lipper Growth & Income           15.61%          --          --          --          --       21.89%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                        28.58%          --          --          --          --       31.31%
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH & INCOME              20.80%       22.47%      17.75%         --          --       16.79%    10/1/93
--------------------------------------------------------------------------------------------------------------------------
      Lipper Growth                    15.61%       21.25%      18.35%         --          --       17.89%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                        20.10%       23.99%      21.07%         --          --       20.48%
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                 28.01%       27.54%         --          --          --       24.27%     3/1/94
--------------------------------------------------------------------------------------------------------------------------
      Lipper S&P 500 Index             28.05%       27.67%         --          --          --       24.31%
--------------------------------------------------------------------------------------------------------------------------
      Benchmark                        28.58%       28.23%         --          --          --       24.79%
--------------------------------------------------------------------------------------------------------------------------

----------
* Return for this Fund is unannualized and represents less than 5 months of performance.

+  Return for this Fund is unannualized and represents 8 months of performance.

--------------------------------------------------------------------------------
36  RATES OF RETURN
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        PORTFOLIO
                                                                                                            SINCE      INCEPTION
                                     1 YEAR        3 YEARS       5 YEARS      10 YEARS      20 YEARS      INCEPTION        DATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE
  EQUITY+                            11.59%            --            --            --            --          17.29%      5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth & Income         15.61%            --            --            --            --          21.89%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      28.58%            --            --            --            --          31.31%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK               (2.68)%        13.30%        13.46%        16.09%        17.02%         13.04%      7/1/69
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth                  22.86%         22.23%        18.63%        16.72%        16.30%         11.82%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      28.58%         28.23%        24.06%        19.21%        17.76%         13.06%
------------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH+                       24.11%            --            --            --            --          24.41%      5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth                  22.86%            --            --            --            --          26.70%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      28.58%            --            --            --            --          31.31%
------------------------------------------------------------------------------------------------------------------------------------
 International Equity
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                     21.74%         15.85%        14.19%        14.75%           --          12.50%     8/27/87
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Global                  14.34%         14.67%        11.98%        11.21%           --           9.64%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      24.34%         17.77%        15.68%        10.66%           --           9.55%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL              10.51%          5.53%           --            --            --           7.27%      4/3/95
------------------------------------------------------------------------------------------------------------------------------------
      Lipper International           13.02%          9.94%           --            --            --          10.74%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      20.00%          9.00%           --            --            --           9.68%
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL
  STOCK+                             13.68%            --            --            --            --           7.01%      5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper International           13.02%            --            --            --            --          10.13%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      20.00%            --            --            --            --          13.43%
------------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING
  MARKETS EQUITY*                   (27.10)%           --            --            --            --         (32.69)%    8/20/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Emerging Markets       (26.85)%           --            --            --            --         (29.33)%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                     (25.34)%           --            --            --            --         (32.20)%
------------------------------------------------------------------------------------------------------------------------------------
 Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK          (13.35)%         5.96%         8.39%        17.48%        16.45%         10.21%      5/1/69
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Mid-Cap Growth          12.16%         16.33%        14.87%        15.44%        16.04%         10.21%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                       8.28%         17.77%        15.56%        16.49%           --           N/A
------------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL
  COMPANY VALUE+                    (10.02)%           --            --            --            --           4.25%      5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Small-Cap               (0.30)%           --            --            --            --          16.70%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                      (2.55)%           --            --            --            --          14.51%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP
  GROWTH+                            (4.32)%           --            --            --            --          12.21%      5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Small-Cap               (0.33)%           --            --            --            --          16.72%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                       1.23%            --            --            --            --          16.58%
------------------------------------------------------------------------------------------------------------------------------------

----------
* Return for this Fund is unannualized and represents less than 5 months of performance.

+  Return for this Fund is unannualized and represents 8 months of performance.

--------------------------------------------------------------------------------
                                                        RATES OF RETURN       37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      PORTFOLIO
                                                                                                           SINCE     INCEPTION
                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS     20 YEARS    INCEPTION       DATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH
  COMPANIES+                             34.57%            --          --            --          --         34.81%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Mid-Cap                     12.16%            --          --            --          --         22.81%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          (2.55)%           --          --            --          --         14.51%
------------------------------------------------------------------------------------------------------------------------------------
 THE ASSET ALLOCATION SERIES:
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE
  INVESTORS                              13.82%         10.65%       9.34%           --          --          9.94%    10/2/89
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Income                      14.20%         15.62%      14.31%           --          --         12.55%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          15.59%         14.45%      13.37%           --          --         12.08%
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED+                     11.92%            --          --            --          --         15.93%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Balanced                    13.48%            --          --            --          --         17.95%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          21.35%            --          --            --          --         23.48%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE BALANCED                       19.37%         14.66%      10.70%        12.43%         --         14.16%    6/25/79
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Balanced                    13.48%         15.79%      13.84%        12.97%      13.81%        13.60%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          19.02%         18.70%      16.88%        15.21%      15.09%        14.96%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS               19.07%         16.08%      13.85%           --          --         16.03%    10/2/89
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Flexible Portfolio          14.20%         15.62%      14.31%           --          --         12.55%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          22.85%         22.69%      19.96%           --          --         15.55%
------------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD
  STRATEGY+                               6.81%            --          --            --          --          6.91%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Global Flexible Portfolio   10.61%            --          --            --          --         12.00%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          19.55%            --          --            --          --         20.00%
------------------------------------------------------------------------------------------------------------------------------------

----------
* Return for this Fund is unannualized and represents less than 5 months of performance.

+  Return for this Fund is unannualized and represents 8 months of performance.

--------------------------------------------------------------------------------
38   RATES OF RETURN
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PORTFOLIO
                                                                                                         SINCE     INCEPTION
                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS    20 YEARS    INCEPTION       DATE
------------------------------------------------------------------------------------------------------------------------------------
 FIXED-INCOME SERIES:
------------------------------------------------------------------------------------------------------------------------------------
 Domestic Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                    5.29%        16.79%       28.33%      71.29%         --        226.62%    7/13/81
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Money Market                 4.84%        15.34%       26.25%      66.09%         --        214.68%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                           5.05%        16.35%       28.27%      69.88%         --        214.45%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                              7.69%        19.79%       29.69%         --          --         69.48%     4/1/91
------------------------------------------------------------------------------------------------------------------------------------
      Lipper U.S. Government              7.68%        19.84%       33.36%         --          --         72.35%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                           8.49%        21.61%       36.71%         --          --         76.55%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE BOND                            7.98%        19.43%       35.11%     118.73%         --        447.04%    4/28/81
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Intermediate                 8.44%        21.70%       37.66%     126.44%     552.99%       430.38%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                           8.07%        19.66%       34.86%     120.31%     578.48%       481.97%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                    8.63%        24.80%       38.46%         --          --         37.74%    10/1/93
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Corporate Bond A-Rated       7.47%        20.42%       37.37%         --          --         37.26%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                           8.69%        23.51%       42.06%         --          --         42.14%
------------------------------------------------------------------------------------------------------------------------------------
 Aggressive Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                     (5.20)%       37.87%       60.57%     186.68%         --        228.97%     1/2/87
------------------------------------------------------------------------------------------------------------------------------------
      Lipper High Yield                  (0.44)%       26.80%       43.00%     145.62%         --        182.21%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                           3.66%        29.90%       53.96%     186.01%         --        239.69%
------------------------------------------------------------------------------------------------------------------------------------
 EQUITY SERIES:
------------------------------------------------------------------------------------------------------------------------------------
 Domestic Equity
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME              9.11%           --           --          --          --         33.23%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Equity Income               10.90%           --           --          --          --         35.54%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          28.58%           --           --          --          --         57.60%
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE         12.75%           --           --          --          --         31.05%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth & Income             15.61%           --           --          --          --         39.65%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          28.58%           --           --          --          --         57.60%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH & INCOME                20.80%        83.70%      126.39%         --          --        125.78%    10/1/93
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth                      15.61%        79.05%      133.95%         --          --        139.10%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          20.10%        90.62%      160.09%         --          --        166.00%
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                   28.01%       107.47%          --          --          --        185.97%     3/1/94
------------------------------------------------------------------------------------------------------------------------------------
      Lipper S&P 500 Index               28.05%       108.12%          --          --          --        186.34%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          28.58%       110.85%          --          --          --        192.17%
------------------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY        11.59%           --           --          --          --         30.55%     5/1/97
------------------------------------------------------------------------------------------------------------------------------------
      Lipper Growth & Income             15.61%           --           --          --          --         39.65%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark                          28.58%           --           --          --          --         57.60%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        RATES OF RETURN       39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)


--------------------------------------------------------------------------------
                                           1 YEAR       3 YEARS      5 YEARS
--------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                      (2.68)%       45.43%       88.02%
--------------------------------------------------------------------------------
      Lipper Growth                         22.86%        84.52%      138.97%
--------------------------------------------------------------------------------
      Benchmark                             28.58%       110.85%      193.91%
--------------------------------------------------------------------------------
 MFS RESEARCH                               24.11%           --           --
--------------------------------------------------------------------------------
      Lipper Growth                         22.86%           --           --
--------------------------------------------------------------------------------
      Benchmark                             28.58%           --           --
--------------------------------------------------------------------------------
 International Equity
--------------------------------------------------------------------------------
 ALLIANCE GLOBAL                            21.74%        55.47%       94.19%
--------------------------------------------------------------------------------
      Lipper Global                         14.34%        51.58%       77.94%
--------------------------------------------------------------------------------
      Benchmark                             24.34%        63.34%      107.19%
--------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                     10.51%        17.53%          --
--------------------------------------------------------------------------------
      Lipper International                  13.02%        33.62%          --
--------------------------------------------------------------------------------
      Benchmark                             20.00%        29.52%          --
--------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK          13.68%           --           --
--------------------------------------------------------------------------------
      Lipper International                  13.52%           --           --
--------------------------------------------------------------------------------
      Benchmark                             20.00%           --           --
--------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS           (27.10)%          --           --
  EQUITY
--------------------------------------------------------------------------------
      Lipper Emerging Markets              (26.85)%          --           --
--------------------------------------------------------------------------------
      Benchmark                            (25.34)%          --           --
--------------------------------------------------------------------------------
 Aggressive Equity
--------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK                 (13.35)%       18.98%       49.63%
--------------------------------------------------------------------------------
      Lipper Mid-Cap Growth                 12.16%        58.64%      102.73%
--------------------------------------------------------------------------------
      Benchmark                              8.28%        63.35%      106.12%
--------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE        (10.02)%          --           --
--------------------------------------------------------------------------------
      Lipper Small-Cap                      (0.03)%          --           --
--------------------------------------------------------------------------------
      Benchmark                             (2.55)%          --           --
--------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                  (4.32)%          --           --
--------------------------------------------------------------------------------
      Lipper Small-Cap                      (0.33)%          --           --
--------------------------------------------------------------------------------
      Benchmark                              1.23%           --           --
--------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES              34.57%           --           --
--------------------------------------------------------------------------------
      Lipper Mid-Cap                        12.16%           --           --
--------------------------------------------------------------------------------
      Benchmark                             (2.55)%          --           --
--------------------------------------------------------------------------------
 THE ASSET ALLOCATION SERIES:
--------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS            13.82%        35.46%       56.25%
--------------------------------------------------------------------------------
      Lipper Income                         14.20%        55.28%       97.15%
--------------------------------------------------------------------------------
      Benchmark                             15.59%        49.92%       87.28%
--------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                         11.92%           --           --
--------------------------------------------------------------------------------
      Lipper Balanced                       13.48%           --           --
--------------------------------------------------------------------------------
      Benchmark                             21.35%           --           --
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                                                         SINCE       PORTFOLIO
                                         10 YEARS       20 YEARS       INCEPTION     INCEPTION
-------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                    344.60%       2,217.51%      3,616.29%      7/1/69
-------------------------------------------------------------------------------------------------
      Lipper Growth                       388.00%       2,185.68%      3,109.19%
-------------------------------------------------------------------------------------------------
      Benchmark                           479.62%       2,530.43%      3,646.83%
-------------------------------------------------------------------------------------------------
 MFS RESEARCH                                 --              --          44.06%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper Growth                           --              --          49.32%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          57.60%
-------------------------------------------------------------------------------------------------
      International Equity
-------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                          295.76%             --         280.36%     8/27/87
-------------------------------------------------------------------------------------------------
      Lipper Global                       194.96%             --         188.08%
-------------------------------------------------------------------------------------------------
      Benchmark                           175.31%             --         181.57%
-------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                       --              --          30.06%      4/3/95
-------------------------------------------------------------------------------------------------
      Lipper International                    --              --          47.74%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          41.40%
-------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK            --              --          11.99%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper International                    --              --          17.69%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          23.42%
-------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS              --              --         (41.80)%    8/20/97
  EQUITY
-------------------------------------------------------------------------------------------------
      Lipper Emerging Markets                 --              --         (36.88)%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --         (36.71)%
-------------------------------------------------------------------------------------------------
 Aggressive Equity
-------------------------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK                400.61%       2,000.98%      1,690.64%      5/1/69
-------------------------------------------------------------------------------------------------
      Lipper Mid-Cap Growth               334.88%       2,084.92%      2,062.33%
-------------------------------------------------------------------------------------------------
      Benchmark                           360.30%             --          N/A
-------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE           --              --           7.21%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper Small-Cap                        --              --          29.92%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          25.40%
-------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                    --              --          21.17%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper Small-Cap                        --              --          28.98%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          29.23%
-------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES                --              --          64.73%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper Mid-Cap                          --              --          41.12%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          25.40%
-------------------------------------------------------------------------------------------------
 THE ASSET ALLOCATION SERIES:
-------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS              --              --             --      10/2/89
-------------------------------------------------------------------------------------------------
      Lipper Income                           --              --         202.48%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --         187.40%
-------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                           --              --          28.02%      5/1/97
-------------------------------------------------------------------------------------------------
      Lipper Balanced                         --              --          31.90%
-------------------------------------------------------------------------------------------------
      Benchmark                               --              --          28.18%
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40   RATES OF RETURN
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)


--------------------------------------------------------------------------------
                                        1 YEAR      3 YEARS      5 YEARS
--------------------------------------------------------------------------------
 ALLIANCE BALANCED                       19.37%       50.75%       66.24%
--------------------------------------------------------------------------------
      Lipper Flexible Portfolio          13.48%       55.60%       91.92%
--------------------------------------------------------------------------------
      Benchmark                          19.02%       67.24%      118.08%
--------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS               19.07%       56.42%       91.26%
--------------------------------------------------------------------------------
      Lipper Flexible Portfolio          14.20%       55.28%       97.15%
--------------------------------------------------------------------------------
      Benchmark                          22.85%       84.68%      148.41%
--------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY             6.81%          --           --
--------------------------------------------------------------------------------
      Lipper Global Flexible Portfolio   10.61%          --           --
--------------------------------------------------------------------------------
      Benchmark                          19.55%          --           --
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                                                       SINCE       PORTFOLIO
                                       10 YEARS       20 YEARS      INCEPTION     INCEPTION
--------------------------------------------------------------------------------------------
 ALLIANCE BALANCED                      222.62%            --        1,227.16%    6/25/79
--------------------------------------------------------------------------------------------
      Lipper Flexible Portfolio         240.69%      1,258.64%       1,127.30%
--------------------------------------------------------------------------------------------
      Benchmark                         311.86%      1,562.06%       1,421.71%
--------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS                  --             --          295.42%    10/2/89
--------------------------------------------------------------------------------------------
      Lipper Flexible Portfolio             --             --          202.48%
--------------------------------------------------------------------------------------------
      Benchmark                             --             --          280.88%
--------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY               --             --           11.82%     5/1/97
--------------------------------------------------------------------------------------------
      Lipper Global Flexible Portfolio      --             --           21.07%
--------------------------------------------------------------------------------------------
      Benchmark                             --             --           35.80%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        RATES OF RETURN       41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       RIA YEAR-BY-YEAR RATES OF RETURN



----------------------------------------------------------------------------------------
                                      1989       1990       1991       1992       1993
----------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                 9.13%      8.19%      6.13%      3.48%      2.94%
----------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                            --         --      12.03       5.54      10.52
----------------------------------------------------------------------------------------
ALLIANCE BOND                        13.29       7.82      14.45       6.03       9.21
----------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                   --         --         --         --      (0.52)
----------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                   5.08      (1.15)     24.40      12.26      23.08
----------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME                --         --         --         --      (0.27)
----------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                   --         --         --         --         --
----------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                44.68     (11.35)     52.03       1.22      19.81
----------------------------------------------------------------------------------------
ALLIANCE GLOBAL                      26.67      (6.11)     30.49      (0.56)     32.06
----------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                  --         --         --         --         --
----------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK            46.97       8.85      87.18      (3.01)     15.19
----------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH               --         --         --         --         --
----------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS       3.08       6.35      19.79       5.74      10.71
----------------------------------------------------------------------------------------
ALLIANCE BALANCED                    26.48      (0.65)     41.23      (2.83)     12.54
----------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS             3.98      10.56      48.84       4.88      15.20
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                      1994       1995       1996       1997        1998
------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                 3.96%      5.69%      5.28%      5.37%       5.29%
------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                         (4.42)     13.27       3.72      7.24         7.69%
------------------------------------------------------------------------------------------
ALLIANCE BOND                        (2.03)     15.48       2.77      7.62         7.98%
------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                (5.15)     16.97       5.31      9.09         8.63%
------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                  (2.83)     19.86      22.82     18.41        (5.20)%
------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME             (0.62)     24.01      20.03     26.69        20.80%
------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                 1.04      36.41      22.32     32.50        28.01%
------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                (1.94)     31.85      17.74     26.93        (2.68)%
------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                       5.18      18.78      14.55     11.49        21.74%
------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                  --      10.66       9.76     (3.10)       10.51%
------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK            (4.24)     31.33      22.50     12.10        13.35%
------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH               --         --         --     26.64*        4.32%
------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS      (4.15)     20.34       5.16     13.17        13.82%
------------------------------------------------------------------------------------------
ALLIANCE BALANCED                    (8.43)     20.43      11.34     13.42        19.37%
------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS            (3.19)     26.31      12.55     16.72        19.07%
------------------------------------------------------------------------------------------

----------
* Unannualized

--------------------------------------------------------------------------------
42   CHARGES AND EXPENSES
--------------------------------------------------------------------------------


9
Charges and expenses


--------------------------------------------------------------------------------


 You will incur two general types of charges under RIA:

 (1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

 (2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest account.

 We make no deduction from your contributions for sales expenses.


 CHARGES REFLECTED IN THE UNIT VALUES


 INVESTMENT MANAGEMENT AND ACCOUNTING FEES

 The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds.


 ADMINISTRATIVE CHARGE FOR THE FUNDS OF SEPARATE ACCOUNT NO. 51

 We make a daily charge at an annual rate of 0.05% of the assets invested in the Funds of Separate Account No. 51. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.

 INDIRECT EXPENSES BORNE BY THE FUNDS

 ANNUAL EXPENSES OF THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST. The Funds that invest in Portfolios of The Hudson River Trust and EQ Advisors Trust are indirectly subject to investment advisory and other expenses charged against assets of their corresponding Portfolios. These expenses are described in the prospectuses of The Hudson River Trust and EQ Advisors Trust accompanying this prospectus.

 OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, legal expenses.


 CHARGES WHICH REDUCE THE NUMBER OF UNITS

 CONTINGENT WITHDRAWAL CHARGE

 We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest account at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

 We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

 We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

--------------------------------------------------------------------------------
                                                       43   CHARGES AND EXPENSES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of Equitable Life agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

 The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.




    WITHDRAWAL IN
 PARTICIPATION YEARS     CONTINGENT WITHDRAWAL CHARGE
-----------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
-----------------------------------------------------

 Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

 1. as the result of the retirement, death or disability of a participant;

 2. as the result of a participant's separation from service as defined under
       Section 402(d)(4)(A) of the Code;

 3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

 4. as a minimum distribution pursuant to Section 401(a)(9) of the Code;

 5. as a hardship withdrawal pursuant to Section 401(k) of the Code;

 6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

 7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

 8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

 Prior to any withdrawal from RIA for benefit distribution purposes, Equitable Life reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.


 ONGOING OPERATIONS FEE

 The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

 Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Fund Information."




      COMBINED BALANCE            MONTHLY
   OF INVESTMENT OPTIONS           RATE
--------------------------------------------
      First $  150,000        1/12 of 1.25%
      Next $  350,000         1/12 of 1.00%
      Next $  500,000         1/12 of 0.75%
      Over $1,000,000         1/12 of 0.50%
--------------------------------------------

--------------------------------------------------------------------------------
44   CHARGES AND EXPENSES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


 PARTICIPANT RECORDKEEPING SERVICES CHARGE

 The PRS is an optional service. If you elect this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the combined balances of each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.


 LOAN FEE

 We charge a loan fee in an amount equal to 1% of the loan principal amount on the date the plan loan is made.


 OTHER BILLING ARRANGEMENTS

 The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between Equitable Life and the employer.


 INDIVIDUAL ANNUITY CHARGES

 Annuity administrative charge. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

 Charge for applicable taxes. In certain jurisdictions, amounts used to purchase an annuity are subject to charges for premium or other applicable taxes. The rates currently range from 0% to 2% (1% in Puerto Rico and 5% in the U.S. Virgin Islands). Taxes depend, among other things, on the participant's place of residence, applicable laws and the form of annuity benefit selected. We currently deduct a charge based on any applicable state taxes imposed on the transaction. We reserve the right to deduct any such charge from each contribution or from withdrawals.


 GENERAL INFORMATION ON FEES AND CHARGES

 We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.

--------------------------------------------------------------------------------
                                                     TAX INFORMATION          45
--------------------------------------------------------------------------------


10
Tax information


--------------------------------------------------------------------------------


 Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code ("Code") and ERISA. The Code is administered by the IRS. ERISA is administered primarily by DOL.

 Provisions of the Code and ERISA include requirements for various features including:

 o  participation, vesting and funding;

 o  nondiscrimination;

 o  limits on contributions and benefits;

 o  distributions;

 o  penalties;

 o  duties of fiduciaries;

 o  prohibited transactions; and

 o  withholding, reporting and disclosure.

 IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

 This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

 Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

 Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits.

 The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.


 TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

 Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).

 The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 1999, the employer may not consider compensation in

--------------------------------------------------------------------------------
46   TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 excess of $160,000 in calculating contributions or benefits to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.

 Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter. Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates.

 The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $90,000 ($130,000 as indexed for inflation for the 1999 plan year) or (ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average. The $90,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age. Special grandfathering rules apply to certain participants whose benefits exceed the $90,000 limit.

 A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59 1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

 A participant cannot elect to defer annually more than $7,000 ($10,000 as indexed for inflation in 1999) under all salary reduction arrangements with all employers in which the individual participates.

 Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

 A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $80,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)

 Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

 Effective January 1, 1999 employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and
 (b) 50% of salary deferral contributions

--------------------------------------------------------------------------------
                                                     TAX INFORMATION          47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification, the plan is not subject to non-discrimination testing on salary deferral and above contributions.


 TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

 Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

 The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

 In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.


 Income taxation of withdrawals

 The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts.

 As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.

 Income taxation of annuity payments

 In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

 The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


 Income taxation of lump sum distributions

 If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. Under the five-year averaging method (and in certain cases, favorable ten-year averaging and long-term capital gain treatment), the tax on the distribution is calculated separately from taxes on other income for that year. To qualify, the participant must have participated in the plan for at least five years and the distribution must consist of the entire balance to the credit of the participant. The distribution must be made in one taxable year of the recipient and must be made:

 o  after the participant has attained age 59 1/2, or

 o  on account of the participant's

--------------------------------------------------------------------------------
48   TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     (a)  death,

     (b) separation from service (not applicable to self-employed individuals), or


     (c)  disability (applicable only to self-employed individuals).

 This provision will be eliminated after December 31, 1999.


 Eligible rollover distributions

 Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), or rolled over to another plan or IRA within 60 days of receipt by the individual. Death benefits received by a spouse' beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

 The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

 o one of a series of substantially equal periodic payments made (not less frequently than annually);

     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

     (b)  for a specified period of ten years or more.

 o  nondeductible voluntary contributions;

 o  hardship withdrawals;

 o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

 o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

 o loans that are treated as deemed distributions under Section 72(p) of the Code;

 o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

 o dividends paid on employer securities as described in Section 404(k) of the Code; and

 o  a distribution to a non-spousal beneficiary.

 If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

 If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income taxation of lump sum distributions" will not be available for any future distributions made before 2000.


 Penalty tax on premature distributions

 An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

 (a) distributions made on account of the participant's death or disability,

 (b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary),

 (c) distributions due to separation from active service after age 55 and (d) distributions used to pay certain extraordinary medical expenses.


 Federal income tax withholding

 Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description above of "Eligible rollover distributions."

--------------------------------------------------------------------------------
                                                     TAX INFORMATION          49
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

 Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


 State income tax withholding

 Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


 Distribution requirements and limits

 Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from the employer sponsoring the Plan if later). Five percent owners of qualified plans must commence distribution after age 70 1/2 even if they are still working.

 Distributions can generally be made:

 (1)   in a lump sum payment,

 (2)   over the life of the participant,

 (3) over the joint lives of the participant and his or her designated beneficiary,

 (4) over a period not extending beyond the life expectancy of the participant, or

 (5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

 The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

 If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

 If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

--------------------------------------------------------------------------------
50   TAX INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Spousal requirements

 In the case of many corporate and Keogh plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


 CERTAIN RULES APPLICABLE TO PLAN LOANS

 The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

 o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

 o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

 o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

 o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

 o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

 o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

 o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

 o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

 o Many plans provide that the participant's spouse must consent in writing to the loan.

 o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

 If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not

--------------------------------------------------------------------------------
                                                     TAX INFORMATION          51
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

 The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.


 IMPACT OF TAXES TO EQUITABLE LIFE

 Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in Equitable Life being taxed, then Equitable Life may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.


 CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
 ERISA

 Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

 Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

 The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).

--------------------------------------------------------------------------------
52   MORE INFORMATION
--------------------------------------------------------------------------------

11
More information


--------------------------------------------------------------------------------

 ABOUT CHANGES OR TERMINATIONS

 Amendments. The contracts have been amended in the past and we and the Trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

 We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

 Termination. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

 We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between Equitable Life and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to Equitable Life in connection with the employer plan's participation in RIA.


 At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest account, less any applicable charges and fees and outstanding loan balances.


 IRS DISQUALIFICATION

 If your plan is found not to qualify under the Internal Revenue Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


 ABOUT THE SEPARATE ACCOUNTS

 Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

 We established the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds pursuant to the Insurance Law of the State of New York in 1981, 1969, 1969 and 1979, respectively. The separate account which holds the Alliance Global, Alliance Conservative Investors, and the Alliance Growth Investors Funds was established in 1993. The Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income and Alliance Equity Index Funds were established in 1994. The Alliance International Fund was established in 1995. The Alliance Small Cap Growth Fund was established in 1997.

--------------------------------------------------------------------------------
                                                     MORE INFORMATION         53
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 The T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, Merrill Lynch Basic Value Equity, MFS Research, T. Rowe Price International Stock, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, MFS Emerging Growth Companies, EQ/Putnam Balanced, and Merrill Lynch World Strategy Funds were established in 1998. Because of exclusionary provisions, none of the Funds are subject to regulation under the Investment Company Act of 1940 ("1940 Act"). The Hudson River Trust and EQ Advisors Trust, shares are purchased by Separate Accounts Nos. 51 and 66.

 ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST

 The Hudson River Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each trust issues different shares relating to each Portfolio.

 The Hudson River Trust and EQ Advisors Trust do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on a trust's shares are reinvested in full. The Boards of Trustee of The Hudson River Trust and EQ Advisors Trust each may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about The Hudson River Trust and EQ Advisors Trust, their investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 plan relating to the Class 1B shares of EQ Advisors Trust, and other aspects of their operations, appears in their prospectuses which follows this prospectus, or in their SAIs, which are available upon request.

 Proposed substitution of Portfolios. We propose to substitute 14 newly created Portfolios of EQ Advisors Trust for corresponding Portfolios of The Hudson River Trust currently available under certain of our separate accounts, including Separate Account No. 51 (the "Substitution"). To do so, we are asking the SEC for certain regulatory relief. The EQ Advisors Trust Portfolios will have substantially identical investment objectives, strategies, and policies as those of The Hudson River Trust Portfolios they would replace. The assets of any Portfolio of The Hudson River Trust underlying your contract would be transferred to the substituted EQ Advisors Trust Portfolio.

 We believe that this Substitution will be in your best interest because you would have a single set of underlying Portfolios with similar advisory structures. EQ Financial Consultants ("EQF"), Inc. will be the manager of the new EQ Advisors Trust Portfolios, and Alliance Capital Management L.P. will continue to provide the day-to-day advisory services to each of the new Portfolios. During 1999, EQF plans to change its name to AXA Advisors, Inc.

 You should note that:

 o No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the Substitution.

 o The elections you have on file for allocating your retirement account value (i.e., the units you own) in the Funds will be the same as before the transaction.

 o  We will bear all expenses directly relating to the Substitution transaction.

 o The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. Certain of the new EQ Advisors Trust Portfolios may have slightly higher expense ratios.

 o On the effective date of the Substitution transaction, your value in the Separate Account No. 51 Fund Portfolio as substituted will be the same as before the transaction.

 o  The Substitution will have no tax consequences for you.

 Please review the EQ Advisors Trust prospectus for more information about EQ Advisors Trust that accompanies this prospectus. It contains more information about EQ Advisors Trust, including its management structure, advisory arrangements, and general fees and expenses that will be of interest to you.

 Subject to SEC approval, we expect the Substitution to be completed in the fall of 1999. It will affect everyone who has

--------------------------------------------------------------------------------
54   MORE INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 a balance in The Hudson River Trust Portfolios at that time. Of course, you may transfer your retirement account value among the Funds, as usual.

 We will notify you when we receive SEC approval, and again when the Substitution is complete.


 ABOUT THE GENERAL ACCOUNT

 Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest account, as well as our general obligations.

 The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


 WHEN WE PAY PROCEEDS

 Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.

 WHEN TRANSACTION REQUESTS ARE EFFECTIVE

 Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA Service Office. Transaction requests received after the end of a business day will be processed the next business day.

 We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

 We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA Service Office at the toll free 800 number.


 VOTING RIGHTS

 No voting rights apply to any of the separate accounts or to the guaranteed interest account. We do, however, have the right to vote shares of The Hudson River Trust and EQ Advisors Trust held by the Funds.

 If The Hudson River Trust or EQ Advisors Trust holds a meeting of shareholders, we will vote shares of the Portfolios of The Hudson River Trust or EQ Advisors Trust allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the

--------------------------------------------------------------------------------
                                                     MORE INFORMATION         55
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to The Hudson River Trust and EQ Advisors Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

 Currently, we control each Trust. EQ Advisors Trust shares are sold only to our separate accounts and an affiliated qualified plan trust. The Hudson River Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Hudson River Trust Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


 ABOUT OUR YEAR 2000 PROGRESS

 Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

 In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. By year end 1998, the work of modifying or replacing non-compliant systems was substantially completed. Equitable Life has begun comprehensive testing of its year 2000 compliance and expects that the testing will be substantially completed by June 30, 1999. Equitable Life has contacted third-party service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. Most third-party service providers have provided Equitable Life confirmation of their year 2000 compliance. Equitable Life believes it is on schedule for substantially all such systems and services, including those considered to be mission-critical, to be confirmed as year 2000 compliant, renovated, replaced or the subject of contingency plans, by June 30, 1999, except for one investment accounting system that is scheduled to be replaced by August 31, 1999 and confirmed as year 2000 compliant by September 30, 1999. Additionally, Equitable Life will be supplementing its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures. Year 2000 specific contingency plans are anticipated to be in place by June 30, 1999.

 There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

 To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).


 ABOUT LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate

--------------------------------------------------------------------------------
56   MORE INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.


 ABOUT OUR INDEPENDENT ACCOUNTANTS

 The following financial statements included in the SAI as well as the following condensed financial information included in the prospectus have been so included in reliance on the report of PricewaterhouseCooper LLP independent accountants given on the authority of said firm as experts in auditing and accounting.

 o The financial statements for Separate Account Nos. 13,10, 4, 3, and 51 as of December 31, 1998 and for each of the two years in the period then ended.

 o The financial statements for Separate Account No. 66 as of December 31, 1998 and for the periods then ended.

 o The financial statements for Equitable Life as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998.

 o The condensed financial information for Separate Accounts Nos. 13, 10, 4 and 3 for each of the six years, and for each of the five years for Separate Account No. 51, in the period ended December 31, 1998.

 o The condensed financial information for Separate Account No. 66 for each of the periods ended December 31, 1998.


 ABOUT THE TRUSTEE

 As trustee, Chase Manhattan Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


 REPORTS WE PROVIDE AND AVAILABLE INFORMATION

 We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

 The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's web site at www.sec.gov.


 ACCEPTANCE AND RESPONSIBILITIES

 The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether RIA is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into a participation or installation agreement.

 Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no Equitable associate or firm operated by an Equitable associate is authorized to solicit or agree to perform plan administrative services in his capacity as an Equitable associate. If an employer or trustee engages an Equitable associate to provide administrative support services to an employer plan, the employer or trustee engages that Equitable associate as its representative rather than Equitable Life's. WE ARE NOT LIABLE TO ANY EMPLOYER, TRUSTEE OR EMPLOYER PLAN FOR ANY DAMAGES ARISING FROM OR IN CONNECTION WITH ANY PLAN ADMINISTRATION SERVICES PERFORMED OR AGREED TO BE PERFORMED BY AN EQUITABLE ASSOCIATE.


 ABOUT REGISTERED UNITS

 This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial

--------------------------------------------------------------------------------
                                                     MORE INFORMATION         57
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.


 ASSIGNMENT AND CREDITORS' CLAIMS

 Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a Qualified Domestic Relations Order ("QDRO"), as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.


 COMMISSIONS AND SERVICE FEES WE PAY

 Equitable associates who assist in establishing an employer plan in RIA and providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us. We pay these commissions and fees, and they are not in addition to the fees and charges we describe under "Charges and expenses." Any service fees we pay to Equitable associates are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to Equitable associates, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

 CERTAIN RETIREMENT PLANS THAT USE RIA MAY ALLOW EMPLOYER PLAN ASSETS TO BE USED IN PART TO BUY LIFE INSURANCE POLICIES RATHER THAN APPLYING ALL OF THE CONTRIBUTIONS TO RIA. Equitable associates will receive commissions on any such Equitable Life insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.

--------------------------------------------------------------------------------
58   WHO IS EQUITABLE LIFE?
--------------------------------------------------------------------------------


Who is Equitable Life?


--------------------------------------------------------------------------------


 We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated ("Equitable Companies"), whose majority shareholder is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts. During 1999, Equitable Companies plans to change its name to AXA Financial, Inc.

 Equitable Companies and its consolidated subsidiaries managed approximately $347.5 billion in assets as of December 31, 1998. For over 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

 Equitable Life is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. ("NASD"). We offer RIA through Equitable associates who are licensed by state insurance officials and, where necessary, qualified by the NASD.

--------------------------------------------------------------------------------
                                                WHO IS EQUITABLE LIFE?        59
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 HOW TO REACH US

 You can reach us as indicated below to obtain:

 o Participation agreements, or enrollment or other forms used in RIA.

 o Unit values and other values under your plan.

 o Any other information or materials that we provide in connection with RIA.


 Information on joining RIA \

----------------------------------------
 BY PHONE:
----------------------------------------
1-800-967-4560
or
(201) 583-2302
(9 AM to 5 PM
Eastern Time)
Fax: (201) 583-2304, 2305, or 2306


----------------------------------------
 BY REGULAR MAIL:
----------------------------------------
RIA Service Office
c/o Equitable Life
200 Plaza Drive, lst floor
Secaucus, NJ 07094


----------------------------------------
BY REGISTERED, CERTIFIED, OR OVERNIGHT
DELIVERY:
----------------------------------------
RIA Service Office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094


Information once you join RIA


----------------------------------------
BY REGULAR MAIL:
(CORRESPONDENCE):
----------------------------------------
Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094


----------------------------------------
FOR CONTRIBUTION CHECKS ONLY:
----------------------------------------
Equitable Life
RIA/EPP
P.O. Box 13503
Newark, NJ 07188


----------------------------------------
FOR OVERNIGHT DELIVERY FOR
CONTRIBUTION CHECKS ONLY:
----------------------------------------
First Chicago National
Processing Center (FCNPC)
300 Harmon Meadow Boulevard
Secaucus, NJ 07094


 By Phone: 1-800-967-4560 (Service Consultants available weekdays 9AM to 5PM Eastern Time).

 To obtain pre-recorded Fund unit values, call 1-800-967-4560.

 NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

--------------------------------------------------------------------------------
                               APPENDIX: CONDENSED FINANCIAL INFORMATION     A-1
--------------------------------------------------------------------------------


Appendix: Condensed financial information


--------------------------------------------------------------------------------

 These selected per unit data and ratios for the years ended December 31, 1998 through 1993 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their reports included in the SAI. For years prior to 1993, the condensed financial information was audited by other independent accountants. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.


 SEPARATE ACCOUNT NO. 13 - POOLED (ALLIANCE BOND FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


 INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE

             PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)


-------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------
                                                 1998        1997        1996        1995        1994        1993
-------------------------------------------------------------------------------------------------------------------
Income                                         $53.25      $53.29      $53.09      $43.07      $42.32      $42.18
Expenses (Note B)                               (0.28)      (0.25)      (0.25)      (0.23)      (0.12)          -
-------------------------------------------------------------------------------------------------------------------
Net investment income                            2.97        3.04        2.84        2.84        2.20        2.18
Net realized and unrealized gain (loss) on
  investments (Note C)                           1.35        0.79       (1.49)       3.72       (2.99)       1.65
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in unit value            4.32        3.83        1.35        6.56       (0.79)       3.83
Alliance Bond Fund unit value (Note A):
Beginning of Period                             54.09       50.26       48.91       42.35       43.14       39.31
-------------------------------------------------------------------------------------------------------------------
End of Period                                  $58.41      $54.09      $50.26      $48.91      $42.35      $43.14
===================================================================================================================
Ratio of expenses to average net assets
  (Note B)                                       0.50%       0.50%       0.50%       0.50%       0.36%       N/A
Ratio of net investment income to average
  net assets                                     5.26%       5.89%       5.81%       6.17%       5.12%       5.17%
Number of units outstanding at end of
  period                                        3,003       2,021       2,698       2,392       1,632         545
Portfolio turnover rate
  (Note E)                                        133%        188%        137%        288%        264%        254%
===================================================================================================================


----------------------------------------------------------
                                              MAY 1, 1992-
                                             DECEMBER 31,
                                                 1992
----------------------------------------------------------
Income                                          $40.59
Expenses (Note B)                                    -
----------------------------------------------------------
Net investment income                             0.59
Net realized and unrealized gain (loss) on
  investments (Note C)                            2.37
----------------------------------------------------------
Net increase (decrease) in unit value             2.96
Alliance Bond Fund unit value (Note A):
Beginning of Period                              36.35
----------------------------------------------------------
End of Period                                   $39.31
==========================================================
Ratio of expenses to average net assets
  (Note B)                                        N/A
Ratio of net investment income to average
  net assets                                     6.00%
Number of units outstanding at end of          (Note D)
  period                                         288
Portfolio turnover rate
  (Note E)                                       151%
==========================================================

See Notes following tables.

--------------------------------------------------------------------------------
A-2  APPENDIX: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 - POOLED (ALLIANCE BALANCED FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE

             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)

--------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                1998        1997        1996        1995
--------------------------------------------------------------------------------
Income                        $  4.80     $  4.41     $  3.60     $ 3.18
Expenses (Note B)               (0.66)      (0.56)      (0.50)     (0.43)
--------------------------------------------------------------------------------
Net investment income            4.14        3.85        3.10       2.75
Net realized and
  unrealized gain (loss)
  on investments
  (Note C)                      19.07       10.33        7.66      13.34
--------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                    23.21       14.18       10.76      16.09
Alliance Balanced Fund
  unit value (Note A):
Beginning of Period            119.80      105.62       94.86      78.77
--------------------------------------------------------------------------------
End of Period                 $143.01     $119.80     $105.62     $94.86
================================================================================
Ratio of expenses to
  average net assets
  (Note B)                       0.50%       0.50%       0.50%      0.50%
Ratio of net investment
  income to average net
  assets                         3.19%       3.42%       3.13%      3.19%
Number of units
  outstanding at end of
  period                       29,340      38,304      52,080     73,979
Portfolio turnover rate
  (Note E)                         89%        165%        177%       170%
================================================================================


---------------------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------
                                1994       1993       1992       1991       1990       1989
---------------------------------------------------------------------------------------------
Income                        $ 2.63     $ 2.67     $ 2.69     $ 2.63     $ 3.08    $ 3.04
Expenses (Note B)              (0.23)         -          -          -          -         -
---------------------------------------------------------------------------------------------
Net investment income           2.40       2.67       2.69       2.63       3.08      3.04
Net realized and
  unrealized gain (loss)
  on investments
  (Note C)                     (9.48)      7.28      (4.51)     20.34      (3.17)     8.66
---------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                   (7.08)      9.95      (1.82)     22.97      (0.09)    11.70
Alliance Balanced Fund
  unit value (Note A):
Beginning of Period            85.85      75.90      77.72      54.75      54.84     43.14
---------------------------------------------------------------------------------------------
End of Period                 $78.77     $85.85     $75.90     $77.72     $54.75    $54.84
=============================================================================================
Ratio of expenses to
  average net assets
  (Note B)                      0.30%      N/A        N/A        N/A        N/A       N/A
Ratio of net investment
  income to average net
  assets                        2.94%      3.31%      3.68%      4.15%      5.78%     6.12%
Number of units
  outstanding at end of
  period                      86,914     87,242     81,860     80,964     86,377    86,942
Portfolio turnover rate
  (Note E)                       107%       102%        90%       114%       199%      175%
============================================================================================

See Notes following tables.

--------------------------------------------------------------------------------
                               APPENDIX: CONDENSED FINANCIAL INFORMATION     A-3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 4 - POOLED (ALLIANCE COMMON STOCK FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE

             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)


------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------
                             1998        1997        1996        1995        1994
------------------------------------------------------------------------------------
Income                     $  3.57     $  3.39     $  2.99     $  3.98     $  3.83
Expenses (Note B)            (3.38)      (3.11)      (2.51)      (2.03)      (1.00)
------------------------------------------------------------------------------------
Net investment income         0.19        0.28        0.48        1.95        2.83
Net realized and
  unrealized gain
  (loss) on
  investments
  (Note C)                  (18.53)     144.74       80.65      108.54       (8.98)
------------------------------------------------------------------------------------
Net increase
  (decrease) in unit
  value                     (18.34)     145.02       81.13      110.49       (6.15)
Alliance Common
  Stock Fund unit value
  (Note A):
Beginning of Period         683.56      538.54      457.41      346.92      353.07
------------------------------------------------------------------------------------
End of Period              $665.22     $683.56     $538.54     $457.41     $346.92
====================================================================================
Ratio of expenses to
  average net assets
  (Note B)                    0.50%       0.50%       0.50%       0.50%       0.30%
Ratio of net
  investment income
  to average net
  assets                      0.03%       0.05%       0.10%       0.49%       0.81%
Number of units
  outstanding at end
  of period                 17,216      21,142      24,332      25,937      27,438
Portfolio turnover rate
  (Note E)                      71%         62%        105%        108%         91%
====================================================================================


-----------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------
                             1993        1992        1991        1990        1989
-----------------------------------------------------------------------------------------
Income                     $  3.69     $  3.13     $  2.74     $  3.82     $  3.42
Expenses (Note B)                -           -           -           -           -
-----------------------------------------------------------------------------------------
Net investment income         3.69        3.13        2.74        3.82        3.42
Net realized and
  unrealized gain
  (loss) on
  investments
  (Note C)                   56.16        1.86       96.86      (26.92)      62.70
-----------------------------------------------------------------------------------------
Net increase
  (decrease) in unit
  value                      59.85        4.99       99.60      (23.10)      66.12
Alliance Common
  Stock Fund unit value
  (Note A):
Beginning of Period         293.22      288.23      188.63      211.73      145.61
-----------------------------------------------------------------------------------------
End of Period              $353.07     $293.22     $288.23     $188.63     $211.73
=========================================================================================
Ratio of expenses to
  average net assets
  (Note B)                   N/A         N/A         N/A         N/A          N/A
Ratio of net
  investment income
  to average net
  assets                      1.17%       1.13%       1.14%       2.02%       1.85%
Number of units
  outstanding at end
  of period                 24,924      23,331      20,799      18,286      14,129
Portfolio turnover rate
  (Note E)                      82%         68%         66%         93%        113%
=========================================================================================

See Notes following tables.

--------------------------------------------------------------------------------
A-4  APPENDIX: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 3 - POOLED (ALLIANCE AGGRESSIVE STOCK FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE

             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)


--------------------------------------------------------------------------------
                                         YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                1998           1997        1996        1995
--------------------------------------------------------------------------------
Income                        $  1.42       $  1.08     $  1.33     $  0.98
Expenses (Note B)               (1.13)        (1.13)      (0.98)      (0.75)
--------------------------------------------------------------------------------
Net investment income
  (loss)                         0.29          (0.05)      0.35        0.23
Net realized and
  unrealized gain (loss)
  on investments
  (Note C)                     (31.58)         25.34      38.04       40.49
--------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                   (31.29)         25.29      38.39       40.72
Alliance Aggressive Stock
  Fund unit value
  (Note A):
Beginning of Period            234.35         209.06     170.67      129.95
--------------------------------------------------------------------------------
End of Period                 $203.06        $234.35    $209.06     $170.67
================================================================================
Ratio of expenses to
  average net assets
  (Note B)                       0.50%         0.50%       0.50%       0.50%
Ratio of net investment
  income (loss) to
  average net assets             0.13%        (0.02)%      0.18%       0.15%
Number of units
  outstanding at end of
  period                       21,322        27,762      26,777      26,043
Portfolio turnover rate
  (Note E)                        195%          176%        118%        137%
================================================================================


-------------------------------------------------------------------------------------------------
                             YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                1994        1993        1992        1991        1990       1989
-------------------------------------------------------------------------------------------------
Income                       $  0.71     $  1.01     $  1.21     $  1.06     $ 1.03     $ 1.06
Expenses (Note B)              (0.37)          -           -           -          -          -
-------------------------------------------------------------------------------------------------
Net investment income
  (loss)                        0.34        1.01        1.21        1.06       1.03       1.06
Net realized and
  unrealized gain (loss)
  on investments
  (Note C)                     (5.81)      17.43       (4.23)      55.15       4.45      17.77
-------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                   (5.47)      18.44       (3.02)      56.21       5.48      18.83
Alliance Aggressive Stock
  Fund unit value
  (Note A):
Beginning of Period           135.42      116.98      120.00       63.79      58.31      39.48
-------------------------------------------------------------------------------------------------
End of Period                $129.95     $135.42     $116.98     $120.00     $63.79     $58.31
=================================================================================================
Ratio of expenses to
  average net assets
  (Note B)                      0.30%      N/A         N/A         N/A        N/A        N/A
Ratio of net investment
  income (loss) to
  average net assets            0.25%       0.82%       1.09%       1.11%      1.72%      2.09%
Number of units
  outstanding at end of
  period                      26,964      23,440      21,917      14,830      8,882      5,519
Portfolio turnover rate
  (Note E)                        94%         83%         71%         63%        48%        92%
================================================================================================

See Notes following tables.

--------------------------------------------------------------------------------
                               APPENDIX: CONDENSED FINANCIAL INFORMATION     A-5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Notes:


A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed under "Charges and expenses" are not included above and did not affect the Fund unit values. Those charges and fees are recovered by Equitable Life through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included in the expenses in the Statements of Operations and Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.

   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $0.67, $1.99, $10.24 and $ 3.42 for the year ended December 31, 1998 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis) 1.19%, 1.53%, 1.53% and 1.54% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively.

C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 51 which appear in the SAI.

D. Annualized basis.

E. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 - Pooled, 10 - Pooled, 4 Pooled and 3 - Pooled.

F. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 - Pooled, 10 - Pooled, 4
   - Pooled and 3 - Pooled and may have operating results and other supplementary data different from those shown above.

--------------------------------------------------------------------------------
A-6  APPENDIX: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 51 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING



----------------------------------------------------------------------------------------
                         ALLIANCE      ALLIANCE     ALLIANCE    ALLIANCE    ALLIANCE
                          MONEY     INTER. GOVT.    QUALITY       HIGH       GROWTH
                          MARKET     SECURITIES       BOND       YIELD      & INCOME
                           FUND         FUND          FUND        FUND        FUND
----------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994         $102.65       $ 98.94      $ 99.83    $ 98.99    $ 99.81
Number of units
  outstanding at
  December 31, 1994            28             0            0          0        192
Unit value as
  of December 31, 1995    $108.49       $112.07      $116.76    $118.64    $123.78
Number of units
  outstanding at
  December 31, 1995         1,374           248           52         40      1,323
Unit value as
  of December 31, 1996    $114.22       $116.24      $122.96    $145.72    $148.57
Number of units
  outstanding at
  December 31, 1996         1,397           593            0         69      2,078
Unit value as
  of December 31, 1997    $120.35       $124.66      $134.14    $172.55    $188.22
Number of units
  outstanding at
  December 31, 1997         1,351           783          270      1,414      6,083
Unit value as of
  December 31, 1998       $126.71       $134.24      $145.72    $163.58    $227.38
Number of units
  outstanding at
  December 31, 1998         1,249         1,110        1,038        259      6,500
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                                        ALLIANCE
                         ALLIANCE                            ALLIANCE   CONSER-   ALLIANCE
                          EQUITY     ALLIANCE               SMALL CAP    VATIVE    GROWTH
                          INDEX       GLOBAL    ALLIANCE     GROWTH    INVESTORS  INVESTORS
                           FUND        FUND    INT'L FUND     FUND        FUND     FUND
------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994         $101.71    $ 99.84          --         --    $ 99.83   $ 99.52
Number of units
  outstanding at
  December 31, 1994            10      2,468          --         --          0       981
Unit value as
  of December 31, 1995    $138.75    $118.56     $104.60         --    $120.14   $125.70
Number of units
  outstanding at
  December 31, 1995           641      6,314           0         --        236     4,502
Unit value as
  of December 31, 1996    $169.72    $135.81     $114.80         --    $126.33   $141.48
Number of units
  outstanding at
  December 31, 1996         3,856      9,383         853         --        368     7,135
Unit value as
  of December 31, 1997    $224.89    $151.41     $111.24    $114.18    $142.97   $165.12
Number of units
  outstanding at
  December 31, 1997         7,176      9,726       1,531      2,235        689     8,419
Unit value as of
  December 31, 1998       $287.87    $184.33     $122.93    $109.25    $162.74   $196.61
Number of units
  outstanding at
  December 31, 1998        11,983      7,382       1,659      1,625        759     7,458
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               APPENDIX: CONDENSED FINANCIAL INFORMATION     A-7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTIERED UNITS OUTSTANDING


--------------------------------------------------------------------------------
                                                   MERRILL
                                     EQ/PUTNAM      LYNCH
                        T. ROWE      GROWTH &       BASIC
                     PRICE EQUITY     INCOME        VALUE          MFS
                        INCOME         VALUE       EQUITY      RESEARCH
                         FUND          FUND         FUND         FUND
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1998      $108.89       $113.78      $107.43      $117.92
Number of units
  outstanding at
  December 31,
  1998                      48             0            0            0
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                      MORGAN      WARBURG
                                     STANLEY      PINCUS         MFS                    MERRILL
                        T. ROWE     EMERGING       SMALL      EMERGING                   LYNCH
                        PRICE        MARKETS      COMPANY      GROWTH     EQ/PUTNAM      WORLD
                     INT'L STOCK     EQUITY        VALUE     COMPANIES    BALANCED     STRATEGY
                         FUND         FUND         FUND         FUND        FUND         FUND
-------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998     $114.42       $111.23      $105.06     $123.19      $107.77      $109.65
Number of units
  outstanding at
  December 31,
  1998                      0             0            0          30            0            0
-------------------------------------------------------------------------------------------------

Statement of additional information


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                PAGE
Fund Information                                                                                   2
General                                                                                            2
Restrictions and Requirements of the Alliance Bond, Alliance Balanced, Alliance Common
 Stock and Alliance Aggressive Stock Funds                                                         2
Certain Investments of the Alliance Bond and Alliance Balanced Funds                               2
How We Determine the Unit Value                                                                    4
Alliance Money Market Yield Information                                                            6
Brokerage Fees and Charges for Securities Transactions                                             6
Additional Information about RIA                                                                   7
Loan Provisions                                                                                    7
Annuity Benefits                                                                                   8
Ongoing Operations Fee                                                                             9
Management for the Alliance Bond, Alliance Balanced, Alliance Common Stock and
 Alliance Aggressive Stock Funds and Equitable Life                                               10
Funds                                                                                             10
Distribution                                                                                      10
Equitable Life                                                                                    10
Directors                                                                                         10
Officer-Directors                                                                                 11
Other Officers                                                                                    11
Financial Statements                                                                              12
Index                                                                                             12
Financial Statements                                                                           FSA-1

SEND OR FAX THIS REQUEST FORM TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: The Equitable Life Assurance Society of the United States- RIA Service
    Office
    200 Plaza Drive-1st Floor
    Secaucus, NJ 07094-3689
    Fax: (201) 583-2304, 2305, or 2306


Please send me a copy of the Statement of Additional Information for the RIA
    Prospectus dated May 4, 1999.


------------------------------------------------------------------------------
Name:


------------------------------------------------------------------------------
Address:


------------------------------------------------------------------------------
City           State    Zip


Client number:
              ----------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 4, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                            PAGE
--------------------------------------------------------------------------------
FUND INFORMATION......................................................         2
   General............................................................         2
   Restrictions and Requirements of the Alliance Bond, Alliance Balanced,
     Alliance Common Stock and Alliance Aggressive Stock Funds........         2
   Certain Investments of the Alliance Bond and
     Alliance Balanced Fund...........................................         2
   How We Determine the Unit Value....................................         4
   Alliance Money Market Yield Information............................         6
   Brokerage Fees and Charges for Securities Transactions.............         6
ADDITIONAL INFORMATION ABOUT RIA......................................         7
   Loan Provisions....................................................         7
   Annuity Benefits...................................................         8
   Amount of Fixed-Annuity Payments...................................         8
   Ongoing Operations Fee.............................................         9
MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK
   AND ALLIANCE AGGRESSIVE STOCK FUNDS AND EQUITABLE LIFE.............        10
   Funds..............................................................        10
   Distribution.......................................................        10
   Equitable Life.....................................................        10
     Directors........................................................        10
     Officer-Directors................................................        11
     Other Officers...................................................        11
FINANCIAL STATEMENTS..................................................        12
   Index..............................................................        12
   Financial Statements...............................................     FSA-1
--------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account
(RIA), dated May 4, 1999 (PROSPECTUS), and any supplements.

Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA Service Office listed on the back of this SAI, or by contacting your Equitable associate. Our Home Office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 (212) 554-1234.

--------------------------------------------------------------------------------

         Copyright 1999 The Equitable Life Assurance Society     888-1182 (5/99)
                      of the United States.
                       All rights reserved.                      Cat. No. 127987

                       -------------------

--------------------------------------------------------------------------------

                                FUND INFORMATION

--------------------------------------------------------------------------------

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, their investment objectives and policies, including types of portfolio securities they may hold and levels of investment risks that may be involved and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding Portfolios. See "Investment Options."

Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding The Hudson River Trust and EQ Advisors Trust Portfolios in which the Investment Funds invest are found in their respective prospectuses and SAIs.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause the Fund's holding in that industry to exceed 25% of the Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Funds will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o  make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.

CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.

MORTGAGE PASS-THROUGH SECURITIES. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

ASSET-BACKED SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.

ZERO COUPON BONDS. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

REPURCHASE AGREEMENTS. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. A Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

FOREIGN CURRENCY FORWARD CONTRACTS. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.

HEDGING TRANSACTIONS. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

HOW WE DETERMINE THE UNIT VALUE

In our prospectus, we discuss how employer plan assets are put into and taken out of the Funds by the purchase and redemption of units under the contracts, respectively. See "How we value your plan balances" in the prospectus. Here we will discuss how we determine the value of units.

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day.
We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are valued as follows:

o Common stocks and other equity-type securities listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ system are valued at the last sale price or, if no sale, at the latest available bid price. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities maturing in more than 60 days are valued at representative quoted prices. The Funds can acquire short-term debt securities directly or through the acquisition of units in our Separate Account No. 2A. See "Investment options" in the prospectus.

o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no last sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o The unit value of Separate Account No. 2A is calculated each day the New York Stock Exchange is open for trading by dividing (i) the value of the portfolio securities and other assets of Separate Account No. 2A at the close of the business on that day (before giving effect to amounts contributed or withdrawn during that day), by (ii) the total number of units outstanding at the close of business on the preceding day. Separate Account No. 2A invests in short-term securities which mature in 60 days or less from the date of purchase or are subject to a repurchase agreement requiring repurchase in 60 days or less. The assets of Separate Account No. 2A are valued as described with respect to the Separate Accounts.

The unit value for a Fund of Separate Account Nos. 51 and 66 for any business day together with any preceding non-business days (VALUATION PERIOD) is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

    a/b - c

where:

(a) is the value of the Fund's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the relevant Trust. This share value is after deduction for investment advisory fees and other expenses of the Trust.

(b) is the value of the Fund's shares of the corresponding Portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.

Our investment officers and the Trust's investment adviser determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.

ALLIANCE MONEY MARKET YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical employer plan with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average ongoing operations fee factor (explained below). This reduction is made to recognize the deduction of the ongoing operations fee which is not reflected in the unit value. See "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the Alliance Money Market Fund.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the ongoing operations fee that is deducted from the Alliance Money Market Fund will vary for each employer plan depending upon how the plan's balance is allocated among the investment options. To determine the effect of the ongoing operations fee on the yield, we start with the total dollar amount of the fees deducted from the Fund on the last business day of the prior month. This amount is multiplied by 7/30.417 to produce an average ongoing operations fee factor which is used in all weekly yield computations for the ensuing quarter. The average ongoing operations fee factor and the separate account administrative charge is then divided by the number of Alliance Money Market Fund units as of the end of the prior month, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)[Superscript: 365/7]-1.

The Alliance Money Market Fund yield will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the Alliance Money Market Fund will fluctuate and not remain constant.

The Alliance Money Market Fund yield reflects charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay earnings in dividends which accrue on a daily basis.

The Alliance Money Market Fund's seven-day current yield for the RIA contracts was 3.94% for the period ended December 31, 1998. The effective yield for that period was 4.02%. Because these yields reflect the deduction of the ongoing operations fee and the separate account administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.

BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance, for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also the investment manager for The Hudson River Trust. Information on brokerage fees and charges for securities transactions for the Trust's Portfolios of The Hudson River Trust and EQ Advisors Trust is provided in their respective prospectuses.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

Our parent, the Holding Company, owns Donaldson, Lufkin & Jenrette Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation (DLJ Securities Corp.), is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of DLJ Securities Corp., DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services to numerous independent regional securities firms and banks.

To the extent permitted by law, and consistent with the Fund transaction practices discussed in this SAI and the prospectus, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. During 1998, there were no transactions effected through DLJ subsidiaries and therefore no commissions were paid.

For the years ended December 31, 1998, 1997, and 1996 total brokerage commissions for Separate Account No. 10 -- Pooled were $172,883, $424,352, and $931,317, respectively; for Separate Account 4 -- Pooled were $4,288,187, $3,698,148, and $5,682,578, respectively; and for Separate Account No. 3 -- Pooled were $2,020,464, $1,876,011, and $1,268,209, respectively. For 1996, total brokerage commissions for Separate Account No. 13 -- Pooled were $0. For the fiscal year ended December 31, 1998, commissions of $56,428, $1,484,034, and $807,098 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $154,126,661, $2,542,807,630, and $906,530,372, respectively.

ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest account. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest account for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest account.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest account. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the Department of Labor (DOL) (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest account in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest account rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest account, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.

ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o LIFE ANNUITY: An annuity which guarantees a lifetime income to the retired employee-participant (annuitant) and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o LIFE ANNUITY -- REFUND CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o PERIOD CERTAIN ANNUITY: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of Qualified Joint and Survivor Life Annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your Equitable associate can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in ef-fect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our Contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our Contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

-------------------------------------------------------------
       COMBINED BALANCE                  MONTHLY
    OF INVESTMENT OPTIONS                  RATE
-------------------------------------------------------------
     First     $  150,000             1/12 of 1.25%
     Next      $  350,000             1/12 of 1.00%
     Next      $  500,000             1/12 of 0.75%
     Next      $1,500,000             1/12 of 0.50%
     Over      $2,500,000             1/12 of 0.25%
-------------------------------------------------------------

--------------------------------------------------------------------------------

          MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS AND EQUITABLE LIFE

--------------------------------------------------------------------------------

FUNDS

In the prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered Contracts in the Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in 1998 were $22,847, $67,923 and $30,444 respectively; in 1997 were $24,226, $75,951, and
$32,585, respectively; and 1996 were $33,735, $64,279 and $26,432, respectively.
The amount of such fees received under the Alliance Bond Fund in 1998, 1997 and 1996 were $747, $559 and $640, respectively.

DISTRIBUTION

Equitable Financial Consultants, Inc. ("EQF"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions. During 1999, EQF plans to change its name to AXA Advisors, Inc. EQF serves as the principal underwriter of the Trust. EQF is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1290 Avenue of the Americas, New York, NY 10104. The contracts will be sold by registered representatives of EQF and its affiliates, who are also our licensed insurance agents. EQF may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

EQUITABLE LIFE

We are managed by a Board of Directors. Our Directors, certain of our executive officers and their principal occupations are set forth below.

------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS
NAME                                    PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Senior Executive Vice President, Human Resources and Communications, AXA
Henri de Castries                       Senior Executive Vice President, Financial Services and Life Insurance Activities, AXA
Joseph L. Dionne                        Chairman and former Chief Executive Officer, The McGraw-Hill Companies
Denis Duverne                           Senior Vice President, International (US-UK-Benelux)
Jean-Rene Fourtou                       Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.
Norman C. Francis                       President, Xavier University of Louisiana
Donald J. Greene                        Counselor-at-Law, Partner, LeBoeuf, Lamb, Greene & MacRae, L.L.P.
John T. Hartley                         Director and retired Chairman and Chief Executive Officer, Harris Corporation
John H. F. Haskell, Jr.                 Director and Managing Director, Warburg Dillon Read, L.L.C.
Mary R. (Nina) Henderson                President, Bestfoods Grocery; Vice President, BESTFOODS
W. Edwin Jarmain                        President, Jarmain Group Inc.
George T. Lowy                          Counselor-at-Law, Partner, Cravath, Swaine & Moore
Didier Pineau-Valencienne               Vice Chairman, Credit Suisse First Boston
George J. Sella, Jr.                    Retired Chairman of the Board and Chief Executive Officer, American Cyanamid Company
Peter J. Tobin                          Dean of the College of Business Administration, St. John's University
Dave H. Williams                        Chairman and former Chief Executive Officer, Alliance Capital Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.

------------------------------------------------------------------------------------------------------------------------------------
OFFICER-DIRECTORS
NAME                                    PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Miller                        Chairman of the Board and Chief Executive Officer; formerly, Senior Vice Chairman, Chase
                                        Manhattan Corporation, and prior thereto, President and Vice Chairman, Chemical Bank
Stanley B. Tulin                        Vice Chairman of the Board and Chief Financial Officer; formerly, Chairman, Insurance
                                        Consulting and Actuarial Practice, Coopers & Lybrand
Michael Hegarty                         President and Chief Operating Officer; formerly, Vice Chairman, Chase Manhattan Corporation, and prior thereto, Vice Chairman and Senior Executive Vice President, Chemical Bank
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
NAME                                    PRINCIPAL OCCUPATION*
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Executive Vice President and Chief Information Officer
Jose Suquet                             Senior Executive Vice President and Chief Distribution Officer
Robert E. Garber                        Executive Vice President and General Counsel
Jerome S. Golden                        Executive Vice President
Peter D. Noris                          Executive Vice President and Chief Investment Officer; formerly, Vice President/Manager,
                                        Insurance Company Investment Strategies Group, Salomon Brothers, Inc.
Harvey Blitz                            Senior Vice President
Kevin R. Byrne                          Senior Vice President and Treasurer
Alvin H. Fenichel                       Senior Vice President and Controller
Paul J. Flora                           Senior Vice President and Auditor
Mark A. Hug                             Senior Vice President; formerly, Vice President, Aetna
Michael S. Martin                       Senior Vice President and Chief Marketing Officer
Douglas Menkes                          Senior Vice President and Coroporate Actuary; formerly with Milliman & Robertson, Inc.
Anthony C. Pasquale                     Senior Vice President
Donald R. Kaplan                        Vice President, Chief Compliance Officer and Associate General Counsel
Pauline Sherman                         Senior Vice President, Secretary and Associate General Counsel
------------------------------------------------------------------------------------------------------------------------------------

-------------------
*Current positions listed are with Equitable Life unless otherwise specified.

------------------------------------------------------------------------------------------------------------------------------------

                           FINANCIAL STATEMENTS INDEX

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        PAGE
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED),       Report of Independent Accountants--.......................................   FSA-1
10 (POOLED), 4 (POOLED), AND 3 (POOLED)
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)         Statement of Assets and Liabilities, December 31, 1998....................   FSA-2
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-3
                                         -------------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1998...............................   FSA-4
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)         Statement of Assets and Liabilities, December 31, 1998....................   FSA-6
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-7
                                         -------------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1998...............................   FSA-8
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)          Statement of Assets and Liabilities, December 31, 1998....................   FSA-24
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-25
                                         -------------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1998...............................   FSA-26
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)          Statement of Assets and Liabilities, December 31, 1998....................   FSA-31
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-32
                                         -------------------------------------------------------------------------------------------
                                         Portfolio of Investments, December 31, 1998...............................   FSA-33
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)         Report of Independent Accountants--.......................................   FSA-38
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)         Statements of Assets and Liabilities, December 31, 1998...................   FSA-39
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-40
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)         Report of Independent Accountants--.......................................   FSA-48
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)         Statements of Assets and Liabilities, December 31, 1998...................   FSA-49
                                         -------------------------------------------------------------------------------------------
                                         Statements of Operations and Changes in Net Assets for the Years
                                         Ended December 31, 1998 and 1997..........................................   FSA-51
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED),       Notes to Financial Statements.............................................   FSA-55
10 (POOLED), 4 (POOLED), 3 (POOLED),
51 (POOLED), AND 66 (POOLED)
------------------------------------------------------------------------------------------------------------------------------------
THE EQUITABLE LIFE ASSURANCE             Report of Independent Accountants-- ......................................      F-1
SOCIETY OF THE UNITED STATES             -------------------------------------------------------------------------------------------
                                         Consolidated Balance Sheets as of December 31, 1998 and 1997 .............      F-2
                                         -------------------------------------------------------------------------------------------
                                         Consolidated Statements of Earnings for the Years Ended
                                         December 31, 1998, 1997 and 1996 .........................................      F-3
                                         -------------------------------------------------------------------------------------------
                                         Consolidated Statements of Shareholder's Equity for the Years
                                         Ended December 31, 1998, 1997 and 1996 ...................................      F-4
                                         -------------------------------------------------------------------------------------------
                                         Consolidated Statements of Cash Flows for the Years Ended
                                         December 31, 1998, 1997 and 1996 .........................................      F-5
                                         -------------------------------------------------------------------------------------------
                                         Notes to Consolidated Financial Statements ...............................      F-6
------------------------------------------------------------------------------------------------------------------------------------
                                         The financial statements of the Funds reflect fees, charges and other expenses of the Separate Accounts applicable to Contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

                        RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT UNITS OF INTEREST
                          UNDER GROUP ANNUITY CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                      FUNDS
                                      -----
------------------------------------------------------------------------------------------------------------------------------------
POOLED SEPARATE ACCOUNTS                     SEPARATE ACCOUNT NO. 51                    SEPARATE ACCOUNT NO. 66
o  Alliance Bond, Separate Account No. 13    o  Alliance Money Market                   o  T. Rowe Price Equity Income
   -- Pooled                                 o  Alliance Intermediate Government        o  EQ/Putnam Growth & Income Value
o  Alliance Balanced, Separate Account          Securities                              o  Merrill Lynch Basic Value Equity
   No. 10 -- Pooled                          o  Alliance Quality Bond                   o  MFS Research
o  Alliance Common Stock, Separate Account   o  Alliance High Yield                     o  T. Rowe Price International Stock
   No. 4 -- Pooled                           o  Alliance Growth & Income                o  Morgan Stanley Emerging Markets Equity
o  Alliance Aggressive Stock, Separate       o  Alliance Equity Index                   o  Warburg Pincus Small Company Value
   Account No. 3 -- Pooled                   o  Alliance Global                         o  MFS Emerging Growth Companies
                                             o  Alliance International                  o  EQ/Putnam Balanced
                                             o  Alliance Small Cap Growth               o  Merrill Lynch World Strategy
                                             o  Alliance Conservative Investors
                                             o  Alliance Growth Investors

                                       OF
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
            ---------------------------------------------------------

                               RIA SERVICE OFFICE:
                                 Equitable Life
                               RIA Service Office
                                 200 Plaza Drive
                             Secaucus, NJ 07094-3689
                              Tel.: (800) 967-4560
                                 (201) 583-2302
                         (9 A.M. to 5 P.M. Eastern time)
                       Fax: (201) 583-2304, 2305, or 2306
(To obtain pre-recorded Fund unit values, use our toll-free number listed above)

                         ADDRESS FOR CONTRIBUTIONS ONLY:
                                 Equitable Life
                                     RIA/EPP
                                 P.O. Box 13503
                                Newark, NJ 07188

                  EXPRESS MAIL ADDRESS FOR CONTRIBUTIONS ONLY:
                First Chicago National Processing Center (FCNPC)
                           300 Harmon Meadow Boulevard
                                 Attn: Box 13503
                               Secaucus, NJ 07094


68654

================================================================================

--------------------------------------------------------------------------------
Report of Independent Accountants

--------------------------------------------------------------------------------


To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account Nos. 13, 10, 4 and 3 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled)(Alliance Bond Fund), 10 (Pooled)(Alliance Balanced
Fund), 4 (Pooled)(Alliance Common Stock Fund) and 3 (Pooled) (Alliance Aggressive Stock Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1998 and each of their results of operations, the changes in net assets for each of the two years in the period then ended and the selected per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1998

---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Long-term debt securities - at value (amortized cost:  $92,783,957).....................       $94,348,559
   Participation in Separate Account No. 2A - at amortized cost, which approximates
     market value, equivalent to 7,575 units at $285.54....................................         2,162,910
Cash                                                                                                    1,864
Receivables:
   Interest................................................................................         1,523,435
   Other...................................................................................            32,334
---------------------------------------------------------------------------------------------------------------
     Total assets..........................................................................        98,069,102
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Due to Equitable Life's General Account.................................................            20,951
   Investment management fees payable......................................................                60
Accrued expenses...........................................................................             9,007
---------------------------------------------------------------------------------------------------------------
     Total liabilities.....................................................................            30,018
---------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................................................       $98,039,084
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-2

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                                      1998              1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Interest..................................         $  6,223,555     $  8,163,837
EXPENSES (NOTE 4)......................................................             (586,752)        (690,004)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..................................................            5,636,803        7,473,833
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Realized gain from security transactions ..............................            2,544,641        1,189,685
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments:
   Beginning of year...................................................            1,444,411          694,679
   End of year.........................................................            1,564,602        1,444,411
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation ........................              120,191          749,732
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........................            2,664,832        1,939,417
---------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations......................            8,301,635        9,413,250
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................           23,074,114       30,905,572
Withdrawals............................................................          (45,688,691)     (62,636,625)
---------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals...          (22,614,577)     (31,731,053)
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ................................................          (14,312,942)     (22,317,803)
NET ASSETS -- BEGINNING OF YEAR .......................................          112,352,026      134,669,829
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR..............................................         $ 98,039,084     $112,352,026
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-3

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL             MARKET
                                                                               AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS
AUTO-RELATED (4.1%)
Enterprise Rent-A-Car Co.
   6.95%, 2004.........................................................     $ 4,000,000           $ 3,984,160
                                                                                                  ------------

TOTAL CONSUMER CYCLICALS (4.1%)........................................                             3,984,160
                                                                                                  ------------

CREDIT-SENSITIVE
ASSET-BACKED (6.1%)
Chase Credit Card Master Trust
   6.3%, 2003..........................................................       4,000,000             4,058,720
Discover Card Master Trust
   5.85%, 2006.........................................................       1,900,000             1,922,781
                                                                                                  ------------
                                                                                                    5,981,501
                                                                                                  ------------
BANKS (2.0%)
Long Island Savings Bank
   7.0%, 2002..........................................................       1,850,000             1,916,665
                                                                                                  ------------

FINANCIAL SERVICES (4.5%)
Associates Corp. of North America
   6.5%, 2002..........................................................       4,300,000             4,436,396
                                                                                                  ------------

MORTGAGE-RELATED (4.6%)
Federal National Mortgage Association
   5.25%, 2003.........................................................       4,500,000             4,530,915
                                                                                                  ------------

UTILITY -- ELECTRIC (4.3%)
Consolidated Edison, Inc.
   6.25%, 2008.........................................................       4,000,000             4,199,040
                                                                                                  ------------

U.S. GOVERNMENT (64.7%)
U.S. Treasury Notes:
   6.375%, 1999........................................................       1,865,000             1,876,074
   6.0%, 2000..........................................................      14,000,000            14,288,750
   6.25%, 2001.........................................................       5,820,000             6,025,522
   6.5%, 2001..........................................................      10,415,000            10,886,935
   6.5%, 2002..........................................................       6,675,000             7,048,386
   4.25%, 2003.........................................................       2,535,000             2,501,728
   5.75%, 2003.........................................................       3,615,000             3,773,156
   6.875%, 2006........................................................      11,530,000            13,032,509
   6.625%, 2007........................................................       1,500,000             1,687,032
   5.625%, 2008........................................................       2,185,000             2,331,122
                                                                                                  ------------
                                                                                                   63,451,214
                                                                                                  ------------
TOTAL CREDIT-SENSITIVE (86.2%).........................................                            84,515,731
                                                                                                  ------------




                                     FSA-4

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998 (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL            MARKET
                                                                               AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ENERGY
COAL & GAS PIPELINES (3.5%)
Williams Companies, Inc.
   6.13%, 2001............................................................. $ 3,400,000          $ 3,404,556
                                                                                                 ------------

TOTAL ENERGY (3.5%)........................................................                        3,404,556
                                                                                                 ------------

TECHNOLOGY
TELECOMMUNICATIONS (2.4%)
Comcast Cable Communications, Inc.
   6.2%, 2008.............................................................    2,400,000            2,444,112
                                                                                                 ------------

TOTAL TECHNOLOGY (2.4%)...................................................                         2,444,112
                                                                                                 ------------

TOTAL LONG-TERM DEBT SECURITIES (96.2%)
   (Amortized Cost $92,783,957)...........................................                        94,348,559
                                                                                                 ------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 7,575
   units at $285.54 each (2.2%)............................................                        2,162,910
                                                                                                 ------------

TOTAL INVESTMENTS (98.4%)
   (Amortized Cost $94,946,867) ...........................................                       96,511,469

OTHER ASSETS LESS LIABILITIES (1.6%).......................................                        1,527,615
                                                                                                 ------------

NET ASSETS (100.0%)........................................................                      $98,039,084
                                                                                                 ============
See Notes to Financial Statements.



FSA-5

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1998

-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks - at market value (cost: $80,844,071).....................................      $107,359,442
   Preferred stocks - at market value (cost: $1,785,352)...................................         1,935,623
   Long-term debt securities - at value (amortized cost:  $82,022,026).....................        84,941,069
   Participation in Separate Account No. 2A - at amortized cost, which approximates
     market value, equivalent to 17,084 units at $285.54...................................         4,878,062
Cash                                                                                                  472,482
Receivables:
   Securities sold.........................................................................           888,963
   Interest................................................................................         1,086,917
   Dividends...............................................................................           156,829
   Other...................................................................................            49,527
Unrealized appreciation of forward currency contracts......................................             9,001
-----------------------------------------------------------------------------------------------------------------
     Total assets..........................................................................       201,777,915
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Securities purchased....................................................................         2,398,400
   Due to Equitable Life's General Account.................................................         1,936,063
   Investment management fees payable......................................................             2,142
Accrued expenses...........................................................................           129,628
-----------------------------------------------------------------------------------------------------------------
     Total liabilities.....................................................................         4,466,233
-----------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................................................      $197,311,682

=================================================================================================================

See Notes to Financial Statements.


                                     FSA-6

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                                      1998              1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Interest...............................................................          $  6,569,338     $  9,248,201
Dividends (net of foreign taxes withheld --
   1998: $65,626 and 1997: $109,690)...................................             1,602,361        1,765,490
---------------------------------------------------------------------------------------------------------------
Total..................................................................             8,171,699       11,013,691
EXPENSES (NOTE 4)......................................................            (3,177,863)      (3,985,252)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..................................................             4,993,836        7,028,439
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions..........            23,827,974       30,478,147
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments and foreign currency transactions:
   Beginning of year...................................................            20,366,672       24,115,275
   End of year.........................................................            29,598,154       20,366,672
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.........................             9,231,482       (3,748,603)
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........................            33,059,456       26,729,544
---------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations......................            38,053,292       33,757,983
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................            41,418,954       50,198,862
Withdrawals............................................................          (125,416,483)    (153,851,256)
---------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals...           (83,997,529)    (103,652,394)
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS.................................................           (45,944,237)     (69,894,411)
NET ASSETS -- BEGINNING OF YEAR........................................           243,255,919      313,150,330
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR..............................................          $197,311,682     $243,255,919
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-7

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. .......................................................          2,800               $   127,434
Bayer AG...............................................................          3,000                   125,866
Ciba Specialty Chemicals AG............................................            500                    41,900
Dow Chemical Co. ......................................................          2,800                   254,625
Dupont (E. I.) de Nemours & Co. .......................................         10,800                   573,075
Hitachi Chemical Co. Ltd. .............................................         31,000                   233,330
Monsanto Co............................................................          7,000                   332,500
Nippon Chemi-Con Corp. ................................................         12,000                    39,104
Toagosei Co. Ltd. .....................................................         29,000                    54,441
                                                                                                     ------------
                                                                                                       1,782,275
                                                                                                     ------------

CHEMICALS -- SPECIALTY (0.1%)
NGK Insulators.........................................................         10,000                   129,018
Praxair, Inc...........................................................          3,900                   137,475
                                                                                                     ------------
                                                                                                         266,493
                                                                                                     ------------

METALS & MINING (0.2%)
Aluminum Co. of America................................................          1,500                   111,844
Freeport-McMoran Copper & Gold, Inc. (Class B).........................          8,500                    88,719
Newmont Mining Corp. ..................................................          2,900                    52,381
Phelps Dodge Corp. ....................................................          1,200                    61,050
Toho Titanium..........................................................          1,000                     5,499
                                                                                                     ------------
                                                                                                         319,493
                                                                                                     ------------

PAPER (0.1%)
Buhrmann N.V. .........................................................          3,200                    57,234
Georgia Pacific (Georgia-Pacific Group)................................            800                    46,850
UPM-Kymmene Oy.........................................................          5,010                   140,363
                                                                                                     ------------
                                                                                                         244,447
                                                                                                     ------------

STEEL (0.1%)
Koninklijke Hoogovens N.V. ............................................          1,000                    27,680
NatSteel Ltd. .........................................................         41,000                    44,976
Pohang Iron & Steel Co. Ltd. (ADR)*....................................          4,000                    67,500
USX-U.S. Steel Group, Inc. ............................................          4,600                   105,800
                                                                                                     ------------
                                                                                                         245,956
                                                                                                     ------------

TOTAL BASIC MATERIALS (1.4%)...........................................                                2,858,664
                                                                                                     ------------

BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. ................................................         10,620                   495,158

                                                                                                     ------------

                                     FSA-8

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
PRINTING, PUBLISHING & BROADCASTING (1.6%)
CBS Corp. .............................................................         14,200              $   465,050
Donnelley (R. R.) & Sons Co. ..........................................          9,200                  403,075
Gannett Co.............................................................          7,700                  509,644
Grupo Televisa SA (ADR)*...............................................          2,400                   59,250
Liberty Media Group (Class A)*.........................................         12,375                  570,023
New Straits Times Press BHD............................................         13,000                    6,392
Reed International PLC.................................................          5,000                   39,774
Scripps (E. W.) Co. (Class A)..........................................          4,300                  213,925
Seat-Pagine Gialle Spa*................................................        220,000                  207,923
Tele-Communications, Inc. (Class A)*...................................         12,500                  691,406
Tokyo Broadcasting System, Inc. .......................................          2,000                   22,368
United News & Media PLC................................................          7,000                   60,571
                                                                                                    ------------
                                                                                                      3,249,401
                                                                                                    ------------

PROFESSIONAL SERVICES (0.1%)
Cordiant Communications Group PLC*.....................................         20,000                   35,576
Marlborough International PLC*.........................................          5,700                   16,980
Meitec.................................................................            900                   22,474
Vedior N.V. CVA........................................................            888                   17,489
WPP Group PLC..........................................................          6,000                   36,308
                                                                                                    ------------
                                                                                                        128,827
                                                                                                    ------------

TRUCKING, SHIPPING (0.2%)
Bergesen Dy As (A Shares)..............................................          5,000                   60,177
CNF Transportation, Inc. ..............................................          9,400                  353,088
Frontline Ltd.*........................................................          9,790                   18,775
Frontline Ltd.-- Warrants*.............................................          5,706                        0
                                                                                                    ------------
                                                                                                        432,040
                                                                                                    ------------

TOTAL BUSINESS SERVICES (2.2%).........................................                               4,305,426
                                                                                                    ------------

CAPITAL GOODS
AEROSPACE (0.3%)
British Aerospace......................................................         11,000                   93,355
Gulfstream Aerospace Corp.* ...........................................          8,500                  452,625
Senior Engineering Group PLC...........................................         16,000                   30,589
                                                                                                    ------------
                                                                                                        576,569
                                                                                                    ------------

BUILDING & CONSTRUCTION (0.3%)
ABB AG.................................................................             40                   46,929
Beazer Group PLC.......................................................         36,000                   90,969
Bouygues...............................................................          1,000                  206,045
Daito Trust Construction Co. Ltd. .....................................            300                    2,601
Groupe GTM.............................................................          1,000                  103,738
National House Industrial Co. .........................................         10,000                   85,097
Societe Technip........................................................            600                   56,448
Toda Corp. ............................................................          1,000                    4,844

                                                                                                    ------------
                                                                                                        596,671
                                                                                                    ------------


                                     FSA-9

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
BUILDING MATERIALS & FOREST PRODUCTS (0.4%)
BPB Industries PLC.....................................................         20,500               $    73,272
Fujikura Ltd. .........................................................          4,000                    21,465
Holderbank Financiere Glarus AG........................................            150                   177,731
Matsushita Electric Works Ltd. ........................................         22,000                   225,007
Nichiha Corp. .........................................................            700                     6,391
PPG Industries, Inc. ..................................................          2,300                   133,975
Rugby Group PLC........................................................         45,000                    70,322
Unidare PLC............................................................         26,000                    67,772
                                                                                                     ------------
                                                                                                         775,935
                                                                                                     ------------

ELECTRICAL EQUIPMENT (1.9%)
Daikin Industries Ltd. ................................................         10,000                    99,176
General Electric Co. ..................................................         33,600                 3,429,300
Schneider SA...........................................................          1,000                    60,633
Sumitomo Electric Industries...........................................         11,000                   123,802
                                                                                                     ------------
                                                                                                       3,712,911
                                                                                                     ------------

MACHINERY (1.0%)
Allied Signal, Inc. ...................................................         11,800                   522,888
FKI Babcock PLC........................................................         10,000                    22,360
Fujitec Co. Ltd. ......................................................         18,000                   116,036
IHC Caland.............................................................          1,400                    58,128
Keyence Corp. .........................................................            100                    12,309
KSB AG.................................................................            300                    50,922
Nitta Corp. ...........................................................          1,000                     5,703
Schindler Holding AG Participating Certificate.........................             35                    56,110
Schindler Holding AG Registered........................................            100                   170,517
Siebe PLC..............................................................         20,000                    78,468
SMC Corp. .............................................................            700                    55,911
Stork N.V. ............................................................          3,600                    82,209
TI Group PLC...........................................................         10,000                    53,905
United Technologies Corp. .............................................          5,200                   565,500
Valmet Oy..............................................................          6,200                    83,181
Vestas Wind Systems A/S*...............................................            350                    18,796
                                                                                                     ------------
                                                                                                       1,952,943
                                                                                                     ------------

TOTAL CAPITAL GOODS (3.9%).............................................                                7,615,029
                                                                                                     ------------

CONSUMER CYCLICALS
AIRLINES (0.3%)
Continental Airlines, Inc. (Class B)*..................................          3,800                   127,300
Delta Air Lines, Inc. .................................................          4,300                   223,600
KLM  ..................................................................          1,600                    48,376
Northwest Airlines Corp. (Class A)*....................................          5,300                   135,481
Virgin Express Holdings PLC (ADR)*.....................................         18,000                   144,000
                                                                                                     ------------
                                                                                                         678,757
                                                                                                     ------------


                                     FSA-10

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
APPAREL, TEXTILE (0.2%)
Nautica Enterprises, Inc.*.............................................          8,800               $   132,000
Onward Kashiyama Co. Ltd. .............................................         15,000                   201,629
                                                                                                     ------------
                                                                                                         333,629
                                                                                                     ------------

AUTO-RELATED (0.1%)
Continental AG.........................................................          3,000                    83,311
Minebea Co. Ltd. ......................................................          3,000                    34,375
NGK Spark Plug Co. Ltd. ...............................................          2,000                    20,384
Sumitomo Rubber, Inc. .................................................         33,000                   157,505
                                                                                                     ------------
                                                                                                         295,575
                                                                                                     ------------

AUTOS & TRUCKS (0.5%)
Bajaj Auto Ltd. (GDR)..................................................          1,500                    22,688
Ford Motor Co. ........................................................          9,600                   563,400
General Motors Corp. ..................................................          4,900                   350,656
Honda Motor Co. Ltd. ..................................................          2,000                    65,704
Volkswagen AG..........................................................          1,000                    80,852
                                                                                                     ------------
                                                                                                       1,083,300
                                                                                                     ------------

FOOD SERVICES, LODGING (0.1%)
Accor SA...............................................................            200                    43,284
Choice Hotels Scandinavia ASA..........................................         20,000                    28,303
Compass Group PLC......................................................         10,000                   114,377
Sanyo Pax Co. Ltd. ....................................................          1,000                     6,907
                                                                                                     ------------
                                                                                                         192,871
                                                                                                     ------------

HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
AIWA Co. Ltd. .........................................................          1,000                    26,388
Hunter Douglas N.V. ...................................................          2,500                    82,774
Industrie Natuzzi Spa (ADR)............................................            600                    14,925
Philips Electronics....................................................            100                     6,707
Rubbermaid, Inc. ......................................................         13,000                   408,688
Sony Corp. ............................................................            900                    65,589
                                                                                                     ------------
                                                                                                         605,071
                                                                                                     ------------

LEISURE-RELATED (1.0%)
Amer Group Ltd.*.......................................................          2,000                    20,795
Berjaya Sports Toto BHD................................................         27,000                    23,569
Canal Plus.............................................................            200                    54,552
Carnival Corp. ........................................................          9,400                   451,200
Disney (Walt) Co. .....................................................         12,299                   368,970
Granada Group PLC .....................................................          8,000                   141,840
Harley Davidson, Inc. .................................................          9,100                   431,113
Ladbroke Group PLC.....................................................         30,000                   119,696
Mirage Resorts, Inc. *.................................................          9,400                   140,413
Nintendo Co. Ltd. .....................................................          1,100                   106,659
Nippon Broadcasting System.............................................          1,000                    40,025
Shimano, Inc. .........................................................          1,000                    25,812
Thomson Travel Group PLC...............................................         20,000                    54,861
VTech Holdings Ltd.*...................................................         10,000                    43,626
                                                                                                     ------------
                                                                                                       2,023,131
                                                                                                     ------------



                                     FSA-11

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ...................................................          2,000               $    74,382
Gretag Imaging Group*..................................................          1,000                    85,987
                                                                                                     ------------
                                                                                                         160,369
                                                                                                     ------------

RETAIL -- GENERAL (3.0%)
Ahold N.V. ............................................................          1,000                    36,942
Aldeasa SA.............................................................          3,000                   118,026
Best Buy Co., Inc.*....................................................          6,000                   368,250
Boots Co. PLC..........................................................         10,000                   169,819
British Airport Author PLC.............................................         13,300                   154,332
Carrefour SA...........................................................             50                    37,730
Circuit City Stores-- Circuit City Group...............................          9,200                   459,425
Costco Companies, Inc.*................................................          7,200                   519,750
Dixons Group PLC.......................................................          1,000                    13,990
Home Depot, Inc. ......................................................         20,700                 1,266,581
Japan Airport Terminal Co. Ltd. .......................................          6,000                    36,926
Kingfisher PLC.........................................................          8,000                    86,447
Paris Miki, Inc. ......................................................            800                    18,418
Sato Corp. ............................................................          2,000                    35,420
Smith (W. H.) Group PLC................................................          2,700                    21,545
Staples, Inc.*.........................................................          8,300                   362,606
Wal-Mart Stores, Inc. .................................................         25,200                 2,052,225
                                                                                                     ------------
                                                                                                       5,758,432
                                                                                                     ------------

TOTAL CONSUMER CYCLICALS (5.6%)........................................                               11,131,135
                                                                                                     ------------

CONSUMER NONCYCLICALS
BEVERAGES (1.4%)
Anheuser Busch, Inc. ..................................................          2,600                   170,625
Coca-Cola Co. .........................................................         27,200                 1,819,000
Coca-Cola Enterprises, Inc. ...........................................          8,900                   318,175
Diageo PLC.............................................................          9,000                   101,069
Mercian Corp.*.........................................................          4,000                    16,329
Pepsico, Inc. .........................................................          6,000                   245,625
Scottish & Newcastle PLC...............................................          5,000                    56,648
Whitbread PLC..........................................................          5,000                    63,672
                                                                                                     ------------
                                                                                                       2,791,143
                                                                                                     ------------

CONTAINERS (0.3%)
Sealed Air Corp.*......................................................         10,800                   551,475
                                                                                                     -----------

DRUGS (5.0%)
American Home Products Corp. ..........................................         12,400                  698,275
Amgen, Inc.*...........................................................          4,400                  460,075
Bristol-Myers Squibb Co. ..............................................         12,600                1,686,038
Daiichi Pharmaceutical Co. ............................................         10,000                  169,043
Genzyme Corporation*...................................................          8,400                  417,900
Genzyme-Molecular Oncology*............................................            929                    3,019
Lilly (Eli) & Co. .....................................................          5,900                  524,363
MedImmune, Inc.*.......................................................          6,500                  646,344
Merck & Co., Inc. .....................................................          8,200                1,211,038
Novartis AG............................................................             40                   78,700



                                     FSA-12

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS (CONTINUED)
DRUGS (5.0%) (CONTINUED)
Orion-Yhtyma Oy (B Shares).............................................          7,800               $   188,366
Pfizer, Inc. ..........................................................         16,240                 2,037,105
Sankyo Co. Ltd. .......................................................          1,000                    21,872
Sanofi SA..............................................................            800                   131,640
Santen Pharmaceutical Co. Ltd. ........................................          4,000                    76,862
Schering Plough Corp. .................................................         20,400                 1,127,100
Warner Lambert Co. ....................................................          3,200                   240,600
Yamanouchi Pharmaceutical Co. Ltd. ....................................          2,000                    64,465
                                                                                                     ------------
                                                                                                       9,782,805
                                                                                                     ------------

FOODS (0.9%)
Barry Callebaut AG.....................................................            200                    45,471
Campbell Soup Co. .....................................................         11,600                   638,000
Huhtamaki Oy Series I..................................................          1,000                    38,276
Orkla ASA `A'..........................................................          4,000                    60,045
Parmalat Finanziaria Spa...............................................         10,000                    19,144
Rite Aid Corp. ........................................................          9,800                   485,713
Sara Lee Corp. ........................................................          5,200                   146,575
Tysons Foods, Inc. ....................................................         18,200                   386,750
Yakult Honsha Co. .....................................................          1,000                     6,243
                                                                                                     ------------
                                                                                                       1,826,217
                                                                                                     ------------

HOSPITAL SUPPLIES & SERVICES (1.0%)
Abbott Laboratories....................................................          5,000                   245,000
Boston Scientific Corp.*...............................................          4,800                   128,700
Johnson & Johnson......................................................          4,200                   352,275
Medtronic, Inc. .......................................................         10,700                   794,475
PT Tempo Scan Pacific*.................................................         40,000                     2,125
Tenet Healthcare Corp.*................................................         17,600                   462,000
                                                                                                     ------------
                                                                                                       1,984,575
                                                                                                     ------------

RETAIL -- FOOD (0.4%)
Delhaize-Le Lion SA....................................................          1,000                    88,402
Familymart Co. ........................................................          1,400                    69,919
Kroger Co.*............................................................          9,200                   556,600
                                                                                                     ------------
                                                                                                         714,921
                                                                                                     ------------

SOAPS & TOILETRIES (1.9%)
Avon Products, Inc. ...................................................         10,900                   482,325
Colgate Palmolive Co. .................................................          6,500                   603,688
Estee Lauder Cos. (Class A)............................................          4,500                   384,750
Gillette Corp. ........................................................         15,800                   763,338
KAO Corp. .............................................................          5,000                   112,902
Procter & Gamble Co. ..................................................         15,600                 1,424,475
                                                                                                     ------------
                                                                                                       3,771,478
                                                                                                     ------------


                                     FSA-13

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS (CONTINUED)
TOBACCO (1.0%)
Austria Tabakwerke AG..................................................          1,600               $    122,631
Japan Tobacco, Inc. ...................................................             17                    170,105
Philip Morris Cos., Inc. ..............................................         29,030                  1,553,105
Seita..................................................................          2,000                    125,201
Swedish Match AB.......................................................          4,200                     15,318
Tabacalera SA (A Shares)...............................................          6,400                    161,542
                                                                                                     -------------
                                                                                                        2,147,902
                                                                                                     -------------

TOTAL CONSUMER NONCYCLICALS (11.9%)....................................                                23,570,516
                                                                                                     -------------

CREDIT-SENSITIVE
BANKS (4.0%)
Allied Irish Bank......................................................         18,000                    322,534
Argentaria SA..........................................................          1,000                     25,911
Banca Nazionale del Lavoro*............................................         11,100                     31,069
Banco Central Hispanoamericano SA......................................          5,000                     59,401
Banco Santander SA.....................................................          4,000                     79,530
Bangkok Bank*..........................................................          1,000                      2,063
Bank Austria AG........................................................          1,050                     53,370
Bank Dagang Nasional Indonesia Tbk*....................................        234,000                      2,194
Bank of Ireland *......................................................         10,000                    222,678
Bank of Tokyo-Mitsubishi Ltd. .........................................          2,000                     20,721
Bank One Corp. ........................................................         18,232                    930,972
BankAmerica Corp. .....................................................         22,142                  1,331,288
Banque National de Paris...............................................          1,000                     82,311
BCO Bilbao Vizcaya.....................................................          6,000                     94,125
Chase Manhattan Corp. .................................................         15,514                  1,055,922
Citigroup, Inc. .......................................................         29,550                  1,462,725
Dao Heng Bank Group Ltd. ..............................................          5,000                     15,456
Den Norske Bank ASA....................................................          3,000                     10,435
Erste Bank Oesterreichischen Sparkassen AG.............................          1,090                     58,312
Forenings Sparbanken (A Shares)........................................          1,200                     31,155
National Bank of Canada................................................          3,000                     48,564
San Paolo-IMI Spa......................................................         10,450                    184,865
Seventy-Seven Bank Ltd. ...............................................         23,000                    230,143
Shizuoka Bank..........................................................          3,000                     37,058
Skandinaviska Enskilda Banken (Series A)...............................          4,400                     46,510
Societe Generale.......................................................            200                     32,373
State Bank of India (GDR)..............................................          4,800                     40,200
Suncorp - Metway Ltd. .................................................          6,571                     14,295
Thai Farmers Bank -- Warrants*.........................................            750                        101
Toho Bank..............................................................          1,000                      4,144
Unicredito Italiano Spa................................................          9,500                     56,375
Wells Fargo Co. .......................................................         26,100                  1,042,369
Wing Hang Bank Ltd. ...................................................         31,000                     77,224
Yamaguchi Bank.........................................................         14,000                    132,153
                                                                                                     -------------
                                                                                                        7,838,546
                                                                                                     -------------


                                     FSA-14

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
FINANCIAL SERVICES (2.7%)
Aiful Co. .............................................................          2,000               $   121,491
Associates First Capital Corp. (Class A)...............................         16,642                   705,205
Credit Saison Co. .....................................................          2,000                    49,323
Daiwa Securities Co. Ltd. .............................................          2,000                     6,836
Fleet Financial Group, Inc. ...........................................         14,500                   647,969
Garban PLC*............................................................            666                     2,558
Household International, Inc. .........................................         12,800                   507,200
Legg Mason, Inc. ......................................................         10,700                   337,719
MBNA Corp. ............................................................         24,412                   608,774
Merrill Lynch & Co., Inc. .............................................          9,800                   654,150
Morgan Stanley Dean Witter & Co. ......................................         11,800                   837,800
Nichiei Co. Ltd. ......................................................            420                    33,472
Peregrine Investment Holdings*.........................................         90,000                         0
Sanyo Shinpan Finance..................................................            400                    14,522
Schwab Charles Corp. ..................................................          7,500                   421,406
PMI Group, Inc. .......................................................          5,700                   281,438
Worms Et Compagnie.....................................................            300                    17,439
                                                                                                     ------------
                                                                                                       5,247,302
                                                                                                     ------------

INSURANCE (2.0%)
Allstate Corp. ........................................................          3,400                   131,325
American International Group, Inc. ....................................         13,500                 1,304,438
AMEV N.V. .............................................................          1,200                    99,392
ASR Verzekeringsgroep N.V. ............................................          1,500                   135,738
Catalana Occidente SA..................................................          3,000                    78,261
CGU PLC................................................................          9,864                   154,063
Cia de Seguros Imperio SA*.............................................          9,000                    73,253
Corporacion Mapfre.....................................................          2,200                    59,718
Hartford Financial Services Group, Inc. ...............................          9,700                   532,288
Hartford Life, Inc. ...................................................          7,000                   407,750
ING Groep N.V. ........................................................          2,000                   121,898
Irish Life PLC.........................................................         12,000                   113,254
Kingsway Financial Services*...........................................          2,000                    15,666
Royal & Sun Alliance Insurance Group PLC...............................          4,000                    32,351
SunAmerica, Inc. ......................................................          2,800                   227,150
Travelers Property & Casualty Corp. (Class A)..........................          9,200                   285,200
Trygg Hansa AB (B Shares)*.............................................          6,800                   205,127
United Assurance Group PLC.............................................          5,000                    45,510
                                                                                                     ------------
                                                                                                       4,022,382
                                                                                                     ------------

MORTGAGE-RELATED (0.4%)
Fannie Mae.............................................................          8,400                   621,600
Freddie Mac............................................................          3,500                   225,531
                                                                                                     ------------
                                                                                                         847,131
                                                                                                     ------------

REAL ESTATE (0.0%)
Daibiru Corp. .........................................................          1,000                     6,376
Green Property PLC*....................................................         10,000                    56,601
Sumitomo Realty & Development Co. Ltd. ................................          2,000                     6,500
                                                                                                     ------------
                                                                                                          69,477
                                                                                                     ------------


                                     FSA-15

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
UTILITY -- ELECTRIC (1.1%)
AES Corp.*.............................................................         10,800               $   511,650
Central & South West Corp. ............................................          5,400                   148,163
Cia Paranaense de Energia-Copel (ADR)..................................         10,000                    71,250
CMS Energy Corp. ......................................................          9,600                   465,000
Consolidated Edison, Inc. .............................................          9,300                   491,738
Duke Power Co. ........................................................          2,900                   185,781
Electricidade de Portugal SA...........................................            500                    10,998
Fortum Oyj*............................................................          4,964                    30,361
FPL Group, Inc. .......................................................          3,300                   203,363
Hong Kong Electric Holdings Ltd. ......................................         34,000                   103,129
                                                                                                     ------------
                                                                                                       2,221,433
                                                                                                     ------------

UTILITY -- GAS (0.2%)
Anglian Water PLC......................................................          5,599                    77,629
ENRON Corp. ...........................................................          2,600                   148,363
Scottish Power PLC.....................................................         10,000                   102,324
                                                                                                     ------------
                                                                                                         328,316
                                                                                                     ------------

UTILITY -- TELEPHONE (3.2%)
Ameritech Corp. .......................................................         18,400                 1,166,100
AT&T Corp. ............................................................         14,423                 1,085,331
Bell Atlantic Corp. ...................................................          6,200                   328,616
BellSouth Corp. .......................................................         28,400                 1,416,450
British Telecommunications PLC.........................................          4,000                    60,147
Cable & Wireless PLC...................................................          4,000                    49,175
Frontier Corp. ........................................................          1,400                    47,600
Nippon Telegraph & Telephone Corp. ....................................             10                    77,216
SBC Communications, Inc. ..............................................         22,400                 1,201,200
Sprint Corp. ..........................................................          3,600                   302,850
Swisscom AG*...........................................................            400                   167,602
Telecom Italia Spa.....................................................          7,000                    59,796
Telecom Italia Spa*....................................................         10,600                    66,787
Telefonica de Espana...................................................          3,060                   136,136
Telekom Malaysia BHD...................................................          7,000                    12,891
Telekomunikacja Polska SA (GDR)*.......................................         12,900                    65,790
                                                                                                     ------------
                                                                                                       6,243,687
                                                                                                     ------------

TOTAL CREDIT-SENSITIVE (13.6%).........................................                               26,818,274
                                                                                                     ------------

ENERGY
COAL & GAS PIPELINES (0.0%)
OMV AG.................................................................            300                    28,262
                                                                                                     ------------

OIL -- DOMESTIC (0.5%)
Amoco Corp. ...........................................................          6,000                   362,250
Atlantic Richfield Co. ................................................          2,200                   143,550
USX-Marathon Group.....................................................         14,400                   433,800
                                                                                                     ------------
                                                                                                         939,600
                                                                                                     ------------



                                     FSA-16

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF             MARKET
                                                                                SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
OIL -- INTERNATIONAL (1.9%)
British Petroleum Co. PLC..............................................          5,000               $    74,561
Chevron Corp. .........................................................          3,300                   273,694
Exxon Corp. ...........................................................         21,400                 1,564,875
Gulf Indonesia Resources Ltd.*.........................................            800                     5,200
Mobil Corp. ...........................................................          6,500                   566,313
Oil Search Ltd. .......................................................            550                       556
Repsol SA..............................................................          1,000                    53,373
Royal Dutch Petroleum Co. .............................................         18,000                   861,750
Shell Transport & Trading Co. PLC......................................         10,000                    61,178
Texaco, Inc. ..........................................................          4,500                   237,938
Total SA-B.............................................................          1,000                   101,234
                                                                                                     ------------
                                                                                                       3,800,672
                                                                                                     ------------

OIL -- SUPPLIES & CONSTRUCTION (0.5%)
BJ Services Co.*.......................................................          8,600                   134,375
Fracmaster Ltd.*.......................................................         14,300                    41,113
Fugro N.V..............................................................          3,000                    70,264
Halliburton Co. .......................................................          4,000                   118,500
Noble Drilling Corp.*..................................................         44,100                   570,544
                                                                                                     ------------
                                                                                                         934,796
                                                                                                     ------------

TOTAL ENERGY (2.9%)....................................................                                5,703,330
                                                                                                     ------------

TECHNOLOGY
ELECTRONICS (4.0%)
Altera Corp.*..........................................................          7,409                   451,023
AMP, Inc. .............................................................         10,300                   536,244
Cisco Systems, Inc.*...................................................         19,975                 1,853,930
Disco Corp. ...........................................................            400                    11,689
Fujimi, Inc. ..........................................................            620                    21,521
Intel Corp. ...........................................................         19,286                 2,286,596
Micronics Japan Co. Ltd. ..............................................          2,000                    29,222
Motorola, Inc. ........................................................         10,300                   628,944
Nikon Corp. ...........................................................          5,000                    48,703
Rohm Co. Ltd. .........................................................          1,000                    91,118
Sanmina Corp.*.........................................................         16,622                 1,038,875
Solectron Corp.*.......................................................          4,100                   381,044
The Swatch Group AG....................................................            800                   119,945
TOWA Corp. ............................................................             20                       505
Uniphase Corp.*........................................................          5,000                   346,875
                                                                                                     ------------
                                                                                                       7,846,234
                                                                                                     ------------

OFFICE EQUIPMENT (2.2%)
Barco N.V. ............................................................            300                    84,622
Canon, Inc. ...........................................................          1,000                    21,385
Compaq Computer Corp. .................................................         25,750                 1,079,891
Dell Computer Corp.* ..................................................         17,200                 1,258,825
International Business Machines Corp. .................................         10,800                 1,995,300
                                                                                                     ------------
                                                                                                       4,440,023
                                                                                                     ------------



                                     FSA-17

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
OFFICE EQUIPMENT SERVICES (2.5%)
Computer Sciences Corp. ...............................................          3,900                $   251,306
Data Communication System Co. .........................................          1,080                     22,044
First Data Corp. ......................................................          6,000                    190,125
Frontec AB (B Shares)*.................................................         10,000                     42,900
Fuji Soft ABC, Inc. ...................................................            800                     40,733
HBO & Co. .............................................................         10,400                    298,350
Intuit, Inc.*..........................................................          6,300                    456,750
Microsoft Corp.*.......................................................         25,750                  3,571,187
Nippon System Development..............................................          2,200                     68,184
                                                                                                      ------------
                                                                                                        4,941,579
                                                                                                      ------------

TELECOMMUNICATIONS (3.0%)
AirTouch Communications, Inc.*.........................................         11,000                    793,375
America Online, Inc. ..................................................          3,900                    624,000
Asia Satellite Telecommunications Holdings Ltd. .......................         34,000                     60,561
DDI Corp. .............................................................             18                     66,944
Energis PLC*...........................................................          4,000                     89,440
FORE Systems, Inc.*....................................................         11,900                    217,919
Helsinki Telephone Corp.* .............................................          1,500                     89,673
Keppel Telecommunications & Transportation Ltd. .......................         15,000                      9,909
Lucent Technologies, Inc. .............................................         16,900                  1,859,000
MCI WorldCom, Inc.* ...................................................         23,224                  1,666,322
Mobistar SA*...........................................................            800                     40,363
Orange PLC*............................................................          6,600                     76,531
PT Indosat.............................................................         73,000                     95,128
PT Telekomunikasi Indonesia............................................         60,000                     20,250
Sprint Corp. (PCS Group)*..............................................          1,850                     42,781
Videsh Sanchar Nigam Ltd. (ADR)*.......................................          4,800                     58,800
Vodafone Group PLC.....................................................          6,500                    105,250
Winstar Communications, Inc.*..........................................            295                     11,505
                                                                                                      ------------
                                                                                                        5,927,751
                                                                                                      ------------

TOTAL TECHNOLOGY (11.7%)...............................................                                23,155,587
                                                                                                      ------------

DIVERSIFIED
MISCELLANEOUS (1.2%)
BTR PLC (B Shares).....................................................         32,000                     18,353
Citic Pacific Ltd. ....................................................         11,000                     23,711
First Pacific Co. .....................................................         75,289                     35,956
Hagemeyer N.V. ........................................................          2,000                     73,032
Honeywell, Inc. .......................................................          5,500                    414,219
Smith (Howard) Ltd. ...................................................          8,000                     52,926
Suez Lyonnaise des Eaux................................................            300                     61,599
Montedison Spa.........................................................         60,000                     79,789
Tyco International Ltd. ...............................................          5,300                    399,819
U.S. Industries, Inc. .................................................         24,400                    454,450
Viad Corp. ............................................................          9,100                    276,413
Vivendi................................................................          1,200                    311,214
                                                                                                      ------------

TOTAL DIVERSIFIED (1.2%)...............................................                                 2,201,481
                                                                                                      ------------



                                     FSA-18

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

--------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF            MARKET
                                                                                SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (54.4%)
   (Cost $80,844,071)..................................................                          $107,359,442
                                                                                                 ------------

PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.0%)
ProSieben Media AG.....................................................          1,500                 71,795
                                                                                                 -------------

TRUCKING, SHIPPING (0.1%)
CNF Trust I
   5.0% Conv. Series A.................................................          2,700                153,563
                                                                                                 -------------

TOTAL BUSINESS SERVICES (0.1%).........................................                               225,358
                                                                                                 -------------

CONSUMER CYCLICALS
LEISURE-RELATED (0.1%)
Royal Caribbean Cruises Ltd.
   7.25% Conv. Series A................................................          2,000                236,375
                                                                                                 -------------

RETAIL -- GENERAL (0.0%)
Hornbach Holding AG....................................................            600                 35,807
                                                                                                 -------------

TOTAL CONSUMER CYCLICALS (0.1%)........................................                               272,182
                                                                                                 -------------

CREDIT-SENSITIVE
UTILITY -- ELECTRIC (0.1%)
AES Trust
   $2.6875 Conv. Series A..............................................          3,500                243,250
                                                                                                 -------------

TOTAL CREDIT-SENSITIVE (0.1%)..........................................                               243,250
                                                                                                 -------------

TECHNOLOGY
ELECTRONICS (0.1%)
Learnout & Hauspie Capital Trust I
   4.75% Conv. ........................................................          2,900                 92,800
Times Mirror Co.
   4.25% Conv. ........................................................            800                 44,600
                                                                                                 -------------
                                                                                                      137,400
                                                                                                 -------------

TELECOMMUNICATIONS (0.6%)
AirTouch Communications, Inc.
   4.25% Conv.  Series C...............................................            500                 51,500
ICG Communications, Inc.
   6.75% Conv. ........................................................          1,400                 74,550
IXC Communications, Inc.
   $3.375 Conv. .......................................................          3,100                102,688
Intermedia Communications, Inc.
   7.0% Conv. .........................................................            900                 23,006
   7.0% Conv. Series D.................................................          2,600                 66,462
Nokia Oyi (A Shares)...................................................          3,000                366,977
Nextel Strypes Trust
   7.25% Conv. ........................................................          7,500                153,750



                                     FSA-19

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF               MARKET
                                                                                SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.6%) (CONTINUED)
Winstar Communications, Inc.
   7.0% Conv. .........................................................        4,600            $      218,500
                                                                                                   ------------
                                                                                                     1,057,433
                                                                                                   ------------

TOTAL TECHNOLOGY (0.7%)................................................                              1,194,833
                                                                                                   ------------

TOTAL PREFERRED STOCKS (1.0%)
   (Cost $1,785,352)...................................................                              1,935,623
                                                                                                   ------------


                                                                              PRINCIPAL
                                                                                AMOUNT
                                                                              ----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.1%)
Mail-Well, Inc.
   5.0% Conv., 2002....................................................       $  55,000                 49,500
P-Com, Inc.
   4.25% Conv., 2002...................................................         155,000                 72,850
Tele Communications International, Inc.
   4.5% Conv., 2006....................................................         155,000                166,625
                                                                                                   ------------
                                                                                                       288,975
                                                                                                   ------------

PROFESSIONAL SERVICES (0.1%)
Personnel Group of America
   5.75% Conv., 2004...................................................          75,000                 86,813
                                                                                                   ------------

TOTAL BUSINESS SERVICES (0.2%).........................................                                375,788
                                                                                                   ------------

CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
   5.0% Conv., 2002....................................................          75,000                126,750
                                                                                                   ------------

TOTAL CAPITAL GOODS (0.1%).............................................                                126,750
                                                                                                   ------------

CONSUMER CYCLICALS
RETAIL -- GENERAL (0.1%)
Office Depot, Inc.
   Zero Coupon Conv., 2008.............................................         175,000                151,375
                                                                                                   ------------

TOTAL CONSUMER CYCLICALS (0.1%)........................................                                151,375
                                                                                                   ------------


                                     FSA-20

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL             MARKET
                                                                                AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (0.4%)
MedImmune, Inc.
   7.0% Conv., 2003....................................................     $  100,000             $  505,500
Quintiles Transnational Corp.
   4.25% Conv., 2000...................................................        150,000                205,125
                                                                                                   -----------
                                                                                                      710,625
                                                                                                   -----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Alternative Living Services, Inc.
   5.25% Conv., 2002...................................................         85,000                108,375
Res-Care, Inc.
   6.0% Conv., 2004....................................................        115,000                159,491
Sunrise Assisted Living, Inc.
   5.5% Conv., 2002....................................................         55,000                 82,088
                                                                                                   -----------
                                                                                                      349,954
                                                                                                   -----------

MEDIA & CABLE (1.8%)
Turner Broadcasting System, Inc.
   8.375%, 2013........................................................      3,000,000              3,585,840
                                                                                                   -----------

TOTAL CONSUMER NONCYCLICALS (2.3%).....................................                             4,646,419
                                                                                                   -----------


CREDIT-SENSITIVE
ASSET-BACKED (0.8%)
Chase Credit Card Master Trust
   6.0%, 2005..........................................................      1,625,000              1,661,969
                                                                                                   -----------

BANKS (2.8%)
Chase Manhattan Corp.
   6.375%, 2008........................................................      2,470,000              2,562,378
St. George Bank Ltd.
   7.15%, 2005.........................................................      2,850,000              2,961,635
                                                                                                   -----------
                                                                                                    5,524,013
                                                                                                   -----------

MORTGAGE-RELATED (14.5%)
Federal Home Loan Mortgage Corp.:
   7.5%, 2028..........................................................      1,075,687              1,104,261
   7.0%, 2011..........................................................      3,230,601              3,301,271
Federal National Mortgage Association:
   6.5%, 2011..........................................................      6,906,356              6,999,164
   7.0%, 2026..........................................................      1,032,596              1,052,603
   6.5%, 2028..........................................................      2,466,847              2,480,725
   7.0%, 2028..........................................................      1,217,813              1,241,409
   8.0%, 2028..........................................................      1,700,000              1,760,032
Government National Mortgage Association:
   7.0%, 2027..........................................................        883,050                903,193
   6.5%, 2028..........................................................      1,576,313              1,591,588
   7.0%, 2028..........................................................      7,949,054              8,130,375
                                                                                                   -----------
                                                                                                   28,564,621
                                                                                                   -----------



                                     FSA-21

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL               MARKET
                                                                               AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
UTILITY -- ELECTRIC (1.8%)
Texas Utilities
   6.375%, 2008........................................................     $3,525,000               $ 3,605,892
                                                                                                     ------------

U.S. GOVERNMENT (18.1%)
U.S. Treasury Notes:
   6.0%, 2000..........................................................      3,180,000                 3,245,588
   6.75%, 2000.........................................................        340,000                   348,925
   6.5%, 2001..........................................................      7,700,000                 8,048,910
   6.5%, 2002..........................................................      5,650,000                 5,966,050
   4.25%, 2003.........................................................      5,015,000                 4,949,171
   5.75%, 2003.........................................................      3,915,000                 4,086,281
   5.625%, 2008........................................................      1,320,000                 1,408,275
U.S. Treasury Bonds:
   6.125%, 2027........................................................      5,070,000                 5,678,400
   5.25%, 2028.........................................................      1,865,000                 1,911,625
                                                                                                     ------------
                                                                                                      35,643,225
                                                                                                     ------------

TOTAL CREDIT-SENSITIVE (38.0%).........................................                               74,999,720
                                                                                                     ------------

TECHNOLOGY
ELECTRONICS (2.1%)
America Online, Inc.
   4.0% Conv., 2002....................................................         75,000                   461,344
Amkor Technologies, Inc.
   5.75% Conv., 2003...................................................        245,000                   242,550
EMC Corp.
   3.25% Conv., 2002...................................................         45,000                   169,538
HNC Software, Inc.
   4.75% Conv., 2003...................................................        100,000                   110,000
Hutchinson Technology, Inc.
   6.0% Conv., 2005....................................................        125,000                   174,219
Level One Communications, Inc.
   4.0% Conv., 2004....................................................        135,000                   196,763
Micron Technology, Inc.
   7.0% Conv., 2004....................................................         60,000                    64,200
Motorola, Inc.
   6.5%, 2028..........................................................      1,500,000                 1,515,345
Network Associates, Inc.
   Zero Coupon Conv., 2018.............................................        260,000                   159,575
Photronics, Inc.
   6.0% Conv., 2004....................................................        195,000                   207,188
SCI Systems, Inc.
   5.0% Conv., 2006....................................................        160,000                   380,600
Solectron Corp.
   6.0% Conv., 2006....................................................        155,000                   426,638
                                                                                                     ------------
                                                                                                       4,107,960
                                                                                                     ------------


                                     FSA-22

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998 (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL               MARKET
                                                                               AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
Comverse Technology, Inc.:
   5.75% Conv. Sub, 2006...............................................       $155,000               $    251,294
   5.75% Conv., 2006...................................................         10,000                     16,213
Global TeleSystems Group, Inc.
   5.75% Conv., 2010...................................................        235,000                    265,550
                                                                                                     -------------
                                                                                                          533,057
                                                                                                     -------------

TOTAL TECHNOLOGY (2.3%)................................................                                 4,641,017
                                                                                                     -------------

TOTAL LONG-TERM DEBT SECURITIES (43.0%)
   (Amortized Cost $82,022,026)........................................                                84,941,069
                                                                                                     -------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 17,084 units
   At $285.54 each (2.5%)..............................................                                 4,878,062
                                                                                                     -------------

TOTAL INVESTMENTS (100.9%)
   (Cost/Amortized Cost $169,529,511)..................................                               199,114,196

OTHER ASSETS LESS LIABILITIES (-0.9%)..................................                                (1,802,514)
                                                                                                     -------------

NET ASSETS (100.0%)....................................................                              $197,311,682
                                                                                                     ============


*Non-income producing.

See Notes to Financial Statements.



                                     FSA-23

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1998

---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks - at market value (cost: $1,914,414,699)..................................     $2,098,464,735
   Preferred stocks - at market value (cost: $841,125).....................................           934,875
   Participation in Separate Account No. 2A - at amortized cost, which approximates
     market value, equivalent to 8,358 units at $285.54....................................         2,386,642
Receivables:
   Securities sold.........................................................................        22,404,246
   Dividends...............................................................................         1,027,478
---------------------------------------------------------------------------------------------------------------
     Total assets..........................................................................     2,125,217,976
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Securities purchased....................................................................         3,784,147
   Due to Equitable Life's General Account.................................................         7,913,160
   Custodian fee payable...................................................................            27,461
   Investment management fees payable......................................................             5,210
Accrued expenses...........................................................................           440,812
Amount retained by Equitable Life in Separate Account No. 4 (Note 1).......................         1,271,958
---------------------------------------------------------------------------------------------------------------
     Total liabilities.....................................................................        13,442,748
---------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 1):
   Net assets attributable to participants' accumulations..................................     2,072,991,897
   Reserves and other liabilities attributable to annuity benefits.........................        38,783,331
---------------------------------------------------------------------------------------------------------------
NET ASSETS:................................................................................     $2,111,775,228
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-24

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations and Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                                                  1998                1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):

Dividends (net of foreign taxes withheld--
   1998: $199,170 and 1997: $2,138)..................................       $  12,224,979      $   13,385,197
Interest.............................................................             477,732             845,517
---------------------------------------------------------------------------------------------------------------
Total..................................................................        12,702,711          14,230,714
EXPENSES (NOTE 4)....................................................         (18,036,108)        (19,783,932)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS..................................................          (5,333,397)         (5,553,218)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions........         424,897,105         372,430,956
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments
   and foreign currency transactions:
   Beginning of year.................................................         690,125,231         448,580,808
   End of year.......................................................         184,143,786         690,125,231
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......................        (505,981,445)        241,544,423
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...............         (81,084,340)        613,975,379
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to operations.........         (86,417,737)        608,422,161
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................................         451,738,195         546,890,479
Withdrawals..........................................................        (897,373,357)       (969,496,108)
---------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals.        (445,635,162)       (422,605,629)
---------------------------------------------------------------------------------------------------------------
(Increase) in accumulated amount retained by Equitable Life in
   Separate Account No. 4 (Note 1)...................................            (153,300)           (360,863)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS....................................        (532,206,199)        185,455,669
NET ASSETS-- BEGINNING OF YEAR.......................................       2,643,981,427       2,458,525,758
---------------------------------------------------------------------------------------------------------------
NET ASSETS-- END OF YEAR.............................................      $2,111,775,228      $2,643,981,427
===============================================================================================================

See Notes to Financial Statements.


                                     FSA-25

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS-SPECIALTY (0.1%)
Crompton & Knowles Corp................................................         97,800             $  2,023,238
                                                                                                   -------------

TOTAL BASIC MATERIALS (0.1%)...........................................                               2,023,238
                                                                                                   -------------

BUSINESS SERVICES
ENVIRONMENTAL CONTROL (3.2%)
United States Filter Corp.*............................................      3,000,000               68,625,000
                                                                                                   -------------

PRINTING, PUBLISHING & BROADCASTING (1.6%)
CBS Corp. .............................................................      1,000,000               32,750,000
                                                                                                   -------------

PROFESSIONAL SERVICES (0.1%)
Nielsen Media Research, Inc. ..........................................        163,100                2,935,800
                                                                                                   -------------

TRUCKING, SHIPPING (0.2%)
Knightsbridge Tankers Ltd. ............................................        150,000                3,121,875
Marine Transport Corp.*................................................         50,000                  112,500
OMI Corp.*.............................................................        500,000                1,625,000
                                                                                                   -------------
                                                                                                      4,859,375
                                                                                                   -------------

TOTAL BUSINESS SERVICES (5.1%).........................................                             109,170,175
                                                                                                   -------------

CAPITAL GOODS
AEROSPACE (0.2%)
Loral Space & Communications Ltd.*.....................................        250,000                4,453,125
                                                                                                   -------------

TOTAL CAPITAL GOODS (0.2%).............................................                               4,453,125
                                                                                                   -------------

CONSUMER CYCLICALS
AIRLINES (8.6%)
Alaska Air Group, Inc.*................................................        200,000                8,850,000
America West Holdings Corp. (Class B)*.................................        350,000                5,950,000
Continental Airlines, Inc. (Class B)*..................................      3,399,997              113,899,900
Northwest Airlines Corp. (Class A)*....................................      2,100,000               53,681,250
                                                                                                   -------------
                                                                                                    182,381,150
                                                                                                   -------------

APPAREL, TEXTILE (2.2%)
Nautica Enterprises, Inc.*.............................................        114,200                1,713,000
Tommy Hilfiger Corp.*..................................................        650,000               39,000,000
Unifi, Inc. ...........................................................        200,000                3,912,500
Wolverine World Wide, Inc. ............................................        154,600                2,048,450
                                                                                                   -------------
                                                                                                     46,673,950
                                                                                                   -------------


                                     FSA-26

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
AUTO-RELATED (7.7%)
Budget Group, Inc.*....................................................        250,000              $  3,968,750
Circuit City Stores, Inc.-CarMax Group*................................        490,200                 2,665,462
Dana Corp. ............................................................        300,000                12,262,500
Dollar Thrifty Automotive Group, Inc.*.................................        841,700                10,836,887
Republic Industries, Inc.*.............................................      9,000,000               132,750,000
                                                                                                    -------------
                                                                                                     162,483,599
                                                                                                    -------------
FOOD SERVICES, LODGING (0.9%)
Extended Stay America, Inc.*...........................................      1,660,000                17,430,000
Suburban Lodges of America, Inc.*......................................         35,000                   286,563
                                                                                                    -------------
                                                                                                      17,716,563
                                                                                                    -------------

HOUSEHOLD FURNITURE, APPLIANCES (1.6%)
Industrie Natuzzi Spa (ADR)............................................      1,011,000                25,148,625
Newell Co..............................................................        200,000                 8,250,000
                                                                                                    -------------
                                                                                                      33,398,625
                                                                                                    -------------

LEISURE-RELATED (9.0%)
Carnival Corp. ........................................................      2,000,000                96,000,000
Cendant Corporation*...................................................        506,000                 9,645,625
Mirage Resorts, Inc.*..................................................        707,600                10,569,771
Royal Caribbean Cruises Ltd. ..........................................      2,000,000                74,000,000
                                                                                                    -------------
                                                                                                     190,215,396
                                                                                                    -------------

RETAIL -- GENERAL (1.0%)
Circuit City Stores-- Circuit City Group...............................         76,500                 3,820,219
Dickson Concepts International, Inc. ..................................        357,000                   276,473
Genesis Direct, Inc.*..................................................        215,000                 1,679,688
Limited, Inc. .........................................................        100,000                 2,912,500
Tandy Corp. ...........................................................         50,000                 2,059,375
Tiffany & Co. .........................................................        200,000                10,375,000
                                                                                                    -------------
                                                                                                      21,123,255
                                                                                                    -------------

TOTAL CONSUMER CYCLICALS (31.0%).......................................                              653,992,538
                                                                                                    -------------

CONSUMER NONCYCLICALS
DRUGS (2.5%)
Geltex Pharmaceuticals, Inc.*..........................................        700,000                15,837,500
MedImmune, Inc.*.......................................................        361,600                35,956,600
                                                                                                    -------------
                                                                                                      51,794,100
                                                                                                    -------------

FOODS (0.3%)
Tysons Foods, Inc. ....................................................        350,000                 7,437,500
                                                                                                    -------------

HOSPITAL SUPPLIES & SERVICES (1.3%)
HEALTHSOUTH Corp.* ....................................................      1,800,000                27,787,500
                                                                                                    -------------

TOTAL CONSUMER NONCYCLICALS (4.1%).....................................                               87,019,100
                                                                                                    -------------


                                     FSA-27

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE
BANKS (0.8%)
Citigroup, Inc.........................................................        300,000             $ 14,850,000
Washington Mutual, Inc. ...............................................         84,000                3,207,750
                                                                                                   -------------
                                                                                                     18,057,750
                                                                                                   -------------

FINANCIAL SERVICES (13.8%)
Edwards (A.G.), Inc. ..................................................        760,000               28,310,000
Legg Mason, Inc. ......................................................      2,500,000               78,906,250
MBNA Corp. ............................................................      6,900,000              172,068,750
Newcourt Credit Group, Inc. ...........................................        100,000                3,493,750
PMI Group, Inc. .......................................................        200,000                9,875,000
                                                                                                   -------------
                                                                                                    292,653,750
                                                                                                   -------------

INSURANCE (8.9%)
Ace Ltd. ..............................................................        100,000                3,443,750
CNA Financial Corp.*...................................................      3,530,100              142,086,525
IPC Holdings Ltd. .....................................................        207,400                4,809,088
NAC Re Corp. ..........................................................        600,000               28,162,500
Travelers Property Casualty (Class A)..................................        300,000                9,300,000
                                                                                                   -------------
                                                                                                    187,801,863
                                                                                                   -------------

REAL ESTATE (0.1%)
Excel Legacy Corp.*....................................................        140,000                  560,000
Prime Retail, Inc......................................................         60,000                  588,750
                                                                                                   -------------
                                                                                                      1,148,750
                                                                                                   -------------

UTILITY -- ELECTRIC (0.1%)
AES Corp.*.............................................................         30,000                1,421,250
                                                                                                   -------------

UTILITY -- TELEPHONE (7.0%)
Embratel Participacoes (ADR)*..........................................        220,000                3,066,250
Tele Celular Sul Participacoes (ADR)*..................................         22,000                  383,625
Tele Centro Oeste Celular Participacoes (ADR)*.........................         73,333                  215,416
Tele Centro Sul Participacoes (ADR)*...................................         44,000                1,839,750
Tele Leste Celular Participacoes (ADR)*................................          4,400                  124,850
Telemig Celular Participacoes (ADR)*...................................         11,000                  233,750
Tele Nordeste Celular Participacoes (ADR)*.............................         11,000                  203,500
Tele Norte Celular Participacoes (ADR)*................................          4,400                   99,275
Tele Norte Leste Participacoes (ADR)*..................................        220,000                2,736,250
Telephone & Data Systems, Inc. ........................................      2,930,000              131,666,875
Telesp Celular Participacoes (ADR)*....................................         88,000                1,540,000
Telesp Participacoes S.A. (ADR)*.......................................        220,000                4,867,500
Tele Sudeste Celular Participacoes (ADR)*..............................         44,000                  910,250
                                                                                                   -------------
                                                                                                    147,887,291
                                                                                                   -------------

TOTAL CREDIT-SENSITIVE (30.7%).........................................                             648,970,654
                                                                                                   -------------


                                     FSA-28

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF                MARKET
                                                                              SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ENERGY
OIL -- DOMESTIC (0.4%)
Kerr McGee Corp. ......................................................        220,000             $  8,415,000

OIL -- INTERNATIONAL (0.1%)
IRI International Corporation*.........................................        305,000                1,220,000
---------------------------------------------------------------------------                        -------------

OIL -- SUPPLIES & CONSTRUCTION (4.9%)
BJ Services Co.*.......................................................        440,000                6,875,000
Halliburton Co. .......................................................      1,000,000               29,625,000
Lukoil Holdings-- Spons (ADR)..........................................         15,000                  232,520
Lukoil Holdings-- Spons (ADR) (Preferred Shares).......................         40,000                  134,684
Noble Drilling Corp.*..................................................      2,200,000               28,462,500
Oceaneering International, Inc.* ......................................        300,000                4,500,000
Parker Drilling Corp.*.................................................      3,756,100               11,972,569
Rowan Cos., Inc.*......................................................      1,684,800               16,848,000
Stolt Comex Seaway S.A.*...............................................         14,000                   94,500
Stolt Comex Seaway S.A. (ADR) (Class A)*...............................        880,000                4,950,000
                                                                                                   -------------
                                                                                                    103,694,773
                                                                                                   -------------

TOTAL ENERGY (5.4%)....................................................                             113,329,773
                                                                                                   -------------

TECHNOLOGY
ELECTRONICS (8.8%)
Altera Corp.*..........................................................        460,000               28,002,500
Cisco Systems, Inc.*...................................................        400,000               37,125,000
DBT Online, Inc.*......................................................        160,000                3,990,000
Micron Technology, Inc.*...............................................        300,000               15,168,750
Motorola, Inc. ........................................................         50,000                3,053,125
Network Associates, Inc.*..............................................        550,000               36,437,500
Sanmina Corp.*.........................................................        305,600               19,100,000
Sterling Commerce, Inc.*...............................................        250,000               11,250,000
Xilinx, Inc.*..........................................................        479,300               31,214,413
                                                                                                   -------------
                                                                                                    185,341,288
                                                                                                   -------------

OFFICE EQUIPMENT SERVICES (3.4%)
First Data Corp........................................................        600,000               19,012,500
HBO & Co. .............................................................      1,752,500               50,274,844
Novell, Inc.*..........................................................        100,000                1,812,500
                                                                                                   -------------
                                                                                                     71,099,844
                                                                                                   -------------
TELECOMMUNICATIONS (10.6%)
American Satellite Network-- Rights*...................................         70,000                        0
Esprit Telecom Group PLC (ADR)*........................................         50,000                2,337,500
Global TeleSystems Group, Inc.*........................................      1,290,000               71,917,500
Millicom International Cellular S.A.*..................................      1,550,000               54,056,250
NTL Incorporated*......................................................        100,000                5,643,750
United States Cellular Corp.*..........................................      2,345,000               89,110,000
                                                                                                   -------------
                                                                                                    223,065,000
                                                                                                   -------------

TOTAL TECHNOLOGY (22.8%)...............................................                             479,506,132
                                                                                                   -------------



                                     FSA-29

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF               MARKET
                                                                              SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.4%)
   (Cost $1,914,414,699)...............................................                         $2,098,464,735
                                                                                                ---------------

PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Financial Trust
   8.5% Conv. .........................................................       13,500                   934,875
                                                                                                ---------------

TOTAL CONSUMER CYCLICALS (0.0%)........................................                                934,875
                                                                                                ---------------

TOTAL PREFERRED STOCKS (0.0%)
   (Cost $841,125).....................................................                                934,875
                                                                                                ---------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 8,358
   units at $285.54 each (0.1%)........................................                              2,386,642
                                                                                                ---------------


TOTAL INVESTMENTS (99.5%)
   (Cost/Amortized Cost $1,917,642,466)................................                          2,101,786,252

OTHER ASSETS LESS LIABILITIES  (0.5%)..................................                             11,260,934

AMOUNTS RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT NO. 4 (0.0%) (NOTE 1)..............................                             (1,271,958)
                                                                                                ---------------

NET ASSETS (100.0%)....................................................                         $2,111,775,228
                                                                                                ===============

Reserves attributable to participants' accumulations...................                         $2,072,991,897
Reserves and other contract liabilities attributable to annuity benefits                            38,783,331
                                                                                                ---------------

NET ASSETS.............................................................                         $2,111,775,228
                                                                                                ===============

*Non-income producing.
See Notes to Financial Statements.


                                     FSA-30

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities --December 31, 1998

-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
   Common stocks - at market value (cost: $227,495,826)....................................      $268,307,075
   Participation in Separate Account No. 2A - at amortized cost, which approximates
     market value, equivalent to 67,331 units at $285.54 ..................................        19,225,442
Cash                                                                                                   21,240
Receivables:
   Securities sold.........................................................................         1,245,685
   Dividends...............................................................................           146,626
-----------------------------------------------------------------------------------------------------------------
     Total assets..........................................................................       288,946,068
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Securities purchased....................................................................         3,872,390
   Due to Equitable Life's General Account.................................................         8,601,995
   Investment Management fees payable......................................................             2,036
Accrued expenses...........................................................................           107,821
-----------------------------------------------------------------------------------------------------------------
     Total liabilities.....................................................................        12,584,242
-----------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................................................      $276,361,826
=================================================================================================================

See Notes to Financial Statements.


                                     FSA-31

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Operations and Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                                                                      1998              1997
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
Dividends..............................................................         $  1,872,213     $  1,728,486
Interest...............................................................              380,443          456,291
--------------------------------------------------------------------------------------------------------------
Total..................................................................            2,252,656        2,184,777
EXPENSES (NOTE 4)......................................................           (4,477,510)      (5,757,007)
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS....................................................           (2,224,854)      (3,572,230)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain (loss) from security and foreign currency transactions...          (70,824,652)     93,937,473
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year...................................................           15,093,634       56,470,533
   End of year.........................................................           40,811,249       15,093,634
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.........................           25,717,615      (41,376,899)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.................          (45,107,037)      52,560,574
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to operations...........          (47,331,891)      48,988,344
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..........................................................          227,181,913      229,831,666
Withdrawals............................................................         (321,651,183)    (304,183,883)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets attributable to contributions and withdrawals...          (94,469,270)     (74,352,217)
--------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS.................................................         (141,801,161)     (25,363,873)
NET ASSETS -- BEGINNING OF YEAR........................................          418,162,987      443,526,860
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR..............................................         $276,361,826     $418,162,987
==============================================================================================================

See Notes to Financial Statements.



                                     FSA-32

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF             MARKET
                                                                               SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.4%)
Georgia Gulf Corp. ....................................................         60,000            $  963,750
                                                                                                  -----------

CHEMICALS -- SPECIALTY (0.6%)
Great Lakes Chemical Corp. ............................................         25,000             1,000,000
Solutia, Inc. .........................................................         30,000               671,250
                                                                                                  -----------
                                                                                                   1,671,250
                                                                                                  -----------

TOTAL BASIC MATERIALS (1.0%)...........................................                            2,635,000
                                                                                                  -----------

BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (8.9%)
CBS Corp. .............................................................         91,900             3,009,725
Cablevision System Corp.*..............................................         42,500             2,132,968
Comcast Corp. (Class A)................................................        165,800             9,730,387
Infinity Broadcasting Corp. (Class A)*.................................        103,200             2,825,100
King World Productions, Inc.*..........................................         50,400             1,483,650
R. H. Donnelley Corp. .................................................         40,000               582,500
USA Networks, Inc.*....................................................        146,500             4,852,813
                                                                                                  -----------
                                                                                                  24,617,143
                                                                                                  -----------

PROFESSIONAL SERVICES (1.3%)
Century Business Services, Inc.*.......................................         79,000             1,135,625
Nielsen Media Research, Inc. ..........................................         40,200               723,600
Young & Rubicam, Inc.*.................................................         54,300             1,757,963
                                                                                                  -----------
                                                                                                   3,617,188
                                                                                                  -----------

TRUCKING, SHIPPING (1.1%)
OMI Corp.*.............................................................        154,900               503,425
Teekay Shipping Corp. .................................................        129,100             2,428,694
                                                                                                  -----------
                                                                                                   2,932,119
                                                                                                  -----------

TOTAL BUSINESS SERVICES (11.3%)........................................                           31,166,450
                                                                                                  -----------

CAPITAL GOODS
AEROSPACE (0.2%)
Loral Space & Communications Ltd.*.....................................         30,000               534,375
                                                                                                  -----------

BUILDING MATERIALS & FOREST PRODUCTS (1.3%)
Louisiana Pacific Corp. ...............................................         60,000             1,098,750
Martin Marietta Materials, Inc. .......................................         40,000             2,487,500
                                                                                                  -----------
                                                                                                   3,586,250
                                                                                                  -----------

MACHINERY (1.4%)
United Rentals, Inc.*..................................................        120,800             4,001,500
                                                                                                  -----------

TOTAL CAPITAL GOODS (2.9%).............................................                            8,122,125
                                                                                                  -----------



                                     FSA-33

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS
AIRLINES (3.4%)
Continental Airlines, Inc. (Class B)*..................................        206,200            $ 6,907,700
Northwest Airlines Corp. (Class A)*....................................        100,800              2,576,700
                                                                                                  ------------
                                                                                                    9,484,400
                                                                                                  ------------

APPAREL, TEXTILE (5.5%)
Mohawk Industries, Inc.*...............................................        177,500              7,466,093
Tommy Hilfiger Corp.*..................................................         78,000              4,680,000
Unifi, Inc. ...........................................................        161,100              3,151,519
                                                                                                  ------------
                                                                                                   15,297,612
                                                                                                  ------------

AUTO-RELATED (4.8%)
Circuit City Stores, Inc.-- CarMax Group*..............................        302,300              1,643,756
Federal Mogul Corp. ...................................................         25,000              1,487,500
Hertz Corp. (Class A)..................................................         80,100              3,654,562
Republic Industries, Inc.*.............................................        427,700              6,308,575
                                                                                                  ------------
                                                                                                   13,094,393
                                                                                                  ------------

FOOD SERVICES, LODGING (2.1%)
Extended Stay America, Inc.*...........................................         99,900              1,048,950
Florida Panthers Holdings, Inc.*.......................................        125,200              1,165,925
Meristar Hospitality Corp. ............................................         94,700              1,757,869
Starbucks Corp.*.......................................................         32,800              1,840,900
                                                                                                  ------------
                                                                                                    5,813,644
                                                                                                  ------------

HOUSEHOLD FURNITURE, APPLIANCES (1.4%)
Industrie Natuzzi Spa (ADR)............................................        150,900              3,753,637
                                                                                                  ------------

LEISURE-RELATED (5.3%)
Brass Eagle, Inc.*.....................................................          1,500                 23,063
Callaway Golf Company..................................................         63,400                649,850
Mattel, Inc. ..........................................................         27,700                631,906
MGM Grand, Inc.*.......................................................         16,700                452,988
Premier Parks, Inc.*...................................................        246,400              7,453,600
Royal Caribbean Cruises Ltd. ..........................................        142,600              5,276,200
                                                                                                  ------------
                                                                                                   14,487,607
                                                                                                  ------------

RETAIL -- GENERAL (8.7%)
Bed Bath & Beyond, Inc.*...............................................         46,900              1,600,463
Genesis Direct, Inc.*..................................................        150,000              1,171,875
Gucci Group NV-NY .....................................................         30,900              1,502,512
Limited, Inc. .........................................................         35,000              1,019,375
Ross Stores, Inc. .....................................................         47,200              1,858,500
Saks Incorporated*.....................................................        110,400              3,484,500
Tandy Corp. ...........................................................         32,500              1,338,594
Tiffany & Co. .........................................................        132,600              6,878,625
TJX Cos., Inc. ........................................................         77,600              2,250,400
Venator Group, Inc.*...................................................        472,200              3,039,787
                                                                                                  ------------
                                                                                                   24,144,631
                                                                                                  ------------

TOTAL CONSUMER CYCLICALS (31.2%).......................................                            86,075,924
                                                                                                  ------------



                                     FSA-34

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (2.1%)
Algos Pharmaceuticals Corp.*...........................................         45,000              $ 1,170,000
Barr Laboratories, Inc.*...............................................         10,500                  504,000
Forest Laboratories, Inc.*.............................................         17,000                  904,188
MedImmune, Inc.*.......................................................         23,500                2,336,781
Mylan Laboratories, Inc. ..............................................         25,000                  787,500
                                                                                                    ------------
                                                                                                      5,702,469
                                                                                                    ------------

HOSPITAL SUPPLIES & SERVICES (8.1%)
Biomet, Inc. ..........................................................         17,250                  694,313
Columbia/HCA Healthcare Corp. .........................................        239,200                5,920,200
Guidant Corp. .........................................................         15,400                1,697,850
Health Management Associates, Inc. (Class A)*..........................         66,500                1,438,063
HEALTHSOUTH Corp.*.....................................................        536,600                8,283,763
Hooper Holmes, Inc. ...................................................         14,300                  414,700
Saint Jude Medical, Inc.*..............................................         43,100                1,193,331
Steris Corp.*..........................................................         55,000                1,564,063
Sun International Hotels Ltd.*.........................................         27,200                1,235,900
                                                                                                    ------------
                                                                                                     22,442,183
                                                                                                    ------------

RETAIL -- FOOD (1.4%)
Food Lion, Inc. (Class A)..............................................        140,000                1,487,500
Kroger Co.*............................................................         10,000                  605,000
Whole Foods Market, Inc.*..............................................         37,100                1,794,713
                                                                                                    ------------
                                                                                                      3,887,213
                                                                                                    ------------

TOTAL CONSUMER NONCYCLICALS (11.6%)....................................                              32,031,865
                                                                                                    ------------

CREDIT-SENSITIVE
BANKS (1.6%)
Greenpoint Financial Corp. ............................................         82,700                2,904,838
Sovereign Bancorp, Inc. ...............................................        110,000                1,567,500
                                                                                                    ------------
                                                                                                      4,472,338
                                                                                                    ------------
FINANCIAL SERVICES (4.7%)
CMAC Investment Corp. .................................................         36,600                1,681,313
Capital One Financial Corp. ...........................................         16,600                1,909,000
Edwards (A.G.), Inc. ..................................................         59,700                2,223,825
Merrill Lynch & Co., Inc. .............................................         36,500                2,436,375
Newcourt Credit Group, Inc. ...........................................         48,100                1,680,494
Newhall Land & Farming Co. ............................................         35,000                  910,000
Paine Webber, Inc. ....................................................         55,300                2,135,963
                                                                                                    ------------
                                                                                                     12,976,970
                                                                                                    ------------

INSURANCE (7.2%)
Ace Ltd. ..............................................................         43,800                1,508,360
AFLAC, Inc. ...........................................................         60,300                2,653,200
CNA Financial Corp.*...................................................        263,500               10,605,875
Everest Reinsurance Holdings, Inc. ....................................         50,000                1,946,875
Gallagher (Arthur J.) & Co. ...........................................         20,000                  882,500
Providian Financial Corp. .............................................         18,750                1,406,250
Reliastar Financial Corp. .............................................         22,500                1,037,810
                                                                                                    ------------
                                                                                                     20,040,870
                                                                                                    ------------


                                     FSA-35

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
REAL ESTATE (3.7%)
Boston Properties, Inc. ...............................................         83,200               $ 2,537,600
Crescent Real Estate Equities Co. .....................................         96,000                 2,208,000
Equity Office Properties Trust.........................................         87,700                 2,104,800
Vornado Realty Trust...................................................         97,300                 3,283,875
                                                                                                     ------------
                                                                                                      10,134,275
                                                                                                     ------------

UTILITY -- TELEPHONE (0.7%)
Frontier Corp. ........................................................         55,000                 1,870,000
                                                                                                     ------------

TOTAL CREDIT-SENSITIVE (17.9%).........................................                               49,494,453
                                                                                                     ------------

ENERGY
OIL -- DOMESTIC (0.8%)
Atlantic Richfield Co. ................................................         14,100                   920,025
Louis Dreyfus Natural Gas Corp.*.......................................         90,000                 1,282,500
                                                                                                     ------------
                                                                                                       2,202,525
                                                                                                     ------------

OIL -- INTERNATIONAL (0.4%)
Vastar Resources, Inc. ................................................         25,000                 1,079,688
                                                                                                     ------------

OIL -- SUPPLIES & CONSTRUCTION (0.7%)
Diamond Offshore Drilling, Inc. .......................................         85,700                 2,030,019
                                                                                                     ------------

RAILROADS (0.8%)
Kansas City Southern Industries, Inc. .................................         46,000                 2,262,625
                                                                                                     ------------

TOTAL ENERGY (2.7%)....................................................                                7,574,857
                                                                                                     ------------

TECHNOLOGY
ELECTRONICS (7.3%)
Altera Corp.*..........................................................         31,800                 1,935,825
Citrix Systems, Inc.*..................................................         15,200                 1,475,350
Hearst-Argyle Television, Inc.*........................................         35,000                 1,155,000
Keane, Inc.*...........................................................         29,100                 1,162,181
Micron Technology, Inc.*...............................................         23,600                 1,193,275
Network Associates, Inc.*..............................................         51,850                 3,435,062
Parametric Technology Corp.*...........................................         81,700                 1,337,837
Sanmina Corp.*.........................................................         41,000                 2,562,500
Seagate Technology Inc.*...............................................         28,400                   859,100
Sterling Commerce, Inc.*...............................................         69,500                 3,127,500
Synopsys, Inc.*........................................................         34,900                 1,893,325
                                                                                                     ------------
                                                                                                      20,136,955
                                                                                                     ------------

OFFICE EQUIPMENT (1.9%)
Ceridian Corp.*........................................................         38,500                 2,687,781
Policy Management Systems Corp.*.......................................         40,000                 2,020,000
Sterling Software, Inc.*...............................................         25,000                   676,563
                                                                                                     ------------
                                                                                                       5,384,344
                                                                                                     ------------


                                     FSA-36

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1998 (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
OFFICE EQUIPMENT SERVICES (2.8%)
Cadence Design Systems, Inc.*..........................................         35,600             $  1,059,100
Comverse Technology, Inc.*.............................................         42,700                3,031,700
Intuit, Inc.*..........................................................         10,000                  725,000
Novell, Inc.*..........................................................        165,000                2,990,625
                                                                                                   -------------
                                                                                                      7,806,425
                                                                                                   -------------

TELECOMMUNICATIONS (6.5%)
Amdocs Ltd.*...........................................................         42,700                  731,238
America Online, Inc. ..................................................          7,000                1,120,000
American Satellite Network -- Rights*..................................          9,550                        0
FORE Systems, Inc.*....................................................         15,000                  274,688
Global TeleSystems Group, Inc.*........................................         59,000                3,289,250
Hyperion Telecommunications, Inc. (Class A)*...........................        105,000                1,588,125
Millicom International Cellular S.A.*..................................        117,200                4,087,350
Nextel Communications, Inc. (Class A)*.................................        167,300                3,952,463
NTL Incorporated*......................................................         15,000                  846,563
Winstar Communications, Inc.*..........................................         51,000                1,989,000
                                                                                                   -------------
                                                                                                     17,878,677
                                                                                                   -------------

TOTAL TECHNOLOGY (18.5%)...............................................                              51,206,401
                                                                                                   -------------

TOTAL COMMON STOCKS (97.1%)
   (Cost $227,495,826) ................................................                             268,307,075
                                                                                                   -------------

PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 67,331 units
   At $285.54 each (6.9%)..............................................                              19,225,442
                                                                                                   -------------

TOTAL INVESTMENTS (104.0%)
   (Cost/Amortized Cost $246,721,268)..................................                             287,532,517

OTHER ASSETS LESS LIABILITIES (-4.0%)..................................                             (11,170,691)
                                                                                                   -------------

NET ASSETS (100.0%)....................................................                            $276,361,826
                                                                                                   =============

*Non-income producing.
See Notes to Financial Statements.


                                     FSA-37

--------------------------------------------------------------------------------



Report of Independent Accountants

--------------------------------------------------------------------------------


To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 51 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Global Fund, Alliance International Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund and Alliance Growth Investors Fund ("Hudson River Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 51 at December 31, 1998 and the results of each of their operations, the changes in each of their net assets for the periods indicated and the per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 8, 1999



                                     FSA-38

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities --December 31, 1998

-----------------------------------------------------------------------------------------------------------
                                                                    ALLIANCE
                                                      ALLIANCE    INTERMEDIATE
                                                       MONEY       GOVERNMENT      ALLIANCE      ALLIANCE
                                                       MARKET       SECURITIES   QUALIFTY BOND  HIGH YIELD
                                                        FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust,
   at value (Cost:
     Alliance Money Market Portfolio - $7,276,525;
     Alliance Intermediate Government Securities
        Portfolio - $2,934,377;
     Alliance Quality Bond Portfolio - $6,290,564;
     Alliance High Yield Portfolio - $6,952,516)
        (Note 3).....................................$7,256,346    $2,964,262    $6,312,459    $5,839,495
Receivable for The Hudson River Trust shares sold....        --         1,119         3,045         3,150
Due from Equitable Life's General Account............   196,484           312           158           491
-----------------------------------------------------------------------------------------------------------

        Total assets................................. 7,452,830     2,965,693     6,315,662     5,843,136
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for The Hudson River Trust shares purchased..   192,925            --            --            --
Accrued expenses.....................................     3,559         1,431         3,203         3,641
-----------------------------------------------------------------------------------------------------------

        Total liabilities............................   196,484         1,431         3,203         3,641
-----------------------------------------------------------------------------------------------------------
NET ASSETS...........................................$7,256,346    $2,964,262    $6,312,459    $5,839,495
===========================================================================================================

See Notes to Financial Statements.


                                     FSA-39

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Assets and Liabilities -- December 31, 1998 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                      ALLIANCE
                                                      GROWTH &      ALLIANCE         ALLIANCE
                                                       INCOME        EQUITY           GLOBAL     INTERNATIONAL
                                                        FUND        INDEX FUND         FUND          FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust,
   at value (Cost:
     Alliance Growth & Income Portfolio -
     $26,142,862;
     Alliance Equity Index Portfolio - $37,440,391;
     Alliance Global Portfolio - $41,373,705;
     Alliance International Portfolio - $4,063,139)
        (Note 3).....................................$29,007,122    $49,188,424    $46,687,138     $3,955,293
Receivable for The Hudson River Trust shares sold....    367,989        678,655        484,216         65,449
---------------------------------------------------------------------------------------------------------------

        Total assets................................. 29,375,111     49,867,079     47,171,354      4,020,742
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account..............    353,757        657,191        470,330         62,792
Accrued expenses.....................................     14,232         21,464         18,506          2,657
---------------------------------------------------------------------------------------------------------------

        Total liabilities............................    367,989        678,655        488,836         65,449
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................................$29,007,122    $49,188,424     $46,682,518    $3,955,293
===============================================================================================================

See Notes to Financial Statements.



                                     FSA-40

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Assets and Liabilities --December 31, 1998 (Concluded)

-----------------------------------------------------------------------------------------------------------------
                                                                      ALLIANCE       ALLIANCE     ALLIANCE
                                                                      SMALL CAP    CONSERVATIVE    GROWTH
                                                                       GROWTH        INVESTORS    INVESTORS
                                                                        FUND           FUND         FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of The Hudson River Trust,
   at value (Cost:
     Alliance Small Cap Growth Portfolio -  $3,151,096;
     Alliance Conservative Investors Portfolio -
        $6,718,429;
     Alliance Growth Investors Portfolio - $58,947,215)
        (Note 3).....................................               $2,952,855    $7,000,207      $64,460,581
Receivable for The Hudson River Trust shares sold....                   21,401        14,505           40,259
-----------------------------------------------------------------------------------------------------------------
        Total assets.................................                2,974,256     7,014,712       64,500,840
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account..............                   19,399        14,129           19,116
Accrued expenses.....................................                    2,002         6,051           23,362
-----------------------------------------------------------------------------------------------------------------
        Total liabilities............................                   21,401        20,180           42,478
-----------------------------------------------------------------------------------------------------------------
NET ASSETS...........................................               $2,952,855    $6,994,532      $64,458,362
=================================================================================================================

See Notes to Financial Statements.


                                     FSA-41

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets

-------------------------------------------------------------------------------------------------------------
                                                                                           ALLIANCE
                                                                                         INTERMEDIATE
                                                              ALLIANCE                    GOVERNMENT
                                                         MONEY MARKET FUND              SECURITIES FUND
                                                     ----------------------------   -------------------------
                                                             YEAR ENDED                   YEAR ENDED
                                                            DECEMBER 31,                 DECEMBER 31,
                                                        1998           1997            1998         1997
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Dividends from The
Hudson River Trust ..................................$   304,470    $   372,708     $  142,845    $  161,727
EXPENSES (NOTE 4)....................................    (75,733)       (39,743)       (21,813)      (25,703)
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME................................    228,737        332,965        121,032       136,024
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........    (32,764)        13,278         55,794        13,927
Realized gain distribution from The Hudson River
  Trust................................................      214            964             --            --
------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss).............................    (32,550)        14,242         55,794        13,927
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year.................................   (111,106)       (17,360)        11,912       (20,279)
   End of year ......................................    (20,179)      (111,106)        29,885        11,912
------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......     90,927        (93,746)        17,973        32,191
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................     58,377        (79,504)        73,767        46,118
------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations.....   287,114        253,461        194,799       182,142
------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................  5,830,172     19,472,948      3,214,385     2,503,359
Withdrawals..........................................(13,393,539)    (8,813,256)    (3,469,017)   (1,924,964)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
   contributions and withdrawals..................... (7,563,367)    10,659,692       (254,632)      578,395
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.................... (7,276,253)    10,913,153        (59,833)      760,537
NET ASSETS -- BEGINNING OF YEAR...................... 14,532,599      3,619,446      3,024,095     2,263,558
------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR............................ $7,256,346    $14,532,599     $2,964,262    $3,024,095
============================================================================================================

See Notes to Financial Statements.


                                     FSA-42

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)

---------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE                      ALLIANCE
                                                          QUALITY BOND FUND              HIGH YIELD FUND
                                                       --------------------------    --------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31,                  DECEMBER 31,
                                                          1998          1997            1998          1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Dividends from
   The Hudson River Trust............................  $  313,345     $ 180,536      $  790,044     $  562,742
EXPENSES (NOTE 4)....................................     (44,482)      (22,848)        (66,649)       (50,152)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME................................     268,863       157,688         723,395        512,590
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........      66,884         7,522         (52,650)       125,744
Realized gain distribution from The Hudson River Trust    126,543            --         119,498        272,611
----------------------------------------------------------------------------------------------------------------
Net Realized Gain....................................     193,427         7,522          66,848        398,355
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year.................................      61,901        (2,628)         47,226        (14,759)
   End of year.......................................      21,895        61,901      (1,113,021)        47,226
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......     (40,006)       64,529      (1,160,247)       61,985
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................     153,421        72,051      (1,093,399)       460,340
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
  operations.........................................     422,284       229,739        (370,004)       972,930
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions........................................   3,798,761     1,383,212       3,817,614      2,995,942
Withdrawals..........................................  (1,484,703)     (392,114)     (4,579,269)    (1,643,900)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
  contributions and withdrawals......................   2,314,058       991,098        (761,655)     1,352,042
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS....................   2,736,342     1,220,837      (1,131,659)     2,324,972
NET ASSETS -- BEGINNING OF YEAR......................   3,576,117     2,355,280       6,971,154      4,646,182
================================================================================================================
NET ASSETS -- END OF YEAR............................  $6,312,459    $3,576,117      $5,839,495     $6,971,154
================================================================================================================

See Notes to Financial Statements.


                                     FSA-43

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)

-----------------------------------------------------------------------------------------------------------------
                                                                ALLIANCE                      ALLIANCE
                                                          GROWTH & INCOME FUND           EQUITY INDEX FUND
                                                       ----------------------------  ----------------------------
                                                               YEAR ENDED                    YEAR ENDED
                                                              DECEMBER 31,                  DECEMBER 31,
                                                          1998            1997          1998           1997
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Dividends from
   The Hudson River Trust...........................   $    83,311     $  157,368    $   482,784    $   364,650
EXPENSES (NOTE 4)...................................      (225,166)      (128,440)      (362,096)      (203,806)
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)........................      (141,855)        28,928        120,688        160,844
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions...............     1,554,915      1,257,520      3,491,205      1,837,842
Realized gain distribution from The Hudson
   River Trust......................................     2,359,151      1,199,212         15,038        113,882
-----------------------------------------------------------------------------------------------------------------
Net Realized Gain...................................     3,914,066      2,456,732      3,506,243      1,951,724
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year................................     2,014,303      1,106,273      5,420,710      1,325,120
   End of year .....................................     2,864,260      2,014,303     11,748,033      5,420,710
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation...................       849,957        908,030      6,327,323      4,095,590
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....     4,764,023      3,364,762      9,833,566      6,047,314
-----------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to operations...     4,622,168      3,393,690      9,954,254      6,208,158
-----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions.......................................    12,995,575     13,579,067     23,328,669     22,551,970
Withdrawals.........................................    (9,400,026)    (7,440,674)   (16,252,767)   (13,004,853)
-----------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to contributions
   and withdrawals..................................     3,595,549      6,138,393      7,075,902      9,547,117
-----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..............................     8,217,717      9,532,083     17,030,156     15,755,275
NET ASSETS -- BEGINNING OF YEAR.....................    20,789,405     11,257,322     32,158,268     16,402,993
-----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR...........................   $29,007,122    $20,789,405    $49,188,424    $32,158,268
=================================================================================================================

See Notes to Financial Statements.



                                     FSA-44

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)

-----------------------------------------------------------------------------------------------------------
                                                             ALLIANCE                   ALLIANCE
                                                            GLOBAL FUND            INTERNATIONAL FUND
                                                     --------------------------- -------------------------
                                                            YEAR ENDED                 YEAR ENDED
                                                           DECEMBER 31,               DECEMBER 31,
                                                        1998          1997          1998         1997
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Dividends from The
   Hudson River Trust............................... $   565,825   $   928,674   $   77,749    $  142,909
EXPENSES (NOTE 4)...................................    (466,158)     (450,382)     (43,796)      (48,357)
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...............................      99,667       478,292       33,953       94,552
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions........   2,863,179     2,804,530     (107,940)       7,681
Realized gain distribution from The Hudson
   River Trust......................................   3,009,797     2,994,309          804      237,295
----------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)............................   5,872,976     5,798,839     (107,136)     244,976
----------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of period..............................   2,818,773     4,189,776     (536,772)      56,580
   End of period ...................................   5,313,433     2,818,773     (107,846)    (536,772)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/
   depreciation.....................................   2,494,660    (1,371,003)     428,926     (593,352)
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS............................   8,367,636     4,427,836      321,790     (348,376)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to operations.......................   8,467,303     4,906,128      355,743     (253,824)
----------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions.......................................  12,922,064    17,302,173    1,013,182    3,591,241
Withdrawals......................................... (20,514,776)  (20,267,132)  (1,924,662)  (2,494,955)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable
   to contributions and withdrawals.................  (7,592,712)   (2,964,959)    (911,480)   1,096,286
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...................     874,591     1,941,169     (555,737)     842,462
NET ASSETS -- BEGINNING OF PERIOD...................  45,807,927    43,866,758    4,511,030    3,668,568
----------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD......................... $46,682,518   $45,807,927   $3,955,293   $4,511,030
==========================================================================================================

See Notes to Financial Statements.


                                     FSA-45

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)

---------------------------------------------------------------------------------------------------------
                                                                                       ALLIANCE
                                                      ALLIANCE SMALL CAP         CONSERVATIVE INVESTORS
                                                          GROWTH FUND                    FUND
                                                  ----------------------------- -------------------------
                                                                 MAY 1, 1997*
                                                  YEAR ENDED          TO               YEAR ENDED
                                                  DECEMBER 31,   DECEMBER 31,         DECEMBER 31,
                                                     1998            1997         1998            1997
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2)-- Dividends from
   The Hudson River Trust.......................    $     318   $      380    $   302,637    $   480,979
EXPENSES (NOTE 4)...............................      (40,539)      (5,893)      (106,749)      (156,313)
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)....................      (40,221)      (5,513)       195,888        324,666
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions....     (139,664)      25,974        600,961         55,228
Realized gain distribution from The Hudson
   River Trust..................................           --       53,703        374,377        346,019
----------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)........................     (139,664)      79,677        975,338        401,247
----------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year............................      (89,613)          --        445,991       (138,527)
   End of year .................................     (198,241)     (89,613)       281,778        445,991
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation..     (108,628)     (89,613)      (164,213)       584,518
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..................................     (248,292)      (9,936)       811,125        985,765
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable
   to operations................................     (288,513)     (15,449)     1,007,013      1,310,431
----------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions...................................    2,739,194    2,741,544      2,732,417      2,492,189
Withdrawals.....................................   (1,780,689)    (443,232)    (8,197,701)    (5,233,231)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
  contributions and withdrawals.................      958,505    2,298,312     (5,465,284)    (2,741,042)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............      669,992    2,282,863     (4,458,271)    (1,430,611)
NET ASSETS -- BEGINNING OF YEAR.................    2,282,863           --     11,452,803     12,883,414
----------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR.......................   $2,952,855   $2,282,863     $6,994,532    $11,452,803
==========================================================================================================

*Commencement of operations.
See Notes to Financial Statements.


                                     FSA-46

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Concluded)

----------------------------------------------------------------------------------------------------

                                                                              ALLIANCE
                                                                       GROWTH INVESTORS FUND
                                                                  ----------------------------------
                                                                             YEAR ENDED
                                                                             DECEMBER 31,
                                                                      1998                1997
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2) -- Dividends from
   The Hudson River Trust......................................    $ 1,251,845         $ 1,344,234
EXPENSES (NOTE 4)..............................................       (450,621)           (391,031)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME..........................................        801,224             953,203
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share transactions..........................      1,848,022           1,579,084
Realized gain distribution from The Hudson
   River Trust.................................................      5,216,022           3,055,814
----------------------------------------------------------------------------------------------------
Net Realized Gain..............................................      7,064,044           4,634,898
----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year...........................................      3,359,461           1,130,615
   End of year ................................................      5,513,366           3,359,461
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.................      2,153,905           2,228,846
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................      9,217,949           6,863,744
----------------------------------------------------------------------------------------------------
Increase in net assets attributable
   to operations...............................................     10,019,173           7,816,947
----------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..................................................     12,894,395          16,373,146
Withdrawals....................................................    (16,348,446)        (12,914,616)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets attributable to
  contributions and withdrawals................................     (3,454,051)          3,458,530
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS.........................................      6,565,122          11,275,477
NET ASSETS -- BEGINNING OF YEAR................................     57,893,240          46,617,763
----------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR......................................    $64,458,362         $57,893,240
====================================================================================================

See Notes to Financial Statements.


                                     FSA-47

--------------------------------------------------------------------------------






Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 66 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of the T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, T. Rowe Price International Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund and the Merrill Lynch World Strategy Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 66 at December 31, 1998 and the results of each of their operations, the changes in each of their net assets for the periods indicated and the per unit data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 8, 1999


                                     FSA-48

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities
December 31, 1998

---------------------------------------------------------------------------------------------------------------
                                        T. ROWE PRICE   EQ/PUTNAM      MERRILL LYNCH
                                           EQUITY       GROWTH &       BASIC VALUE      MFS       T. ROWE PRICE
                                           INCOME       INCOME           EQUITY       RESEARCH    INTERNATIONAL
                                            FUND         FUND             FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of the EQ
Advisor Trust - at value (Note 1)
  Cost:
           $3,655,667................     $3,792,564

               75,458................                     $79,682

              152,983................                                  $151,843

            2,582,397................                                               $2,898,853

              226,105................                                                               $235,093
Receivable for Trust
  shares purchased...................             --           --            97            400            --
Due from Equitable Life's General
  Account............................          6,772        1,572            --             --         6,485
---------------------------------------------------------------------------------------------------------------

     Total assets....................      3,799,336       81,254       151,940      2,899,253       241,578
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased...................          8,421        1,572            --             --         6,485
Due to Equitable Life's General
  Account............................             --           --            97          1,149            --
Amount retained by Equitable Life
  in Separate Account No. 66.........          1,500        1,500         1,500          1,500         1,500
---------------------------------------------------------------------------------------------------------------

     Total liabilities...............          9,921        3,072         1,597          2,649         7,985
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................     $3,789,415      $78,182      $150,343     $2,896,604      $233,593
===============================================================================================================

See Notes to Financial Statements.



                                     FSA-49

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Assets and Liabilities (Concluded)
December 31, 1998

----------------------------------------------------------------------------------------------------------------

                                            MORGAN
                                           STANLEY                        MFS
                                           EMERGING       WARBURG      EMERGING
                                            MARKET      PINCUS SMALL    GROWTH     EQ/PUTNAM        MERRILL LYNCH
                                            EQUITY      COMPANY VALUE  COMPANIES    BALANCED       WORLD STRATEGY
                                             FUND          FUND          FUND        FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of the EQ
Advisor Trust - at value (Note 1)
  Cost:
               $2,184................      $2,391

            2,508,107................                    $2,292,578

              706,615................                                   $830,425

              498,224................                                                $502,150

              643,556................                                                               $652,743
Receivable for Trust
  shares purchased...................          --               328          305          179             27
Due from Equitable Life's General
  Account............................          --                --           --           --             --
--------------------------------------------------------------------------------------------------------------

     Total assets....................       2,391         2,292,906      830,730      502,329        652,770
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased...................          --                --           --           --             --
Due to Equitable Life's General
  Account............................          --             1,848          305          179          1,027
Amount retained by Equitable Life
  in Separate Account No. 66.........       1,500             1,500        1,500        1,500          1,500
--------------------------------------------------------------------------------------------------------------

     Total liabilities...............       1,500             3,348        1,805        1,679          2,527
--------------------------------------------------------------------------------------------------------------
NET ASSETS...........................      $  891        $2,289,558     $828,925     $500,650       $650,243
==============================================================================================================

See Notes to Financial Statements.


                                     FSA-50

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                                                               MERRILL LYNCH
                                                      T. ROWE PRICE             EQ/PUTNAM       BASIC VALUE
                                                      EQUITY INCOME          GROWTH & INCOME      EQUITY
                                                          FUND                     FUND            FUND
                                              ------------------------------ ---------------------------------
                                                               AUGUST 1,        AUGUST 20,        AUGUST 20,
                                               YEAR ENDED        1997*            1998*             1998*
                                              DECEMBER 31,  TO DECEMBER 31,  TO DECEMBER 31,   TO DECEMBER 31,
                                                  1998           1997             1998              1998
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
   Dividends from The EQ Advisors Trust.....  $     60,980     $   22,858        $     389       $  1,440
   Expenses (Note 4) .......................       (40,369)        (4,613)              --             --
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................        20,611         18,245              389          1,440
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share
   transactions.............................        77,584          1,154               --            (95)
Realized gain distribution from
   The EQ Advisors Trust....................        78,496             --              350          5,025
--------------------------------------------------------------------------------------------------------------
Net Realized Gain...........................       156,080          1,154              350          4,930
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation) of investments:
     Beginning of period....................        81,747             --               --             --
     End of period..........................       136,897         81,747            4,224         (1,140)
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation)...........................        55,150         81,747            4,224         (1,140)
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS..............................       211,230         82,901            4,574          3,790
--------------------------------------------------------------------------------------------------------------
Increase in net assets
   attributable to operations...............       231,841        101,146            4,963          5,230
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions............................        2,818,502      2,203,292           85,306        192,745
Withdrawals..............................       (1,448,711)      (116,655)         (12,087)       (47,632)
--------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to
   contributions and withdrawals............     1,369,791      2,086,637           73,219        145,113
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................     1,601,632      2,187,783           78,182        150,343
NET ASSETS -- BEGINNING OF PERIOD...........     2,187,783             --               --             --
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.................    $3,789,415     $2,187,783        $  78,182       $150,343
==============================================================================================================

* Commencement of operations.
See Notes to Financial Statements.



                                     FSA-51

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations and Changes in Net Assets (Continued)

----------------------------------------------------------------------------------------------------------------
                                                                                                   MORGAN
                                                                                                  STANLEY
                                                           MFS                T. ROWE PRICE       EMERGING
                                                        RESEARCH              INTERNATIONAL    MARKETS EQUITY
                                                          FUND                    FUND              FUND
                                              -----------------------------------------------------------------
                                                                 AUGUST        AUSUST 20,
                                                                1, 1997*          1998*
                                               YEAR ENDED          TO              TO         AUGUST 20, 1998*
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                                  1998            1997            1998              1998
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
INVESTMENT INCOME (NOTE 2):
   Dividends from The EQ Advisors Trust.....  $    7,211      $   8,097        $  1,770              $  7
   Expenses (Note 4) .......................     (19,528)        (2,181)             --                 7
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)................     (12,317)         5,916           1,770                 7
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain from share                          24,718
   transactions.............................                      2,181              --                --
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation) of investments:
     Beginning of period....................     (12,691)            --              --                --
     End of period..........................     316,456        (12,691)          8,988               207
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation)...........................     329,147        (12,691)          8,988               207
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..............................     353,865        (10,510)          8,988               207
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to operations...............     341,548         (4,594)         10,758               214
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions............................      2,488,519        946,609         223,524               677
Withdrawals..............................       (704,182)      (171,296)           (689)               --
----------------------------------------------------------------------------------------------------------------
Increase in net assets attributable to         1,784,337
   contributions and withdrawals............   1,784,337        775,313         222,835               677
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................   2,125,885        770,719         233,593               891
NET ASSETS -- BEGINNING OF PERIOD...........     770,719             --              --                --
----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.................  $2,896,604      $ 770,719        $233,593              $891
================================================================================================================

* Commencement of operations.
See Notes to Financial Statements.



                                     FSA-52

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations and Changes in Net Assets (Continued)

------------------------------------------------------------------------------------------------
                                                              WARBURG
                                                               PINCUS             MFS EMERGING
                                                           SMALL COMPANY             GROWTH
                                                               VALUE               COMPANIES
                                                                FUND                  FUND
                                                    --------------------------------------------
                                                                                     AUGUST 20,
                                                     YEAR ENDED   AUGUST 1, 1997*      1998*
                                                    DECEMBER 31,  TO DECEMBER 31, TO DECEMBER 31,
                                                        1998           1997            1998
------------------------------------------------------------------------------------------------
FROM OPERATIONS
INVESTMENT INCOME (NOTE 2):
   Dividends from The EQ Advisors Trust..........   $   10,601    $   10,134        $    --
   Expenses (Note 4) ............................      (27,022)       (4,266)            --
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).....................      (16,421)        5,868             --
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized gain (loss) from share
   transactions..................................      (45,570)         (579)           163
------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
     Beginning of period.........................      (67,503)           --             --
     End of period...............................     (215,529)      (67,503)       123,810
------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation)................................     (148,026)      (67,503)       123,810
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS...................................     (193,596)      (68,082)       123,973
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to operations....................     (210,017)      (62,214)       123,973
------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions.................................       2,015,611     2,097,710        724,459
Withdrawals...................................      (1,379,775)     (171,757)       (19,507)
------------------------------------------------------------------------------------------------
Increase in net assets attributable to
   contributions and withdrawals.................      635,836     1,925,953        704,952
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS...........................      425,819     1,863,739        828,925
NET ASSETS -- BEGINNING OF PERIOD................    1,863,739            --             --
------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD......................   $2,289,558    $1,863,739       $828,925
================================================================================================

* Commencement of operations.
See Notes to Financial Statements.


                                     FSA-53

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statements of Operations and Changes in Net Assets (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                                      EQ/PUTNAM               MERRILL LYNCH
                                                       BALANCED               WORLD STRATEGY
                                                         FUND                      FUND
                                                  -------------------  --------------------------------
                                                     AUGUST 20, 1998*    YEAR ENDED    AUGUST 1, 1997*
                                                     TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                        1998               1998            1997
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
INVESTMENT INCOME (NOTE 2):
   Dividends from The EQ Advisors Trust............    $ 9,281          $  4,633         $  5,419
   Expenses (Note 4) ..............................         --            (6,716)            (846)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).......................      9,281            (2,083)           4,573
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
Realized loss from share
   transactions....................................       (558)          (2,611)              (53)
Realized gain distribution from
   The EQ Advisors Trust...........................      4,899                --               --
-------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)...........................      4,341            (2,611)             (53)
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
     Beginning of period...........................         --           (22,184)              --
     End of period.................................      3,926             9,187          (22,184)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation)..................................      3,926            31,371          (22,184)
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS.....................................      8,267            28,760          (22,237)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   attributable to operations......................     17,548            26,677          (17,664)
-------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions...................................       531,797           444,857          391,483
Withdrawals ....................................       (48,695)         (182,473)         (12,637)
-------------------------------------------------------------------------------------------------------
Increase in net assets attributable to
   contributions and withdrawals...................    483,102           262,384          378,846
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS.............................    500,650           289,061          361,182
NET ASSETS -- BEGINNING OF PERIOD..................         --           361,182               --
-------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD........................   $500,650          $650,243         $361,182
=======================================================================================================

* Commencement of operations.
See Notes to Financial Statements.


                                     FSA-54

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements
--------------------------------------------------------------------------------


1. Separate Account Nos. 13 (Pooled) (the Alliance Bond Fund), 10 (Pooled) (the Alliance Balanced Fund), 4 (Pooled) (the Alliance Common Stock Fund), 3 (Pooled) (the Alliance Aggressive Stock Fund), 51 (Pooled) (the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Funds) and 66 (Pooled) (the T. Rowe Price Equity Income, EQ/Putnam Growth & Income, Merrill Lynch Basic Value Equity, MFS Research, T. Rowe Price International, Morgan Stanley Emerging Market Equity, Warburg Pincus Small Company Value, MFS Emerging Growth Companies, EQ/Putnam Balanced and Merrill Lynch World Strategy Funds) (the Funds) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly owned subsidiary of The Equitable Companies Incorporated, were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. These financial statements reflect the total net assets and results of operations for the Separate Account Nos. 13, 10, 4, 3, 51 and 66. The Retirement Investment Account Program is one of the many contract owners participating in these funds.

     Interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 10, 4 and 3 aggregated $
     - 0 - (0.0%), $323,953,589 (15.3%) and $88,549,620 (32.1%), respectively, at December 31, 1998 and $26,718,437 (11.0%), $384,471,790 (14.5%) and
     $124,230,736 (29.7%), respectively, at December 31, 1997, of the net assets in these Funds.

     Equitable Life is the investment manager for the Funds. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of Separate Account Nos. 13, 10, 4 and 3 (the Equitable Funds). Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life.

     Separate Account No. 51 has eleven investment funds which invest in Class IA shares of corresponding portfolios of The Hudson River Trust (HR Trust). Alliance is the investment adviser of the HR Trust. The Retirement Investment Account (RIA) through Separate Account No. 51's eleven investment funds invest in the following portfolios of the Trust: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors.

     Separate Account No. 66 has ten investment funds which invest in Class IB shares of corresponding portfolios of EQ Advisors Trust (EQ Trust). EQ Financial Consultants, Inc. is the investment manager of each portfolio. The Retirement Investment Account through Separate Account No. 66's ten investment funds invest in the following portfolios of the Trust: T. Rowe Price Equity Income, EQ/Putnam Growth & Income, Merrill Lynch Basic Value Equity, MFS Research, T. Rowe Price International, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, MFS Emerging Growth Companies, EQ/Putnam Balanced and Merrill Lynch World Strategy. Class IB shares are offered at net asset values and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. HR Trust and EQ Advisors Trust (Trusts) are open-end, diversified investment management companies used as funding vehicles for separate accounts assets of insurance companies.

     Equitable Life, Alliance and EQ Financial Consultants seek to obtain the best price and execution of all orders placed for the Portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance and EQ Financial Consultants may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



                                     FSA-55

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. Separate Account No. 51 invests in shares of HR Trust and are valued at the net asset value per share of the respective funds. Separate Account No. 66 invests in the shares of EQ Trust and are valued at the net asset value per share of the respective funds. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolios. For Separate Account Nos. 51 and 66, realized gains and losses on investments include gains and losses on redemptions of the Trust's share (determined on the identified cost basis) and capital gain distributions from the Trust. Dividends are recorded by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trusts at the end of each year.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statements of Operations and Changes in Net Assets.

   Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

   Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Net Assets. The contract amounts of these forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. The Accounts bear the market risk which arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1998, Separate Account No. 10 had outstanding forward currency contracts to buy/sell foreign currencies as follows:


                                            Contract          Cost on           U.S. $        Unrealized
                                            Amount          Origination        Current       Appreciation
                                            (000's)             Date            Value       (Depreciation)
                                            -----------     -----------     -------------   -------------

         Separate Account No. 10
         ------------------------

         Foreign Currency Buy
         Contracts:
         ------------------------------

         Japanese Yen, settling
         01/04/99                            180,000        $1,332,840      $1,593,908         $ 261,068

         Foreign Currency Sale
         Contracts:
         -------------------------------

         Japanese Yen, settling
         01/04/99                            180,329        1,344,754        1,596,821          (252,067)
                                                                                              ===========
                                                                                               $   9,001
                                                                                              ===========


                                     FSA-56

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements (Continued)

------------------------------------------------------------------------------------------------------------

   Equitable Life's internal short-term investment account, Separate Account No.
   2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts
   (Participating Funds) under Equitable Life's management. Separate Account No.
   2A invests in debt securities maturing in sixty days or less from the date of the acquisition. At December 31, 1998, the investments held in Separate
   Account No. 2A consist of the following:

------------------------------------------------------------------------------------------------------------
                                                                                   Amortized
                                                                                      Cost              %
------------------------------------------------------------------------------------------------------------

   Commercial Paper, 5.10% - 5.35% due 01/04/99 through 02/18/99..........       $230,335,099         97.7%
   U.S. Government Agency, 4.28% due 01/04/99.............................          5,198,145          2.2
------------------------------------------------------------------------------------------------------------

   Total Investments......................................................        235,533,244         99.9
   Other Assets Less Liabilities..........................................            215,649          0.1
============================================================================================================

   Net Assets of Separate Account No. 2A .................................       $235,748,893        100.0%
============================================================================================================

   Units Outstanding......................................................            825,639
   Unit Value.............................................................            $285.54


   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.

   For 1998 and 1997, investment security transactions, excluding short-term debt securities, were as follows:

                                                Purchases                               Sales
                                    -----------------------------------  -------------------------------------
                                                            U.S.
                                      Stocks and         Government        Stocks and        U.S. Government
                                    Debt Securities     and Agencies      Debt Securities      and Agencies
                                    -----------------  ----------------  -----------------  ------------------
   Fund
   Alliance Bond:
      1998.....................        $23,825,694      $112,172,627        $21,275,286       $134,056,066
      1997.....................         37,104,183       191,640,256         63,408,606        182,061,320
   Alliance Balanced:
      1998.....................         87,857,736        98,200,986        144,791,496        122,149,180
      1997.....................        224,848,109       215,172,356        290,379,457        228,848,176
   Alliance Common Stock:
      1998.....................      1,692,067,102               --       2,151,023,546                 --
      1997.....................      1,569,991,103               --       1,988,739,298                 --
   Alliance Aggressive Stock:
      1998.....................        681,887,865               --         780,385,761                 --
      1997.....................        780,418,511               --         850,626,915                 --

3.   Investment securities for the Equitable Funds are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly-traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.



                                     FSA-57

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



     Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------
     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

     Other assets that do not have a readily available market price, such as guarantee investment contracts are valued at fair value as determined in good faith by Equitable Life's investment officers.

     Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

     Investment valuations for HR Trust and EQ Trust are as follows:

     The value of the investments in Separate Account Nos. 51 and 66 held in the corresponding HR Trust and EQ Trust Portfolios is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day.

4. Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. These expenses consist of asset management fees, administrative and sales-related fees, and operating expenses, as specified in each contract. Depending upon the terms of a contract, sales-related fees and operating expenses are paid
     (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Asset management fee is deducted in the daily unit values for the Equitable Funds. Administrative charge for the investment funds of Separate Account No. 51 is deducted in the daily unit value for each investment fund.

     The RIA contract is the sole investor in the following investment funds of Separate Account No. 66: EQ/Putnam Growth & Income Fund; Merrill Lynch Basic Value Equity Fund; T. Rowe Price International Fund; Morgan Stanley Emerging Markets Equity Fund; MFS Emerging Growth Companies Fund and EQ/Putnam Balanced Fund. There are no expenses shown in the Statement of Operations and Changes in Net Assets for these funds as the only fees assessed are paid directly by the participant via liquidation of units.

     Investments in Separate Account Nos. 51 and 66 are also subject to the expenses incurred in the underlying Portfolios of the Trusts, which are reflected through the Portfolios' net asset values.

5. No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for Federal income taxes is required.


                                     FSA-58

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============